As Filed with the Securities and Exchange Commission on April 13, 2017

Registration Nos.: 333-194099; 811-07549

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 7    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 71    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Robert L. Reynolds

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ADVISOR CHOICE VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Supplement dated May 1, 2017

to the Prospectus dated May 1, 2017

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Schwab Advisor Choice Variable Annuity Prospectus dated May 1, 2017 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please contact the Retirement Resource Operations Center toll-free at (800) 838-0650. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-194099.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts the applications for which are signed during the effective dates detailed below.

Contract Applications Signed Prior to May 1, 2017:

To receive the following GAW% or Joint GAW%, your Schwab Advisor Choice Variable Annuity application must be signed prior to May 1, 2017, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following GAW% and Joint GAW% will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract.

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	3.50%	4.50%	5.50%	6.50%

Contract Applications Signed on or after May 1, 2017:

To receive the following GAW% or Joint GAW%, your Schwab Advisor Choice Variable Annuity application must be signed on or after May 1, 2017, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following GAW% and Joint GAW% will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s and Joint GAW%s) will be superseded by the terms of the new Rate Sheet Supplement. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching for File No. 333-194099.

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	3.50%	4.50%	5.00%	6.00%

If you have any questions regarding this Supplement, including questions about the date your application was signed or the rates applicable to you, please call the Retirement Resource Operations Center toll-free at (800) 838-0650, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and

Statement of Additional Information dated May 1, 2017.

Please read this Supplement carefully and retain it for future reference.

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Advisor Choice Variable AnnuityTM (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all jurisdictions except New York.

The Contract may be owned by one or two individuals. A Contract may also be owned by a grantor trust that exists for one individual grantor or two individual grantors who are each other’s spouse.

When you contribute money to the Schwab Advisor Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.

Investment Segment Portfolios:

AB VPS Growth and Income Portfolio – Class A Shares

AB VPS Growth Portfolio – Class A Shares

AB VPS International Growth Portfolio – Class A Shares*

AB VPS Real Estate Investment Portfolio – Class A Shares

AB VPS Small/Mid Cap Value Portfolio – Class A Shares

Alger Capital Appreciation Portfolio – Class I-2 Shares

Alger Large Cap Growth Portfolio – Class I-2 Shares

Alger Mid Cap Growth Portfolio – Class I-2 Shares*

ALPS/Red Rocks Listed Private Equity Portfolio – Class I Shares

American Century Investments VP Balanced Fund – Class I Shares

American Century Investments VP Income & Growth Fund – Class I Shares

American Century Investments VP International Fund – Class I Shares

American Century Investments VP Mid Cap Value Fund – Class II Shares

American Century Investments VP Value Fund – Class I Shares

American Funds IS® Global Growth Fund – Class 1 Shares

American Funds IS® International Fund – Class 2 Shares

American Funds IS® New World Fund – Class 2 Shares

BlackRock Global Allocation V.I. Fund – Class I Shares

ClearBridge Variable Mid Cap Portfolio – Class I Shares

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares

Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares*

Delaware VIP Emerging Markets Series – Standard Class Shares

The date of this Prospectus is May 1, 2017.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Delaware VIP Small Cap Value Series – Standard Class Shares

Delaware VIP Smid Cap Core Series (formerly Delaware VIP Smid Cap Growth Series) – Standard Class Shares

Delaware VIP Value Series – Standard Class Shares

Deutsche Capital Growth VIP – Class A Shares

Deutsche Core Equity VIP – Class A Shares

Deutsche CROCI® U.S. VIP. – Class A Shares* (formerly Deutsche Large Cap Value VIP)

Deutsche Global Small Cap VIP – Class A Shares

Deutsche Small Cap Index VIP – Class A Shares

Deutsche Small Mid Cap Growth VIP – Class A Shares

Deutsche Small Mid Cap Value VIP – Class A Shares*

DFA VA U.S. Targeted Value Portfolio

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares*

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares

Federated Fund for U.S. Government Securities II

Franklin Small Cap Value VIP Fund – Class 2 Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares

Great-West Ariel Mid Cap Value Fund – Investor Class

Great-West Goldman Sachs Mid Cap Value Fund – Investor Class

Great-West Invesco Small Cap Value Fund – Investor Class

Great-West Loomis Sayles Bond Fund – Investor Class

Great-West T. Rowe Price Mid Cap Growth Fund – Investor Class

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Growth and Income Fund – Series I Shares

Invesco V.I. High Yield Fund – Series I Shares

Invesco V.I. International Growth Fund – Series I Shares

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares*

Invesco V.I. Small Cap Equity Fund – Series I Shares

Invesco V.I. Technology Fund – Series I Shares*

Ivy VIP International Core Equity

Janus Aspen Balanced Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Balanced Portfolio)

Janus Aspen Flexible Bond Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Flexible Bond Portfolio)

Janus Aspen Global Research Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Research Portfolio)

Janus Aspen Global Technology Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Technology Portfolio)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 1 Shares*

(effective on or about May 19, 2017, this fund will be liquidated)

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares

LVIP Baron Growth Opportunities Fund – Service Class Shares

MFS VIT II International Value Portfolio – Service Class Shares

MFS VIT III Mid Cap Value Portfolio – Initial Class Shares

MFS VIT Utilities Series – Service Class Shares

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares

Neuberger Berman AMT Socially Responsive Portfolio – Class S Shares

NVIT Mid Cap Index Fund – Class II Shares

Oppenheimer Global Fund/VA – Non-Service Shares

Oppenheimer International Growth Fund/VA – Non-Service Shares

Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares

PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class Shares

PIMCO VIT High Yield Portfolio – Administrative Class Shares

PIMCO VIT Low Duration Portfolio – Administrative Class Shares

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PIMCO VIT Real Return Portfolio – Administrative Class Shares

PIMCO VIT Total Return Portfolio – Administrative Class Shares

Pioneer Fund VCT Portfolio – Class I Shares

Pioneer Mid Cap Value VCT Portfolio – Class II Shares*

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares

Prudential Series Fund Equity Portfolio – Class II Shares*

Prudential Series Fund Natural Resources Portfolio – Class II Shares*

Putnam VT American Government Income Fund – Class IB Shares

Putnam VT Equity Income Fund – Class IB Shares

Putnam VT Global Asset Allocation Fund – Class IA Shares

Putnam VT Global Health Care Fund – Class IB Shares

Putnam VT Income Fund – Class IA Shares

Putnam VT International Equity Fund – Class IA Shares

Putnam VT International Value Fund – Class IA Shares

Putnam VT Investors Fund – Class IA Shares

Royce Capital Fund – Small-Cap Portfolio – Service Class Shares*

Schwab Government Money Market PortfolioTM (formerly Schwab Money Market Portfolio)

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced PortfolioTM

Schwab VIT Balanced with Growth PortfolioTM

Schwab VIT Growth PortfolioTM

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Small Company Fund

T. Rowe Price Health Sciences Portfolio

Templeton Foreign VIP Fund – Class 2 Shares

Templeton Global Bond VIP Fund – Class 2 Shares

Touchstone VST Focused Fund

VanEck VIP Global Hard Assets Fund – Class S Shares

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares*

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF REIT Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Wells Fargo VT Discovery Fund – Class 2 Shares

Wells Fargo VT Opportunity Fund – Class 2 Shares

Income Segment Covered Fund (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):

Great-West SecureFoundation® Balanced Fund – Investor Class Shares

The Contract currently offers only one Covered Fund; however, Great-West may make additional Covered Funds available to Contract Owners in the future.

*The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab Advisor Choice Variable Annuity, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2017 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

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The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.

For account information, please contact:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

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Definitions

1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.

Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.

Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.

Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.

Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Schwab Advisor Choice Variable Annuity Structure

Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

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Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.

Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.

Automatic Bank Draft Plan – If made available by Great-West, a feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.

Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.

Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.

Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.

Consultant – Your designated investment manager or financial advisor.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.

Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.

Contributions – Amounts of money you invest or deposit into your Annuity Account.

Covered Fund – Interests in Sub-Account(s) designated for the Income Segment.

•	Great-West SecureFoundation® Balanced Fund – Investor Class Shares
•	Any other Portfolio we approve for the GLWB

Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.

Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.

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Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.

Effective Date – The date on which the first Contribution is credited to your Annuity Account.

Excess Withdrawal – An amount either distributed or transferred from the Covered Fund during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% annually of Covered Fund Value to pay for Consultant Fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Fund in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider. You should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.

Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).

Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.

Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.

GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Fund. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW% applicable to new Contract purchases are disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below.

GLWB Rider Contributions – Owner directed amounts received and allocated to the Owner’s Covered Fund in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.

GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund. The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.

GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.

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Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.

Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.

Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.

Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.

Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.

Installments – Periodic payments of the GAW.

Joint GAW% – The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below.

Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.

Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. In the event that the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s).

Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.

Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.

Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.

Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for that year.

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Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194099. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2017, please refer to the Rate Sheet Supplement attached to your prospectus.

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.

Reset – A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless Requested.

Retirement Resource Operations Center – You may write to us at P.O. Box 173920, Denver, CO 80217-3920; call us toll free at (800) 838-0650; or email us at AnnuityOperations@greatwest.com.

Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving amounts from and among the Sub-Account(s).

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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit option selected)
Option 1: Return of Annuity Account Value	0.49%
Option 2: Guaranteed Minimum Death Benefit	0.69%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.69%
Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current) as a percentage of the current Covered Fund Value (for Contract applications signed before May 1, 2017)	0.95%
Guarantee Benefit Fee (current) as a percentage of the current Benefit Base (for Contract applications signed on or after May 1, 2017)	0.90%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.03%	3.02%

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The Covered Fund (the Great-West SecureFoundation Balanced Fund – Investor Class Shares) is a “funds of funds” that invests substantially all of its assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, the Great-West SecureFoundation Balanced Fund – Investor Class Shares also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West SecureFoundation Balanced Fund – Investor Class Shares as a result of its investment in shares of one or more Underlying Portfolios.

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Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$371.00	$1,184.00	$2,101.00	$4,921.00

Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$285.00	$917.00	$1,641.00	$3,919.00

Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed prior to May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.95% of Covered Fund Value, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

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1 year	3 years	5 years	10 years

$230.00	$744.00	$1,338.00	$3,236.00

Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed on or after May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.90% of Benefit Base, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$225.00	$728.00	$1,310.00	$3,172.00

These Examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge but not the Guarantee Benefit Fee, if applicable, which is deducted from the Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab Advisor Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Fund in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.

How to contact the Retirement Resource Operations Center

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

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How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.

The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.

You may purchase the Schwab Advisor Choice Variable Annuity through an exchange of another insurance contract.

Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Schwab Advisor Choice Variable Annuity.

Right of Cancellation Period

Where required by law, you may have the ability to cancel your interest in the Contract for any reason by delivering or mailing a Request to cancel to the Retirement Resource Operations Center or to an authorized agent of Great-West within 10 days (or the period of time required by state law) after Great-West receives your completed application form. We must receive your cancellation Request in person or postmarked prior to the expiration of the right of cancellation period. Upon cancellation, we will refund your Annuity Account Value plus fees and charges as of the date we receive your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance of the Portfolios you selected, which means that you bear the investment risk during this period.

For more information regarding the Right of Cancellation Period, see “Right of Cancellation,” below. For California residents age 60 and over, see “Right of Cancellation Period—California Residents Age 60 and Over,” below.

If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this Prospectus. All material state variations to the Contract and GLWB Rider are disclosed in the attached Appendix C, as well as state variations to the right of cancellation. It is also important that you read and retain your Contract, riders, amendments and endorsements.

Guaranteed Lifetime Withdrawal Benefit Rider Option

For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base.

Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).

Effective May 1, 2017, the GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.

The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194099. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in

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Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194099. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2017, please refer to the Rate Sheet Supplement attached to your prospectus.

All guarantees are subject to the claims paying ability of Great-West.

Payout Options

The Schwab Advisor Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.

Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

Death Benefit

If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.49%. If you choose Death Benefit Option 2, this charge will be 0.69%.

This summary highlights some of the more significant aspects of the Schwab Advisor Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Fund does not make payments under the GLWB Rider.

The Series Account

We established the Series Account in accordance with Colorado laws on July 24, 1995.

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The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.

The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Fund available under the Income Segment:

The Alger Portfolios – advised by Fred Alger Management, Inc.

Alger Capital Appreciation Portfolio – Class I-2 Shares seeks long-term capital appreciation.

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Alger Large Cap Growth Portfolio – Class I-2 Shares seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio – Class I-2 Shares* seeks long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P

AB VPS Growth and Income Portfolio – Class A Shares seeks to provide long-term growth of capital.

AB VPS Growth Portfolio – Class A Shares seeks long-term growth of capital.

AB VPS International Growth Portfolio – Class A Shares* seeks long-term growth of capital.

AB VPS Real Estate Investment Portfolio – Class A Shares seeks total return from long-term growth of capital and income.

AB VPS Small/Mid Cap Value Portfolio – Class A Shares seeks long-term growth of capital.

ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.

ALPS/ Red Rocks Listed Private Equity Portfolio – Class I Shares seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century Investments Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.

American Century Investments VP Balanced Fund – Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth Fund – Class I Shares seeks capital growth by investing in common stocks.

American Century Investments VP International Fund – Class I Shares seeks capital growth.

American Century Investments VP Mid Cap Value Fund – Class II Shares seeks long-term capital growth. Income is a secondary objective.

American Century Investments VP Value Fund – Class I Shares seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series – advised by Capital Research and Management Company.

American Funds IS® Global Growth Fund – Class 1 Shares seeks to provide long-term growth of capital.

American Funds IS® International Fund – Class 2 Shares seeks to provide long-term growth of capital.

American Funds IS® New World Fund – Class 2 Shares seeks long-term capital appreciation.

BlackRock Variable Series Funds, Inc. – advised by BlackRock Advisors, LLC.

BlackRock Global Allocation V.I. Fund – Class I Shares seeks high total investment return.

ClearBridge Investments – advised by Legg Mason Partners Fund Advisor, LLC.

ClearBridge Variable Mid Cap Portfolio – Class I Shares seeks long-term growth of capital.

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares seeks long-term growth of capital.

Columbia Funds – advised by Columbia Management Investment Advisors, LLC.

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares seeks long-term growth of capital.

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares seeks long-term capital appreciation.

Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares* seeks long-term capital appreciation.

Delaware VIP Trust – The Series is managed by Delaware Management Company.

Delaware VIP Emerging Markets Series – Standard Class Shares seeks long-term capital appreciation.

Delaware VIP Small Cap Value Series – Standard Class Shares seeks capital appreciation.

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Delaware VIP Smid Cap Core Series – Standard Class Shares (formerly Delaware VIP Smid Cap Growth Series) seeks long-term capital appreciation.

Delaware VIP Value Series – Standard Class Shares seeks long-term capital appreciation.

Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.

Deutsche Capital Growth VIP – Class A Shares seeks to provide long-term growth of capital.

Deutsche Core Equity VIP – Class A Shares seeks long-term growth of capital, current income, and growth of income.

Deutsche Global Small Cap VIP – Class A Shares seeks above-average capital appreciation over the long term.

Deutsche Variable Series II – advised by Deutsche Investment Management Americas, Inc.

Deutsche CROCI® U.S. VIP. – Class A Shares* (formerly Deutsche Large Cap Value VIP) seeks to achieve a high rate of total return.

Deutsche Small Mid Cap Growth VIP – Class A Shares seeks long-term capital appreciation.

Deutsche Small Mid Cap Value VIP – Class A Shares* seeks long-term capital appreciation.

Deutsche Investments VIT Funds – advised by Deutsche Investment Management, Inc.

Deutsche Small Cap Index VIP – Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

DFA Investment Dimensions Group Inc. – advised by Dimensional Fund Advisors LP.

DFA VA U.S. Targeted Value Portfolio seeks to achieve long-term capital appreciation.

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation.

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.

Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation.

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares* seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Federated Insurance Series – advised by Federated Investment Management Company.

Federated Fund for U.S. Government Securities II seeks to provide current income.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value VIP Fund – Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC.

Templeton Foreign VIP Fund – Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC.

Templeton Global Bond VIP Fund – Class 2 Shares seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Advised by Franklin Advisors, Inc.

Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares seeks long-term growth of capital.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West Ariel Mid Cap Value Fund – Investor Class seeks long-term capital appreciation.

Great-West Goldman Sachs Mid Cap Value Fund – Investor Class seeks long-term growth of capital.

Great-West Invesco Small Cap Value Fund – Investor Class seeks long-term growth of capital.

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Great-West Loomis Sayles Bond Fund – Investor Class seeks high total investment return through a combination of current income and capital appreciation.

Great-West T. Rowe Price Mid Cap Growth Fund – Investor Class seeks long-term capital appreciation.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc.

Invesco V.I. Comstock Fund – Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Growth and Income Fund – Series I Shares seeks long-term growth of capital and income.

Invesco V.I. High Yield Fund – Series I Shares seeks total return, comprised of current income and capital appreciation.

Invesco V.I. International Growth Fund – Series I Shares seeks long-term growth of capital.

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares* seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund – Series I Shares seeks long-term growth of capital.

Invesco V.I. Technology Fund – Series I Shares* seeks long-term growth of capital.

Ivy Funds – advised by Ivy Investment Management Company.

Ivy VIP International Core Equity to seek to provide capital growth and appreciation.

Janus Aspen Series – advised by Janus Capital Management LLC. Effective on or about June 2, 2017, this series will be renamed the Janus Henderson Series.

Janus Aspen Balanced Portfolio – Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Balanced Portfolio.

Janus Aspen Flexible Bond Portfolio – Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Flexible Bond Portfolio.

Janus Aspen Global Research Portfolio – Institutional Shares seeks long-term growth of capital. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Research Portfolio.

Janus Aspen Global Technology Portfolio – Institutional Shares seeks long-term growth of capital. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Technology Portfolio.

JPMorgan Insurance Trust – advised by advised by J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 1 Shares seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. (effective on or about May 19, 2017, this fund will be liquidated)

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares seeks capital growth over the long term.

Lazard Retirement Series – advised by Lazard Asset Management, LLC.

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation.

LVIP Baron Growth Opportunities Fund – Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company.

MFS® VIT Utilities Series – Service Class Shares seeks total return.

MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company.

MFS® VIT II International Value Portfolio – Service Class Shares seeks capital appreciation.

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MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company.

MFS® VIT III Mid Cap Value Portfolio – Initial Class Shares seeks capital appreciation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares seeks growth of capital.

Neuberger Berman AMT Socially Responsive Portfolio – Class S Shares seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors.

NVIT Mid Cap Index Fund – Class II Shares seeks capital appreciation.

Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.

Oppenheimer Global Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer International Growth Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares seeks capital appreciation.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC.

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares seeks maximum real return, consistent with prudent investment management.

PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class Shares seeks maximum real return, consistent with prudent investment management.

PIMCO VIT High Yield Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio – Administrative Class Shares seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust – advised by Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares* seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares seeks long-term capital growth.

The Prudential Series Fund – managed by Prudential Investments LLC.

Prudential Series Fund Equity Portfolio – Class II Shares* seeks long term growth of capital.

Prudential Series Fund Natural Resources Portfolio – Class II Shares* seeks long-term growth of capital.

Putnam Variable Trust – advised by Putnam Investment Management, LLC.

Putnam VT American Government Income Fund – Class IB Shares seeks high current income with preservation of capital as its secondary objective.

Putnam VT Equity Income Fund – Class IB Shares seeks capital growth and current income.

Putnam VT Global Asset Allocation Fund – Class IA Shares seeks long-term return consistent with preservation of capital.

Putnam VT Global Health Care Fund – Class IB Shares seeks capital appreciation.

Putnam VT Income Fund – Class IA Shares seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam VT International Equity Fund – Class IA Shares seeks capital appreciation.

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Putnam VT International Value Fund – Class IA Shares seeks capital growth. Current income is a secondary objective.

Putnam VT Investors Fund – Class IA Shares seeks long-term growth of capital and any increased income that results from this growth.

Royce Capital Fund – advised by Royce & Associates, LP

Royce Capital Fund – Small-Cap Portfolio – Service Class Shares* seeks long-term growth of capital.

Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.

Schwab Government Money Market PortfolioTM (formerly Schwab Money Market Portfolio) seeks the highest current income consistent with stability of capital and liquidity by investing in U.S. government securities, such as: U.S. Treasury bills and notes; other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks; repurchase agreements that are collateralized fully by cash and/or U.S. government securities; and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Schwab VIT Balanced PortfolioTM seeks long-term capital appreciation and income.

Schwab VIT Balanced with Growth PortfolioTM seeks long-term capital appreciation and income.

Schwab VIT Growth PortfolioTM seeks long-term capital appreciation.

Sentinel Variable Products Trust – advised by Sentinel Asset Management, Inc.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Sentinel Variable Products Small Company Fund seeks growth of capital.

T. Rowe Price Variable Insurance Portfolio – advised by T. Rowe Price Associates, Inc.

T. Rowe Price Health Sciences Portfolio seeks long-term capital appreciation.

Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.

Touchstone VST Focused Fund seeks to provide investors with capital appreciation.

VanEck VIP Trust – advised by Van Eck Associates Corporation.

VanEck VIP Global Hard Assets Fund – Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares* seeks high total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Vanguard Variable Insurance Funds

Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. Advised by PRIMECAP Management Company.

Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. Advised by Barrow, Hanley, Mewhinney & Strauss, LLC.

Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. Advised by the Vanguard Group, Inc.

Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. Advised by the Vanguard Group, Inc.

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Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. Advised by Arrowpoint Asset Management, LLC, Granahan Investment Management, Inc. and the Vanguard Group, Inc.

Wells Fargo Advantage Funds – advised by Wells Fargo Funds Management, LLC.

Wells Fargo VT Discovery Fund – Class 2 Shares seeks long-term capital appreciation.

Wells Fargo VT Opportunity Fund – Class 2 Shares seeks long-term capital appreciation.

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.” The Contract currently offers only one Covered Fund; however, Great-West may make additional Covered Funds available to Contract Owners in the future.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West SecureFoundation® Balanced Fund – Investor Class seeks long-term capital appreciation and income.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit schwaballiance.retirementpartner.com.

You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts

Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.

Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

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Application and Initial Contributions

The first step to purchasing the Schwab Advisor Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great-West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab Advisor Choice Variable Annuity has a cash value of at least $5,000.

The Contract application and any initial Contributions made by check will be processed by the Retirement Resource Operations Center.

If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the right of cancellation period (ten days or longer where required by state law), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start and we will return the amounts discussed below as of the Transaction Date the Request for cancellation is received.

In states that require us to return Annuity Account Value if you cancel your Contract, initial Contributions will be allocated to the Sub-Accounts you select in your application. In those states, we will refund your Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.

In states that require us to return Contributions if you cancel your Contract, we will return the greater of Annuity Account Value plus fees and charges or the amount of Contributions received as of the Transaction Date the Request for cancellation is received plus fees and charges. After the right of cancellation period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.

Right of Cancellation Period—California Residents Age 60 and Over

If you are a California resident age 60 or older when your Contract is issued, you have a 30-day right to cancel your Contract and you must instruct us whether you want to receive a return of your Contribution(s) or a return of Annuity Account Value on exercising the right of cancellation. Your choice will affect how we allocate your Contribution(s) during the 30-day period. You may cancel your Contract within 30 days of the date you received it and receive a refund by delivering a Request to cancel to the Retirement Resource Operations Center or to an authorized agent of Great-West. If you deliver the Request by US mail, it must be postmarked prior to the expiration of the right of cancellation period.

If you choose a return of Contribution(s), we will allocate your entire initial Contribution and any subsequent Contributions made during the 30-day period to the Great-West Government Money Market Fund. If you choose to exercise your right of cancellation using this option, you will receive a refund equal to the greater of (i) your Contribution(s) plus fees and charges (less any withdrawals taken) and (ii) your Annuity Account Value plus any fees and charges (less withdrawals taken). We will refund the amount to you within 30 days from the date we receive your Request to cancel.

If you choose to allocate your initial Contribution or any subsequent Contributions to Portfolios other than the Great-West Government Money Market Fund during the 30-day right of cancellation period, cancellation will entitle you to a refund of your Annuity Account Value plus any fees and charges (less withdrawals taken), which may be higher or lower than your Contribution(s) depending on the investment performance of the Portfolios you selected. We will refund the amount to you within 30 days of our receipt of your Request to cancel.

If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.

In your Contract, the right of cancellation period is also referred to as the “right to examine.”

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Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.

You can make subsequent Contributions by check, Automatic Bank Draft Plan, if available, transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.

We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Election Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.

Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.

Transfers

While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at schwaballiance.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.

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Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

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We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

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Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•      The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•      You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

Average market value per unit $18.06

Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

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How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•      Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•      You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•      You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Retirement Resource Operations Center or via the Internet at schwaballiance.retirementpartner.com; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.

If you Request a partial withdrawal, including a withdrawal to pay Consultant fees, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.

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Numerical Example

Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit (Death Benefit Option 2) = $45,000 ($50,000 x 0.90)

Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment could significantly reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•      Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;

•      If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;

•      A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.

We may also delay payment for any of the following reasons:

(a) any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

(b) any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

(c) any other period as the SEC may by order permit for the protection of security holders.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Consultant Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Consultant. A withdrawal Request for this purpose must meet the $100 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.

Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract.

Withdrawals from the Covered Fund in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, which would reduce your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid reducing your benefits under a GLWB Rider. A Consultant fee Excess

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Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Numerical Examples of Withdrawals (from Covered Funds in the Income Segment) to Pay Consultant Fees

The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are withdrawn from the Covered Fund in the Income Segment. The first example shows the impact of withdrawal of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of withdrawal of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.

Example #1: Prior to withdrawal of Consultant fee

Sum of Contributions = $80,000

Covered Fund Value = $50,000

Benefit Base = $100,000

GAW% = 5%

Guaranteed Annual Withdrawal = $5,000

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000

Option 2 Death Benefit (Return of Contributions) = $80,000

Withdrawal amount for Consultant fees = $750 (1.5% of $50,000)

After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:

Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250

Benefit Base after withdrawal for Consultant fees = $100,000

GAW% = 5%

Guaranteed Annual Withdrawal = $5,000

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250

Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $750)/$50,000 = 0.885

Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.885 = $70,800

Example #2: Prior to withdrawal of Consultant fee

Sum of Contributions = $80,000

Covered Fund Value = $50,000

Benefit Base = $100,000

GAW% = 5%

Excess Withdrawal = $250

Guaranteed Annual Withdrawal = $5,000

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000

Option 2 Death Benefit (Return of Contributions) = $80,000

Withdrawal amount for Consultant fees = $1,000 (2.0% of $50,000)

After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:

Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000

Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944

Benefit Base after withdrawal for Consultant fees = $100,000 * 0.9944 = $99,435

GAW% = 5%

Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000

Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $1,000)/$50,000 = 0.88

Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.88= $70,400

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.

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You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59  1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.

Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.49% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.69% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 1 provides for the return of Annuity Account Value (minus any Premium Tax) rather than the greater of Annuity Account Value or the sum of Contributions. Annuity Account Value could exceed the sum of Contributions, for example, if the investment markets generally are in a growth state. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to exceed the total amount of Contributions. If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the Annuity Account Value, which in this case exceeds the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 2 in this example, your Beneficiary would also receive the Annuity Account Value (minus any Premium Tax), but you would have paid a higher M&E Charge for the duration of the Contract.

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Option 2 provides for the return of Contributions (minus any Premium Tax) in the event that amount is greater than the Annuity Account Value. This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•      such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

•      such distributions begin not later than one year after the Owner’s date of death.

If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.

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If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

Distribution of Death Benefit

Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1) If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account;

(2) If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.

If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”

Death of Annuitant Who is Not the Owner of the Contract

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.

If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

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Death of Owner Who Is the Annuitant

If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If Owner/Annuitant Dies After Annuity Commencement Date

If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.

Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)

Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example

Sum of Contract and GLWB Rider Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

The Benefit Base has no value and will not affect the Death Benefit.

Ownership and Assignment

The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.

In certain states the Contract permits you to change the Owner of the Contract. In such case you may change the Owner any time before the Owner’s death. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. In these states, a change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.

Grantor Trust Owned Annuity

We will issue the Contract to Grantor Trusts. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is

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a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.

Joint Annuitants

If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or
•	Guarantee Benefit Fee, if applicable.

The Contract may be available for use with investment accounts at eligible broker/dealers and Consultants that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should ask your Consultant for more details.

Mortality and Expense Risk Charge

The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.49%. We guarantee that this charge will never increase beyond 0.49%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.69%. We guarantee that this charge will never increase beyond 0.69%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio’s prospectus. You bear these costs indirectly when you allocate to a Sub-Account.

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Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Periodic Withdrawals

You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.

In Requesting periodic withdrawals, you must elect:

•      The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•      A minimum withdrawal amount of at least $100;

•      The calendar day of the month on which withdrawals will begin;

•      One of the periodic withdrawal payout options discussed below — you may change the withdrawal option and/or the frequency once each calendar year; and

•      The type of allocation of withdrawals from the Investment Segment Sub-Accounts

○	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
○	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.

While periodic withdrawals are being received:

•      You may continue to exercise all contractual rights.

•      You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•      Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•      The amount elected to be paid under the option selected has been reduced to zero.

•      The Investment Segment Account Value is zero.

•      You Request that withdrawals stop.

•      You purchase an annuity payout option.

•      The Owner dies.

We may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.

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If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.

Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.

Annuity Payouts From the Investment Segment

You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under the GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized. Once Installments under the GLWB Rider have begun, the Income Segment cannot be annuitized.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.

The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period — This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period — This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.

Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.

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For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.

If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant on the same schedule as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.

If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.

For complete descriptions, see the Distribution of Death Benefit section above.

Annuity Units

We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions (Investment Segment Only)

Once payouts start from the Investment Segment under the annuity payout option you select:

•      no changes can be made in the payout option;

•      no additional Contributions to the Investment Segment will be accepted under the Contract; and

•      no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.

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Guaranteed Lifetime Withdrawal Benefit

On any business day prior to your 85th birthday, you have the option of electing the GLWB rider by either allocating Contributions to one or more Covered Funds in the Income Segment at your direction, or by Transferring all or part of your Investment Segment Account Value to one or more Covered Funds in the Income Segment at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Segment when electing the GLWB Rider. You are under no obligation to elect the GLWB Rider. If you choose to elect the GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Segment Sub-Account options), or you may wait to elect the GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.

For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base. Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).

Effective May 1, 2017, the GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.

The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194099. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194099.

For applications signed prior to May 1, 2017, the GAW% for a single Covered Person is based on the following table:

Guaranteed Withdrawal Percentage for a Single Covered Person:

Age	GAW%
59.5 – 64	4.00%
65 – 69	5.00%
70 – 79	6.00%
80+	7.00%

For applications signed prior to May 1, 2017, if there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Guaranteed Annual Withdrawal Percentage for Joint Covered Persons:

Age of the Younger Covered Person	GAW%
59.5 – 64	3.50%
65 – 69	4.50%
70 – 79	5.50%
80+	6.50%

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All guarantees are subject to the claims paying ability of Great-West.

GLWB Accumulation Phase

The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions to the Covered Fund on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee

The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017), subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund. The current Guarantee Benefit Fee is 0.95% of the Covered Fund Value (for applications signed before May 1, 2017) or 0.90% of the Benefit Base (for applications signed on or after May 1, 2017) held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value (for applications signed before May 1, 2017) or less than 0.00% or greater than 1.50% of your Benefit Base (for applications signed on or after May 1, 2017). We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.

Unless otherwise stated, any change to the fee will affect all assets in the Covered Fund in the Income Segment.

If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.

The Covered Fund

The GLWB Rider provides protection relating to your Covered Fund by ensuring that, regardless of how your Covered Fund actually performs or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.

The Covered Fund may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Fund‘s experience. It is impossible to know how various investments will fare on a comparative basis.

We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your

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Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as Dollar Cost Averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements.

Covered Fund Value

Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or your Benefit Base (for applications signed on or after May 1, 2017) as of the date the fee is deducted each quarter.

The Benefit Base

The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund in the Income Segment on the GLWB Rider Election Date.

•      We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund.

•      We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.

•      On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)

•      On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your current Covered Fund Value if an age reset calculation results in a higher GAW amount (see “Reset of the GAW% During the GAW Phase,” below).

A few things to keep in mind regarding the Benefit Base:

•      The Benefit Base is used only for purposes of calculating the Guarantee Benefit Fee, and calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.

•      It is important that you do not confuse your Benefit Base with the Covered Fund Value.

•      During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

In the event that Great-West requires a Transfer from the Covered Fund as a result of the Covered Fund being eliminated or liquidated, your Benefit Base will be preserved and your Covered Fund Value will be Transferred to a replacement Covered Fund.

Subsequent Contributions to Your Covered Fund

During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Fund in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see the Covered Fund prospectus for more information.

All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.

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We reserve the right to reject additional GLWB Rider Contributions at any time and for any reason (see Rights Reserved by Great-West, below). Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.

Annual Adjustments to Your Benefit Base

During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•      your current Benefit Base; or

•      your current Covered Fund Value.

It is important to be aware that even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund performance.

It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.

Benefit Base Cap

The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.

Excess Withdrawals

The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Segment Covered Fund to any Investment Segment Portfolio. The Contract currently offers only one Covered Fund; however, Great-West may make additional Covered Funds available to Contract Owners in the future.

You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.

You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals

A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from the Covered Fund to any other Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example

Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:

Covered Fund Value before the Excess Withdrawal adjustment = $50,000

Benefit Base = $100,000

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Excess Withdrawal amount = $10,000

Covered Fund Value after adjustment = $50,000 - $10,000 = $40,000

Covered Fund Value adjustment = $40,000/$50,000 = 0.80

Adjusted Benefit Base = $100,000 x 0.80 = $80,000

Fees Associated with the Covered Fund

Neither the Guarantee Benefit Fee nor the M&E Charge, nor any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, shall be treated as an Excess Withdrawal, subject to the limitation described in this section.

You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under the GLWB Rider.

Treatment of a Distribution During the GLWB Accumulation Phase

At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).

If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.

Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.

Death During the GLWB Accumulation Phase

If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).

If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.

A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.

GAW Phase

The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.

To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the

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Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.

Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.

Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.

Calculation of Guaranteed Annual Withdrawals

It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.

To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.

During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.

We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Reset of the GAW% During the GAW Phase” below.

To calculate the GAW for applications signed on or after May 1, 2017, on the Initial Installment Date we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract. To calculate the GAW for applications signed prior to May 1, 2017, on the Initial Installment Date we multiply the Benefit Base by the GAW% disclosed under “Guaranteed Lifetime Withdrawal Benefit,” above. Unless otherwise Requested, the amount of the initial Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW.

It is important to note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.

Calculation of GAW Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” above.

Numerical Examples of the Guaranteed Annual Withdrawal

(GAW% and Joint GAW% rates used in these examples are for illustration purposes only. The rates applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)

Scenario #1: 66 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW% = 5.00%

GAW = $4,000 ($80,000 x 5.00%)

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Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 3.50% (for 63 year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW% = 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 4.50% (for a 65 year old)

GAW = $3,600 ($80,000 x 4.50%)

Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.

Installment Frequency Options

Your Installment Frequency Options are as follows:

(a) Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.

(b) Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.

(c) Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.

(d) Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.

You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.

Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.

Lump Sum Distribution Option

At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.

Numerical Example of Lump Sum Distribution

Assume the following:

GAW = $4,800 with a monthly distribution of $400

Three monthly Installments have been made (3 x $400 = $1,200)

Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600

So, a Lump Sum Distribution of $3,600 may be taken.

Suspending and Re-Commencing Installments After a Lump Sum Distribution

It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.

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You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.

Ratchet to Benefit Base During the GAW Phase

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.

On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:

(a) the current Benefit Base; or

(b) the current Covered Fund Value.

GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.

Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.

Reset of the GAW% During the GAW Phase

Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base Cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.

Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.

If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.

Example:	If	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than
(Current GAW%) x (Current Benefit Base)

	Then	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and
(Covered Fund Value) = (New Benefit Base)

Numerical Example When Reset is Beneficial:

Age at Initial Installment Date = 60

Attained Age = 70

Covered Fund Value = $120,000

Current Benefit Base = $125,000

Current GAW% before Ratchet Date = 4%

Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained Age GAW%) x (Covered Fund Value) = 5.5% x $120,000 = $6,600

So	New GAW is $6,600
New Benefit Base is $120,000
New GAW% of 5.5% will take effect.

Numerical Example When Reset is NOT Beneficial:

Age at Initial Installment Date = 60

Attained Age = 70

Covered Fund Value = $75,000

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Current Benefit Base = $125,000

Current GAW% before Ratchet = 4%

Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained age withdrawal %) x (Covered Fund Value) = 5.5% x $75,000 = $4,125

So Because $4,125 is less than current GAW of $5,000, no Reset of the GAW% will take effect.

Additional GLWB Rider Contributions During the GAW Phase

Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.

To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.

Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.

Payments on Death During GAW Phase

If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts

If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.

To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.

Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts

If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.

If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s

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election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Effect of Excess Withdrawals During the GAW Phase

After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.

If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

Numerical Example:

Covered Fund Value before GAW =	$55,500

Benefit Base =	$100,000

GAW % =	5.5%

GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500

Excess Withdrawal =	$10,500 – $5,500 = $5,000

Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000

Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000

Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90

Adjusted Benefit Base =	$100,000 x 0.90 = $90,000

Adjusted GAW Amount =	$90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)

GLWB Settlement Phase

The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase. During the Settlement Phase, Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.

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Distributions and Transfers are not permitted during the Settlement Phase.

During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.

Divorce and the Income Segment

Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.

Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GAW Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.

Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.

Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.

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In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the former Spouse pursuant to this section is irrevocable.

Divorce During the GAW Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.

Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.

In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GLWB Settlement Phase

If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.

Termination of the GLWB Rider

The GLWB Rider will terminate upon the earliest of:

(a) the date of death of the Owner if there is no surviving Covered Person;

(b) the date there is no longer a Covered Person under the GLWB Rider;

(c) the date the Contract is terminated;

(d) the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;

(e) the Annuity Commencement Date, if no Installments have been taken;

(f) when the Guarantee Benefit Fee is not received by Great-West, when due; or

(g) In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce decree.

If the GLWB is canceled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the same Covered Fund until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.

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We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.

You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

The applicable GAW% and Joint GAW% are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. If you would like more information on the GLWB Rider, the GAW%, or the Joint GAW% applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” above.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

You should consult a tax advisor for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•      The Contract is acquired by the estate of a decedent.

•      The Contract is a qualified funding asset for a structured settlement.

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•      The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017) as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•      Made on or after the date on which the Owner reaches age 59 1⁄2.

•      Made as a result of death or disability of the Owner.

•      Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•      If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

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Distribution at Death

For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•      If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.

•      If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.

Diversification of Investments

For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Covered Fund or the Portfolios, we expect that the Covered Fund and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.

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In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.

Under Rev. Proc. 2011-38:

1.         The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and

2.         Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.

Rev. Proc. 2011-38 is effective for transfers that are completed on or after October 24, 2011.

Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignment, Transfer or Exchange of the Contract

Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.

In certain states the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” above.

The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.

Investment Income Surtax

In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages

The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ’marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

Qualified Annuity Contracts

Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code or Roth Individual Retirement Annuities under section 408A of the Code:

•      Only the Owner may be the Annuitant of the Contract;

•      Only one Owner may be established under the Contract;

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•      The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

•      The entire interest of the Owner is non-forfeitable;

•      The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.

•      Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts

Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Code Section 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.

You have sole responsibility for determining whether any premium payment meets applicable income tax requirements.

Required Minimum Distributions from Qualified Annuity ContractsIt is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.

During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund.

You should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.

Distributions Before Death in Qualified Annuity Contracts

Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must also be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a)  a single sum payment;

(b)  equal or substantially equal payments no less frequently than annually over the life of the Owner;

(c)  equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

(d)  equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

(e)  equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.

If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.

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Distributions Upon Death in Qualified Annuity Contracts

Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)   If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)   If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2.

3)   If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold to clients of registered investment advisers in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.14% of average daily Series Account assets. In addition, the Company pays Schwab amounts it receives from Portfolios for providing administrative and distribution related services. These amounts vary from Portfolio to Portfolio, but the combined compensation generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations.

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You should ask your Consultant or other Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•      To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•      To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•      To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•      To cease accepting Contributions at any time for any reason.

•      To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•      To change the time or time of day that a valuation date is deemed to have ended.

•      To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

•      To limit the number of Contracts that you may purchase.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

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Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Commodity Exchange Act

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Cyber Security Risks

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Independent Registered Public Accounting Firm

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

AnnuityOperations@greatwest.com

The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

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You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding;
•	financial statements; and
•	historical guaranteed annual withdrawal percentages.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (0.49)	2016	2015	2014
AB VPS GROWTH & INCOME
Value at beginning of period	10.76	10.00
Value at end of period	11.91	10.76
Number of accumulation units outstanding at end of period	35,460	24,181
AB VPS GROWTH
Value at beginning of period	12.03	10.00
Value at end of period	12.10	12.03
Number of accumulation units outstanding at end of period	8,949	4,773
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	9.34	9.56	10.00
Value at end of period	8.65	9.34	9.56
Number of accumulation units outstanding at end of period	26,849	10,593	971
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	11.15	11.12	10.00
Value at end of period	11.96	11.15	11.12
Number of accumulation units outstanding at end of period	33,292	32,746	5,092
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	9.84	10.00
Value at end of period	12.25	9.84
Number of accumulation units outstanding at end of period	14,657	15,040
ALGER CAPITAL APPRECIATION
Value at beginning of period	10.01	10.00
Value at end of period	10.01	10.01
Number of accumulation units outstanding at end of period	31,550	15,367
ALGER LARGE CAP GROWTH
Value at beginning of period	10.83	10.70	10.00
Value at end of period	10.69	10.83	10.70
Number of accumulation units outstanding at end of period	59,510	40,963	12,087
ALGER MID CAP GROWTH
Value at beginning of period	10.37	10.00
Value at end of period	10.42	10.37
Number of accumulation units outstanding at end of period	1,276	0
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.59
Number of accumulation units outstanding at end of period	364
AMERICAN CENTURY VP BALANCED
Value at beginning of period	10.17	10.49	10.00
Value at end of period	10.83	10.17	10.49
Number of accumulation units outstanding at end of period	63,129	175,896	102,501
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	10.05	10.70	10.00
Value at end of period	11.35	10.05	10.70
Number of accumulation units outstanding at end of period	34,455	19,664	166
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	9.37	9.34	10.00
Value at end of period	8.81	9.37	9.34
Number of accumulation units outstanding at end of period	23,951	7,693	2,353
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	10.71	10.00
Value at end of period	13.08	10.71
Number of accumulation units outstanding at end of period	40,982	13,661
AMERICAN CENTURY VP VALUE
Value at beginning of period	10.22	10.69	10.00

App A - 1

Value at end of period	12.25	10.22	10.69
Number of accumulation units outstanding at end of period	72,895	46,088	13,148
AMERICAN FUNDS IS GLOBAL GROWTH
Value at beginning of period	10.88	10.20	10.00
Value at end of period	10.92	10.88	10.20
Number of accumulation units outstanding at end of period	44,747	31,658	1,375
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.00
Value at end of period	10.37
Number of accumulation units outstanding at end of period	10,137
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	9.82	9.94	10.00
Value at end of period	10.17	9.82	9.94
Number of accumulation units outstanding at end of period	103,738	68,731	34,608
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.08
Number of accumulation units outstanding at end of period	0
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	9.59
Value at end of period	10.10
Number of accumulation units outstanding at end of period	68,137
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.52
Number of accumulation units outstanding at end of period	1,704
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	12.63	10.00
Value at end of period	14.95	12.63
Number of accumulation units outstanding at end of period	438	1,796
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	9.42	10.11	10.00
Value at end of period	12.45	9.42	10.11
Number of accumulation units outstanding at end of period	6,715	7,603	177
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	7.59	8.92	10.00
Value at end of period	8.60	7.59	8.92
Number of accumulation units outstanding at end of period	12,874	7,528	1,408
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	9.59	10.00
Value at end of period	12.54	9.59
Number of accumulation units outstanding at end of period	21,723	13,073
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	11.90	11.12	10.00
Value at end of period	12.83	11.90	11.12
Number of accumulation units outstanding at end of period	13,792	12,420	6,756
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	11.93	11.04	10.00
Value at end of period	12.38	11.93	11.04
Number of accumulation units outstanding at end of period	14,623	13,139	4,213
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	11.36	10.00
Value at end of period	12.49	11.36
Number of accumulation units outstanding at end of period	43,550	16,811
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.62	9.56	10.00
Value at end of period	9.73	9.62	9.56
Number of accumulation units outstanding at end of period	5,117	200	1,412

App A - 2

DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	9.72	10.49	10.00
Value at end of period	9.25	9.72	10.49
Number of accumulation units outstanding at end of period	38,939	40,000	4,785
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	10.07	10.61	10.00
Value at end of period	12.13	10.07	10.61
Number of accumulation units outstanding at end of period	72,647	30,252	10,914
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	10.62	10.76	10.00
Value at end of period	11.52	10.62	10.76
Number of accumulation units outstanding at end of period	5,978	5,978	1,199
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	10.05	10.00
Value at end of period	11.69	10.05
Number of accumulation units outstanding at end of period	3,356	3,264
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	9.56	10.14	10.00
Value at end of period	12.13	9.56	10.14
Number of accumulation units outstanding at end of period	103,172	63,896	21,419
DREYFUS IP MIDCAP STOCK
Value at beginning of period	10.46	10.76	10.00
Value at end of period	12.02	10.46	10.76
Number of accumulation units outstanding at end of period	6,526	6,526	1,165
DREYFUS VIF APPRECIATION
Value at beginning of period	10.03	10.00
Value at end of period	10.77	10.03
Number of accumulation units outstanding at end of period	41	41
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	10.79	10.00
Value at end of period	11.81	10.79
Number of accumulation units outstanding at end of period	18,412	15,037
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.14	10.14	10.00
Value at end of period	10.25	10.14	10.14
Number of accumulation units outstanding at end of period	53,465	21,905	3,021
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	9.18	9.96	10.00
Value at end of period	11.89	9.18	9.96
Number of accumulation units outstanding at end of period	14,276	9,053	382
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.16
Number of accumulation units outstanding at end of period	0
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	8.87
Value at end of period	9.97
Number of accumulation units outstanding at end of period	0
GREAT-WEST LOOMIS SAYLES BOND FUND
Value at beginning of period	10.00
Value at end of period	10.40
Number of accumulation units outstanding at end of period	5,797
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.13	10.25	10.00
Value at end of period	10.96	10.13	10.25
Number of accumulation units outstanding at end of period	379,760	175,444	29,409
INVESCO VI COMSTOCK
Value at beginning of period	9.82	10.50	10.00
Value at end of period	11.47	9.82	10.50
Number of accumulation units outstanding at end of period	22,152	12,097	6,048

App A - 3

INVESCO VI GROWTH & INCOME
Value at beginning of period	10.22	10.60	10.00
Value at end of period	12.18	10.22	10.60
Number of accumulation units outstanding at end of period	19,847	20,725	9,021
INVESCO V.I. HIGH YIELD
Value at beginning of period	9.40	9.75	10.00
Value at end of period	10.40	9.40	9.75
Number of accumulation units outstanding at end of period	17,326	8,548	1
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.32	9.59	10.00
Value at end of period	9.23	9.32	9.59
Number of accumulation units outstanding at end of period	49,711	44,605	20,427
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	9.55	10.00
Value at end of period	10.78	9.55
Number of accumulation units outstanding at end of period	1,655	2,674
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	9.91	10.54	10.00
Value at end of period	11.05	9.91	10.54
Number of accumulation units outstanding at end of period	11,781	12,007	1,556
INVESCO V.I. TECHNOLOGY
Value at beginning of period	11.33	10.66	10.00
Value at end of period	11.19	11.33	10.66
Number of accumulation units outstanding at end of period	2,452	11,695	1,361
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	9.00	10.00
Value at end of period	9.06	9.00
Number of accumulation units outstanding at end of period	14,805	10,397
JANUS ASPEN BALANCED
Value at beginning of period	10.42	10.41	10.00
Value at end of period	10.85	10.42	10.41
Number of accumulation units outstanding at end of period	466,530	288,228	20,592
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.04	10.06	10.00
Value at end of period	10.23	10.04	10.06
Number of accumulation units outstanding at end of period	554,749	293,257	38,557
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	10.03	10.32	10.00
Value at end of period	10.19	10.03	10.32
Number of accumulation units outstanding at end of period	5,137	6,785	1,007
JANUS ASPEN GLOBAL TECHNOLOGY
Value at beginning of period	11.24	10.00
Value at end of period	12.78	11.24
Number of accumulation units outstanding at end of period	9,900	19,472
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	10.25	10.88	10.00
Value at end of period	12.26	10.25	10.88
Number of accumulation units outstanding at end of period	5,473	5,473	295
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	7.10	8.92	10.00
Value at end of period	8.53	7.10	8.92
Number of accumulation units outstanding at end of period	94,309	58,330	17,943
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.15	10.00
Value at end of period	10.66	10.15
Number of accumulation units outstanding at end of period	50,904	42,566
MFS INTERNATIONAL VALUE
Value at beginning of period	10.20	9.64	10.00
Value at end of period	10.54	10.20	9.64

App A - 4

Number of accumulation units outstanding at end of period	226,746	137,358	40,566
MFS UTILITIES
Value at beginning of period	8.52	10.05	10.00
Value at end of period	9.44	8.52	10.05
Number of accumulation units outstanding at end of period	22,272	16,776	274
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	9.84	10.00
Value at end of period	11.35	9.84
Number of accumulation units outstanding at end of period	14,739	13,964
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
Value at beginning of period	9.68	10.00
Value at end of period	10.56	9.68
Number of accumulation units outstanding at end of period	65,879	5,398
NVIT MID CAP INDEX
Value at beginning of period	10.21	10.56	10.00
Value at end of period	12.20	10.21	10.56
Number of accumulation units outstanding at end of period	43,088	23,527	6,181
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	10.23	9.89	10.00
Value at end of period	10.19	10.23	9.89
Number of accumulation units outstanding at end of period	51,683	41,200	6,674
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	9.27	9.01	10.00
Value at end of period	9.03	9.27	9.01
Number of accumulation units outstanding at end of period	125,197	91,197	21,868
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	10.25	10.00
Value at end of period	12.04	10.25
Number of accumulation units outstanding at end of period	12,350	9,433
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.49	7.42	10.00
Value at end of period	6.29	5.49	7.42
Number of accumulation units outstanding at end of period	57,250	10,497	3,995
PIMCO VIT HIGH YIELD
Value at beginning of period	9.70	9.91	10.00
Value at end of period	10.86	9.70	9.91
Number of accumulation units outstanding at end of period	116,322	97,454	39,672
PIMCO VIT LOW DURATION
Value at beginning of period	9.92	9.94	10.00
Value at end of period	10.01	9.92	9.94
Number of accumulation units outstanding at end of period	426,439	276,729	50,642
PIMCO VIT REAL RETURN
Value at beginning of period	9.37	9.68	10.00
Value at end of period	9.81	9.37	9.68
Number of accumulation units outstanding at end of period	64,356	49,909	19,115
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.08	10.08	10.00
Value at end of period	10.30	10.08	10.08
Number of accumulation units outstanding at end of period	711,063	465,001	108,182
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.96	10.00
Value at end of period	11.52	9.96
Number of accumulation units outstanding at end of period	1,539	1,539
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	10.74	10.62	10.00
Value at end of period	11.09	10.74	10.62
Number of accumulation units outstanding at end of period	3,569	3,224	174
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	10.63

App A - 5

Value at end of period	10.93
Number of accumulation units outstanding at end of period	1,121
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	5.12	7.23	10.00
Value at end of period	6.36	5.12	7.23
Number of accumulation units outstanding at end of period	3,843	6,427	2,488
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	9.97	10.08	10.00
Value at end of period	9.94	9.97	10.08
Number of accumulation units outstanding at end of period	71,379	22,971	3,961
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.26	10.00
Value at end of period	11.60	10.26
Number of accumulation units outstanding at end of period	14,266	7,057
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	12.68	10.00
Value at end of period	11.19	12.68
Number of accumulation units outstanding at end of period	4,168	23,752
PUTNAM VT INCOME
Value at beginning of period	9.64	10.00
Value at end of period	9.81	9.64
Number of accumulation units outstanding at end of period	45,520	22,413
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.00
Value at end of period	9.98
Number of accumulation units outstanding at end of period	4,177
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	8.92	10.00
Value at end of period	8.99	8.92
Number of accumulation units outstanding at end of period	23,270	6,659
PUTNAM VT INVESTORS
Value at beginning of period	10.55
Value at end of period	11.80
Number of accumulation units outstanding at end of period	1,076
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
Value at beginning of period	9.17	10.47	10.00
Value at end of period	11.00	9.17	10.47
Number of accumulation units outstanding at end of period	2,220	4,164	231
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.92	9.97	10.00
Value at end of period	9.88	9.92	9.97
Number of accumulation units outstanding at end of period	551,968	447,510	197,045
SCHWAB S&P 500 INDEX
Value at beginning of period	10.88	10.80	10.00
Value at end of period	12.09	10.88	10.80
Number of accumulation units outstanding at end of period	1,254,295	694,451	144,053
SCHWAB VIT BALANCED PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.20
Number of accumulation units outstanding at end of period	17,855
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.35
Number of accumulation units outstanding at end of period	146,607
SCHWAB VIT GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.50
Number of accumulation units outstanding at end of period	4,142

App A - 6

SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	9.75	9.92	10.00
Value at end of period	9.78	9.75	9.92
Number of accumulation units outstanding at end of period	104,279	51,183	27,859
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	10.67	10.71	10.00
Value at end of period	11.82	10.67	10.71
Number of accumulation units outstanding at end of period	40,965	37,016	2,110
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	10.36	10.00
Value at end of period	12.40	10.36
Number of accumulation units outstanding at end of period	4,453	2,567
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	13.76	12.26	10.00
Value at end of period	12.26	13.76	12.26
Number of accumulation units outstanding at end of period	17,942	31,962	3,514
TEMPLETON FOREIGN VIP
Value at beginning of period	8.02	8.62	10.00
Value at end of period	8.55	8.02	8.62
Number of accumulation units outstanding at end of period	52,330	29,650	6,705
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.40	9.87	10.00
Value at end of period	9.63	9.40	9.87
Number of accumulation units outstanding at end of period	80,562	102,075	34,234
TOUCHSTONE VST FOCUSED FUND
Value at beginning of period	11.07	10.91	10.00
Value at end of period	12.46	11.07	10.91
Number of accumulation units outstanding at end of period	22,145	9,542	1,006
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	4.97	7.53	10.00
Value at end of period	7.10	4.97	7.53
Number of accumulation units outstanding at end of period	41,771	21,341	6,829
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	8.08	9.34	10.00
Value at end of period	8.56	8.08	9.34
Number of accumulation units outstanding at end of period	52,650	35,678	8,499
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	11.25	11.01	10.00
Value at end of period	12.41	11.25	11.01
Number of accumulation units outstanding at end of period	132,763	96,736	21,618
VANGUARD VIF DIVERSIFIED VALUE
Value at beginning of period	10.06	10.37	10.00
Value at end of period	11.31	10.06	10.37
Number of accumulation units outstanding at end of period	96,309	38,644	8,938.00
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	10.62	10.82	10.00
Value at end of period	11.74	10.62	10.82
Number of accumulation units outstanding at end of period	145,658	74,009	23,565.00
VANGUARD VIF REIT INDEX
Value at beginning of period	11.41	11.21	10.00
Value at end of period	12.30	11.41	11.21
Number of accumulation units outstanding at end of period	144,249	79,502	22,962.00
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	10.47	10.82	10.00
Value at end of period	11.97	10.47	10.82
Number of accumulation units outstanding at end of period	52,290	27,832	7,396.00
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	10.44	10.00
Value at end of period	11.19	10.44
Number of accumulation units outstanding at end of period	0	143

App A - 7

INVESTMENT DIVISION (0.69)	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	10.72	10.62	10.00
Value at end of period	11.85	10.72	10.62
Number of accumulation units outstanding at end of period	2,227	2,212	2,212
AB VPS GROWTH
Value at beginning of period	11.99	10.00
Value at end of period	12.04	11.99
Number of accumulation units outstanding at end of period	11,248	0
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	9.31	9.55	10.00
Value at end of period	8.61	9.31	9.55
Number of accumulation units outstanding at end of period	11,322	15,971	10,002
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	11.12	11.10	10.00
Value at end of period	11.90	11.12	11.10
Number of accumulation units outstanding at end of period	11,946	9,606	651
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	9.81	10.45	10.00
Value at end of period	12.19	9.81	10.45
Number of accumulation units outstanding at end of period	26,566	14,179	740
ALGER CAPITAL APPRECIATION
Value at beginning of period	10.00	10.00
Value at end of period	9.98	10.00
Number of accumulation units outstanding at end of period	5,612	778
ALGER LARGE CAP GROWTH
Value at beginning of period	10.80	10.69	10.00
Value at end of period	10.63	10.80	10.69
Number of accumulation units outstanding at end of period	37,676	36,296	2,560
ALGER MID CAP GROWTH
Value at beginning of period	10.34	10.57	10.00
Value at end of period	10.37	10.34	10.57
Number of accumulation units outstanding at end of period	894	1,134	1,360
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.58
Number of accumulation units outstanding at end of period	0
AMERICAN CENTURY VP BALANCED
Value at beginning of period	10.14	10.48	10.00
Value at end of period	10.77	10.14	10.48
Number of accumulation units outstanding at end of period	69,283	19,055	1,562
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	10.02	10.69	10.00
Value at end of period	11.29	10.02	10.69
Number of accumulation units outstanding at end of period	27,540	19,498	477
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	9.34	9.33	10.00
Value at end of period	8.76	9.34	9.33
Number of accumulation units outstanding at end of period	10,871	8,930	4,125
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	10.68	10.92	10.00
Value at end of period	13.01	10.68	10.92
Number of accumulation units outstanding at end of period	20,350	10,986	5,266
AMERICAN CENTURY VP VALUE
Value at beginning of period	10.19	10.67	10.00
Value at end of period	12.19	10.19	10.67
Number of accumulation units outstanding at end of period	18,066	28,744	9,726
AMERICAN FUNDS IS GLOBAL GROWTH
Value at beginning of period	10.85	10.18	10.00

App A - 8

Value at end of period	10.86	10.85	10.18
Number of accumulation units outstanding at end of period	24,507	17,531	10,517
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.00
Value at end of period	10.36
Number of accumulation units outstanding at end of period	20,181
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	9.79	9.93	10.00
Value at end of period	10.12	9.79	9.93
Number of accumulation units outstanding at end of period	17,512	22,149	1,938
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.06
Number of accumulation units outstanding at end of period	7,372
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	9.58
Value at end of period	10.06
Number of accumulation units outstanding at end of period	816
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.50
Number of accumulation units outstanding at end of period	2,225
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	12.59	10.00
Value at end of period	14.88	12.59
Number of accumulation units outstanding at end of period	4,462	3,064
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	9.39	10.00
Value at end of period	12.38	9.39
Number of accumulation units outstanding at end of period	0	0
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	7.57	8.91	10.00
Value at end of period	8.56	7.57	8.91
Number of accumulation units outstanding at end of period	22,082	10,498	4,188
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	9.56	10.26	10.00
Value at end of period	12.47	9.56	10.26
Number of accumulation units outstanding at end of period	14,833	6,269	2,790
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	11.87	10.11	10.00
Value at end of period	12.76	11.87	10.11
Number of accumulation units outstanding at end of period	9,906	8,046	1,145
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	11.90	11.03	10.00
Value at end of period	12.32	11.90	11.03
Number of accumulation units outstanding at end of period	12,141	18,418	2,169
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	11.32	10.00
Value at end of period	12.42	11.32
Number of accumulation units outstanding at end of period	11,128	11,104
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.59	9.55	10.00
Value at end of period	9.68	9.59	9.55
Number of accumulation units outstanding at end of period	10,329	4,864	936
DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	9.69	10.48	10.00
Value at end of period	9.20	9.69	10.48
Number of accumulation units outstanding at end of period	9,186	7,005	5,800

App A - 9

DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	10.04	10.60	10.00
Value at end of period	12.07	10.04	10.60
Number of accumulation units outstanding at end of period	70,069	43,478	25,786
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	10.58	10.00
Value at end of period	11.46	10.58
Number of accumulation units outstanding at end of period	0	0
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	10.02	10.00
Value at end of period	11.63	10.02
Number of accumulation units outstanding at end of period	7,126	7,699
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	9.53	10.12	10.00
Value at end of period	12.06	9.53	10.12
Number of accumulation units outstanding at end of period	11,599	4,987	3,131
DREYFUS IP MIDCAP STOCK
Value at beginning of period	10.43	10.75	10.00
Value at end of period	11.96	10.43	10.75
Number of accumulation units outstanding at end of period	8,131	2,576	2,209
DREYFUS VIF APPRECIATION
Value at beginning of period	10.00	10.00
Value at end of period	10.72	10.00
Number of accumulation units outstanding at end of period	709	712
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	10.75	10.66	10.00
Value at end of period	11.75	10.75	10.66
Number of accumulation units outstanding at end of period	0	5,038	5,024
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
Value at beginning of period	10.11	10.00
Value at end of period	10.20	10.11
Number of accumulation units outstanding at end of period	67,038	31,264
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	9.15	9.95	10.00
Value at end of period	11.83	9.15	9.95
Number of accumulation units outstanding at end of period	5,911	2,956	1,758
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.15
Number of accumulation units outstanding at end of period	2,367
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	8.86
Value at end of period	9.94
Number of accumulation units outstanding at end of period	873
GREAT-WEST LOOMIS SAYLES BOND FUND
Value at beginning of period	10.00
Value at end of period	10.39
Number of accumulation units outstanding at end of period	5,103
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.10	10.00
Value at end of period	10.90	10.10
Number of accumulation units outstanding at end of period	189,102	86,183
INVESCO VI COMSTOCK
Value at beginning of period	9.79	10.49	10.00
Value at end of period	11.41	9.79	10.49
Number of accumulation units outstanding at end of period	18,048	13,178	6,759
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	10.19	10.00
Value at end of period	12.11	10.19
Number of accumulation units outstanding at end of period	24,312	17,500

App A - 10

INVESCO V.I. HIGH YIELD
Value at beginning of period	9.37	9.74	10.00
Value at end of period	10.34	9.37	9.74
Number of accumulation units outstanding at end of period	3,761	14,370	6,088
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.29	9.57	10.00
Value at end of period	9.18	9.29	9.57
Number of accumulation units outstanding at end of period	35,924	17,839	11,806
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	9.52	10.00
Value at end of period	10.73	9.52
Number of accumulation units outstanding at end of period	3,733	3,733
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	9.88	10.00
Value at end of period	11.00	9.88
Number of accumulation units outstanding at end of period	29,533	3,154
INVESCO V.I. TECHNOLOGY
Value at beginning of period	11.30	10.65	10.00
Value at end of period	11.13	11.30	10.65
Number of accumulation units outstanding at end of period	432	547	657
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	8.99	10.00
Value at end of period	9.03	8.99
Number of accumulation units outstanding at end of period	6,486	3,712
JANUS ASPEN BALANCED
Value at beginning of period	10.39	10.39	10.00
Value at end of period	10.79	10.39	10.39
Number of accumulation units outstanding at end of period	105,106	102,872	19,345
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.00	10.05	10.00
Value at end of period	10.18	10.00	10.05
Number of accumulation units outstanding at end of period	146,777	89,389	21,260
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	10.00	10.00
Value at end of period	10.14	10.00
Number of accumulation units outstanding at end of period	2,826	837
JANUS ASPEN GLOBAL TECHNOLOGY
Value at beginning of period	11.21	10.00
Value at end of period	12.71	11.21
Number of accumulation units outstanding at end of period	1,369	8,532
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	10.22	10.86	10.00
Value at end of period	12.20	10.22	10.86
Number of accumulation units outstanding at end of period	8,616	3,276	254
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	7.08	8.91	10.00
Value at end of period	8.49	7.08	8.91
Number of accumulation units outstanding at end of period	50,667	34,736	23,382
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.12	10.70	10.00
Value at end of period	10.61	10.12	10.70
Number of accumulation units outstanding at end of period	25,616	26,576	4,453
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	10.17	9.63	10.00
Value at end of period	10.49	10.17	9.63
Number of accumulation units outstanding at end of period	98,877	62,524	31,843
MFS VIT UTILITIES SERIES
Value at beginning of period	8.50	10.04	10.00
Value at end of period	9.39	8.50	10.04

App A - 11

Number of accumulation units outstanding at end of period	4,912	6,301	2,238
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	9.81	10.00
Value at end of period	11.29	9.81
Number of accumulation units outstanding at end of period	1	0
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
Value at beginning of period	9.67	10.00
Value at end of period	10.52	9.67
Number of accumulation units outstanding at end of period	0	0
NVIT MID CAP INDEX
Value at beginning of period	10.18	10.54	10.00
Value at end of period	12.13	10.18	10.54
Number of accumulation units outstanding at end of period	49,067	15,166	14,541
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	10.20	10.00
Value at end of period	10.14	10.20
Number of accumulation units outstanding at end of period	20,490	24,311
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	9.24	9.00	10.00
Value at end of period	8.98	9.24	9.00
Number of accumulation units outstanding at end of period	37,800	24,171	3,478
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	10.21	10.93	10.00
Value at end of period	11.97	10.21	10.93
Number of accumulation units outstanding at end of period	5,845	3,695	2,173
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.47	7.41	10.00
Value at end of period	6.25	5.47	7.41
Number of accumulation units outstanding at end of period	18,712	10,341	7,513
PIMCO VIT HIGH YIELD
Value at beginning of period	9.67	9.90	10.00
Value at end of period	10.80	9.67	9.90
Number of accumulation units outstanding at end of period	65,534	20,261	10,866
PIMCO VIT LOW DURATION
Value at beginning of period	9.89	9.93	10.00
Value at end of period	9.96	9.89	9.93
Number of accumulation units outstanding at end of period	184,581	85,569	31,638
PIMCO VIT REAL RETURN
Value at beginning of period	9.34	9.66	10.00
Value at end of period	9.76	9.34	9.66
Number of accumulation units outstanding at end of period	21,004	34,638	7,591
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.05	10.07	10.00
Value at end of period	10.24	10.05	10.07
Number of accumulation units outstanding at end of period	270,133	173,288	52,666
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.93	10.00
Value at end of period	11.46	9.93
Number of accumulation units outstanding at end of period	0	0
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	10.71	10.00
Value at end of period	11.03	10.71
Number of accumulation units outstanding at end of period	0	0
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
Value at beginning of period	10.59
Value at end of period	10.87
Number of accumulation units outstanding at end of period	0
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	5.10	7.22	10.00

App A - 12

Value at end of period	6.33	5.10	7.22
Number of accumulation units outstanding at end of period	9,017	9,694	4,684
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	9.94	10.07	10.00
Value at end of period	9.89	9.94	10.07
Number of accumulation units outstanding at end of period	19,203	34,508	1,571
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.22	10.62	10.00
Value at end of period	11.54	10.22	10.62
Number of accumulation units outstanding at end of period	34,957	37,768	2,695
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	12.64	10.00
Value at end of period	11.13	12.64
Number of accumulation units outstanding at end of period	4,964	11,184
PUTNAM VT INCOME
Value at beginning of period	9.63	10.00
Value at end of period	9.78	9.63
Number of accumulation units outstanding at end of period	4,242	0
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.00
Value at end of period	9.96
Number of accumulation units outstanding at end of period	20,220
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	8.94	10.00
Value at end of period	8.96	8.91
Number of accumulation units outstanding at end of period	10,901	406
PUTNAM VT INVESTORS
Value at beginning of period	10.52
Value at end of period	11.74
Number of accumulation units outstanding at end of period	0
ROYCE SMALL-CAP
Value at beginning of period	9.14	10.46	10.00
Value at end of period	10.94	9.14	10.46
Number of accumulation units outstanding at end of period	2,428	2,986	2,837
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.89	9.96	10.00
Value at end of period	9.83	9.89	9.96
Number of accumulation units outstanding at end of period	233,896	338,023	112,466
SCHWAB S&P 500 INDEX
Value at beginning of period	10.84	10.79	10.00
Value at end of period	12.03	10.84	10.79
Number of accumulation units outstanding at end of period	438,309	340,491	120,748
SCHWAB VIT BALANCED PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.19
Number of accumulation units outstanding at end of period	0
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.33
Number of accumulation units outstanding at end of period	100,938
SCHWAB VIT GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.48
Number of accumulation units outstanding at end of period	1,361
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	9.72	9.91	10.00
Value at end of period	9.73	9.72	9.91
Number of accumulation units outstanding at end of period	39,981	28,309	1,815
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	10.64	10.69	10.00

App A - 13

Value at end of period	11.76	10.64	10.69
Number of accumulation units outstanding at end of period	6,837	4,869	4,335
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	10.33	10.00
Value at end of period	12.33	10.33
Number of accumulation units outstanding at end of period	3,952	0
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	13.72	12.25	10.00
Value at end of period	12.19	13.72	12.25
Number of accumulation units outstanding at end of period	4,293	5,381	1,912
TEMPLETON FOREIGN VIP
Value at beginning of period	7.99	8.61	10.00
Value at end of period	8.51	7.99	8.61
Number of accumulation units outstanding at end of period	34,489	39,023	12,430
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.37	9.86	10.00
Value at end of period	9.58	9.37	9.86
Number of accumulation units outstanding at end of period	29,668	52,631	9,064
TOUCHSTONE VST MID CAP GROWTH
Value at beginning of period	11.03	10.00
Value at end of period	12.39	11.03
Number of accumulation units outstanding at end of period	0	0
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	4.96	7.52	10.00
Value at end of period	7.06	4.96	7.52
Number of accumulation units outstanding at end of period	12,954	4,301	1,063
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	8.05	9.33	10.00
Value at end of period	8.51	8.05	9.33
Number of accumulation units outstanding at end of period	5,631	2,581	1,335
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	11.21	11.00	10.00
Value at end of period	12.34	11.21	11.00
Number of accumulation units outstanding at end of period	76,365	46,390	4,909
VANGUARD VIF DIVERSIFIED VALUE
Value at beginning of period	10.03	10.35	10.00
Value at end of period	11.25	10.03	10.35
Number of accumulation units outstanding at end of period	70,119	27,608	6,387
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	10.58	10.81	10.00
Value at end of period	11.68	10.58	10.81
Number of accumulation units outstanding at end of period	124,543	60,456	11,588
VANGUARD VIF REIT INDEX
Value at beginning of period	11.37	11.20	10.00
Value at end of period	12.24	11.37	11.20
Number of accumulation units outstanding at end of period	63,469	38,182	17,151
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	10.44	10.81	10.00
Value at end of period	11.91	10.44	10.81
Number of accumulation units outstanding at end of period	48,786	31,835	2,848
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	10.41	10.64	10.00
Value at end of period	11.13	10.41	10.64
Number of accumulation units outstanding at end of period	739	3,036	739

App A - 14

Appendix B — Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

(i) the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

(ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus

(iii) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the result of:

(i) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus

(ii) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.49% if you have selected Death Benefit Option 1 or 0.69% if you have selected Death Benefit Option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

App B - 1

Appendix C — State Variations to the Contract and GLWB Rider

The following chart discloses all material state variations to the Contract and GLWB Rider, as well as state variations to the right of cancellation provisions:

*Please note that the CA, DC, FL, GA, LA, NV, and TX contract term, ‘Surrender Value,’ is equivalent to Annuity Account Value under the Contract.

STATE	CONTRACT	GLWB RIDER
CA

RIGHT TO CANCEL

(If Contract Owner is age 60 years or over):

THIS POLICY MAY BE RETURNED WITHIN 30 DAYS FROM THE DATE YOU RECEIVED IT. DURING THAT 30-DAY PERIOD, YOUR MONEY WILL BE PLACED IN A FIXED ACCOUNT OR MONEY-MARKET FUND, UNLESS YOU DIRECT THAT THE PREMIUM BE INVESTED IN A STOCK OR BOND PORTFOLIO UNDERLYING THE CONTRACT DURING THE 30-DAY PERIOD. IF YOU DO NOT DIRECT THAT THE PREMIUM BE INVESTED IN A STOCK OR BOND PORTFOLIO, AND IF YOU RETURN THE POLICY WITHIN THE 30-DAY PERIOD, YOU WILL BE ENTITLED TO A REFUND OF THE PREMIUM AND POLICY FEES. IF YOU DIRECT THAT THE PREMIUM BE INVESTED IN A STOCK OR BOND PORTFOLIO DURING THE 30 DAY PERIOD, AND IF YOU RETURN THE POLICY DURING THAT PERIOD, YOU WILL BE ENTITLED TO A REFUND OF THE POLICY’S ACCOUNT VALUE ON THE DAY THE POLICY IS RECEIVED BY THE INSURANCE COMPANY OR AGENT WHO SOLD YOU THIS POLICY, WHICH COULD BE LESS THAN THE PREMIUM YOU PAID FOR THE POLICY. A RETURN OF THE POLICY MAY RESULT IN A SUBSTANTIAL PENALTY.

RIGHT TO CANCEL

(If Owner is not age 60 years or over):

You have a 30 day right to cancel. If you are not satisfied with the Contract, return it to the [Retirement Resource Operations Center] or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus any fees or charges deducted from the premiums or imposed under the Contract.]

(Rider is assignable, non assignable language removed.)

Section 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the Owner based on the life of the original Covered Person.

CT

Front Cover: Right To Cancel:

There is a 10 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.

(Rider is assignable, non-assignable language removed.)
DC

Front Cover: Right To Cancel:

[You have a ~~10~~ 30 day right to cancel. If you are not satisfied with the Contract, return it to the [Retirement Resource Operations Center] or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus any fees or charges deducted from the premiums or imposed under the Contract.]

(Rider is assignable, non-assignable language removed.)

Section 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the Owner based on the life of the original Covered Person.

App C - 1

FL

Front Cover: Right To Cancel:

You have a ~~10~~ 30 day right to cancel. If you are not satisfied with the Contract, return it to the [Retirement Resource Operations Center] or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus any fees or charges deducted from the premiums or imposed under the Contract.]

(Rider is assignable, non-assignable language removed.)

Section 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the Owner based on the life of the original Covered Person.

GA

Front Cover: Right To Cancel:

[You have a ~~10~~ 30 day right to cancel. If you are not satisfied with the Contract, return it to the [Retirement Resource Operations Center] or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus any fees or charges deducted from the premiums or imposed under the Contract.]

(Rider is assignable, non-assignable language removed.)

Section 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the Owner based on the life of the original Covered Person.

LA

Front Cover: Right To Cancel:

[You have a ~~10~~ 30 day right to cancel. If you are not satisfied with the Contract, return it to the [Retirement Resource Operations Center] or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus any fees or charges deducted from the premiums or imposed under the Contract.]

(Rider is assignable, non-assignable language removed.)

Section 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the Owner based on the life of the original Covered Person.

MT

Front Cover: Right To Cancel:

There is a 10 day right to cancel. If this Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of receiving it. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.

6.01 PAYMENT OF DEATH BENEFIT (4th paragraph):

When this Contract becomes a claim, settlement will be made within 60 days of receipt of due proof of death. If settlement is made after the first 30 days, the settlement shall include interest earned from the 30th day until the date of settlement. Interest will be paid at a rate no less than required by Montana law.

8.13 CONFORMITY WITH MONTANA STATUTES

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which the insured resides on or after the effective date of this Contract.

NV

Front Cover: Right To Cancel:

[You have a ~~10~~ 30 day right to cancel. If you are not satisfied with the Contract, return it to the [Retirement Resource Operations Center] or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus any fees or charges deducted from the premiums or imposed under the Contract.]

(Rider is assignable, non-assignable language removed.)

Section 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the Owner based on the life of the original Covered Person.

App C - 2

ND

Front Cover: Right To Cancel:

There is a ~~10~~ 20 day right to cancel. ~~If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of receiving it.~~ If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the ~~greater of: 1) the Contributions (less any indebtedness); or 2) the Annuity Account Value.~~ Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.

SD

Front Cover: Right To Cancel:

There is a 10 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.

TX

Front Cover: Right To Cancel:

[You have a ~~10~~ 30 day right to cancel. If you are not satisfied with the Contract, return it to the [Retirement Resource Operations Center] or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus any fees or charges deducted from the premiums or imposed under the Contract.]

(Rider is assignable, non-assignable language removed.)

Section 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the Owner based on the life of the original Covered Person.

App C - 3

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM

Individual Flexible Premium Deferred Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2017, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.

The date of this Statement of Additional Information is

May 1, 2017.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (“Great-West”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Retirement Resource Operations Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission (“SEC”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

APPENDIX A

HISTORICAL GUARANTEED ANNUAL WITHDRAWAL PERCENTAGES

Below are the historic Guaranteed Annual Withdrawal percentages (GAW%) and Joint GAW% applicable to the GLWB Rider described in the Prospectus for the Contract. A complete description of the GLWB Rider can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Rider.”

CONTRACT APPLICATIONS SIGNED PRIOR TO MAY 1, 2017:

The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed prior to May 1, 2017.

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	3.50%	4.50%	5.50%	6.50%

Great-West Life & Annuity Insurance
Company (a wholly-owned subsidiary of
GWL&A Financial Inc.)
Consolidated Balance Sheets as of December 31, 2016 and 2015 and
Related Statements of Income, Comprehensive Income (Loss),
Stockholder’s Equity and Cash Flows for Each of the Three Years in the
Period Ended December 31, 2016 and Report of Independent Registered
Public Accounting Firm

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 1, 2017

2

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $21,672,727 and $20,007,462)	$22,153,703	$20,531,627
Fixed maturities, held-for-trading, at fair value (amortized cost of $519,495 and $612,899)	514,738	615,839
Mortgage loans on real estate (net of valuation allowances of $2,882 and $2,890)	3,558,826	3,247,704
Policy loans	4,019,648	4,092,661
Short-term investments (amortized cost of $303,988 and $267,026)	303,988	267,026
Limited partnership and other corporation interests	34,895	40,980
Other investments	15,052	15,189

Total investments	30,600,850	28,811,026
Other assets:
Cash	18,321	34,362
Reinsurance recoverable	598,864	604,946
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	486,690	414,143
Investment income due and accrued	287,681	283,183
Due from parent and affiliates	81,995	62,596
Goodwill	137,683	137,683
Other intangible assets	20,087	23,819
Other assets	1,021,210	874,918
Assets of discontinued operations	17,652	21,910
Separate account assets	27,037,765	26,631,193

Total assets	$60,308,798	$57,899,779

See notes to consolidated financial statements.	(Continued)

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$28,872,899	$27,110,981
Policy and contract claims	372,259	354,899
Policyholders’ funds	285,554	299,577
Provision for policyholders’ dividends	49,521	55,481
Undistributed earnings on participating business	15,573	17,024

Total policy benefit liabilities	29,595,806	27,837,962
General liabilities:
Due to parent and affiliates	537,990	540,310
Commercial paper	99,049	93,371
Deferred income tax liabilities, net	191,911	137,116
Other liabilities	816,304	755,651
Liabilities of discontinued operations	17,652	21,910
Separate account liabilities	27,037,765	26,631,193

Total liabilities	58,296,477	56,017,513

Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,292,708 and 7,232,986 shares issued and outstanding	7,293	7,233
Additional paid-in capital	863,031	840,874
Accumulated other comprehensive income	235,875	233,438
Retained earnings	906,122	800,721

Total stockholder’s equity	2,012,321	1,882,266

Total liabilities and stockholder’s equity	$60,308,798	$57,899,779

See notes to consolidated financial statements.	(Concluded)

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Premium income	$465,349	$445,550	$446,395
Fee income	956,817	944,526	729,179
Other revenue	12,261	13,563	7,506
Net investment income	1,276,559	1,254,430	1,228,388
Realized investment gains (losses), net:
Total other-than-temporary losses	(4,963)	(1,044)	(4,334)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	(78)	—
Other realized investment gains (losses), net	97,845	84,832	151,705

Total realized investment gains (losses), net	92,882	83,710	147,371

Total revenues	2,803,868	2,741,779	2,558,839

Benefits and expenses:
Life and other policy benefits	709,333	636,855	643,420
Decrease in future policy benefits	(124,576)	(41,636)	(56,073)
Interest paid or credited to contractholders	608,803	583,319	575,400
Provision for policyholders’ share of losses on participating business	(1,024)	(1,267)	(1,041)
Dividends to policyholders	48,487	57,356	60,739

Total benefits	1,241,023	1,234,627	1,222,445
General insurance expenses	1,181,227	1,078,996	780,991
Amortization of DAC and VOBA	31,309	100,589	44,845
Interest expense	33,705	38,588	37,286

Total benefits and expenses	2,487,264	2,452,800	2,085,567

Income before income taxes	316,604	288,979	473,272
Income tax expense	85,512	98,524	155,903

Net income	$231,092	$190,455	$317,369

See notes to consolidated financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2016	2015	2014
Net income	$231,092	$190,455	$317,369

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	20,295	(643,880)	586,458
Unrealized holding gains (losses), net, arising on cash flow hedges	44,776	31,061	20,137
Reclassification adjustment for (gains) losses, net, realized in net income	(74,271)	(52,597)	(56,159)

Net unrealized gains (losses) related to investments	(9,200)	(665,416)	550,436

Future policy benefits, DAC and VOBA adjustments	10,983	65,245	(58,760)
Employee benefit plan adjustment	1,966	31,586	(95,886)

Other, net	12,949	96,831	(154,646)

Other comprehensive income (loss) before income taxes	3,749	(568,585)	395,790
Income tax expense (benefit) related to items of other comprehensive income	1,312	(199,005)	138,526

Other comprehensive income (loss) (1)	2,437	(369,580)	257,264

Total comprehensive income (loss)	$233,529	$(179,125)	$574,633

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(6,520), $(6,596), and $177 for the years ended December 31, 2016, 2015, and 2014, respectively.

See notes to consolidated financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total

Balances, January 1, 2014	$7,032	$774,115	$345,754	$748,831	$1,875,732
Net income	—	—	—	317,369	317,369
Other comprehensive income, net of income taxes	—	—	257,264	—	257,264
Dividends	—	—	—	(316,401)	(316,401)
Share-based compensation	—	3,384	—	—	3,384
Income tax benefit on share-based compensation	—	165	—	—	165

Balances, December 31, 2014	7,032	777,664	603,018	749,799	2,137,513
Net income	—	—	—	190,455	190,455
Other comprehensive loss, net of income taxes	—	—	(369,580)	—	(369,580)
Dividends	—	—	—	(139,533)	(139,533)
Common stock issuance	201	60,602	—	—	60,803
Share-based compensation	—	1,655	—	—	1,655
Income tax benefit on share-based compensation	—	953	—	—	953

Balances, December 31, 2015	7,233	840,874	233,438	800,721	1,882,266
Net income	—	—	—	231,092	231,092
Other comprehensive income, net of income taxes	—	—	2,437	—	2,437
Dividends	—	—	—	(125,691)	(125,691)
Common stock issuance	60	19,690	—	—	19,750
Share-based compensation	—	2,190	—	—	2,190
Income tax benefit on share-based compensation	—	277	—	—	277

Balances, December 31, 2016	$7,293	$863,031	$235,875	$906,122	$2,012,321

See notes to consolidated financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$231,092	$190,455	$317,369
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,024)	(1,267)	(1,041)
Amortization of premiums (accretion of discounts) on investments, net	2,209	(12,213)	(42,022)
Net realized (gains) losses on investments	(75,472)	(73,331)	(64,323)
Net proceeds (purchases) of trading securities	107,770	(277,510)	11,478
Interest credited to contractholders	606,790	577,548	571,860
Depreciation and amortization	74,987	139,735	76,461
Deferral of acquisition costs	(93,621)	(64,709)	(110,843)
Deferred income taxes	53,481	21,682	75,044
Contingent consideration	(209)	(17,600)	—
Amortization of low-income housing partnerships	372	4,563	21,713
Other, net	(1,366)	(3,072)	(4,984)
Changes in assets and liabilities:
Policy benefit liabilities	(231,952)	(273,507)	(151,096)
Reinsurance recoverable	10,340	8,738	(18,054)
Investment income due and accrued	(4,392)	(4,385)	(8,951)
Other, net	(23,705)	8,949	(12,273)

Net cash provided by operating activities	655,300	224,076	660,338

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	6,229,209	5,470,124	4,124,159
Mortgage loans on real estate	389,663	594,497	384,306
Limited partnership interests, other corporation interests, and other investments	10,742	6,833	7,555
Purchases of investments:
Fixed maturities, available-for-sale	(7,840,166)	(6,468,699)	(5,174,996)
Mortgage loans on real estate	(694,127)	(448,924)	(609,008)
Limited partnership interests, other corporation interests, and other investments	(5,766)	(1,527)	(2,983)
Net change in short-term investments	(39,677)	(2,238)	22,096
Policy loans, net	5,527	98,143	(11,169)
Acquisition payment	—	—	(28,356)
Purchases of furniture, equipment, and software	(44,644)	(78,778)	(35,537)

Net cash used in investing activities	(1,989,239)	(830,569)	(1,323,933)

See notes to consolidated financial statements.	(Continued)

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2016	2015	2014
Cash flows from financing activities:
Contract deposits	$3,546,320	$2,527,039	$2,709,043
Contract withdrawals	(2,098,286)	(1,782,571)	(1,757,936)
Change in due to/from parent and affiliates	(21,719)	(22,359)	49,337
Dividends paid	(125,691)	(139,533)	(316,401)
Proceeds from issuance of common stock	19,750	60,803	—
Proceeds from financing element derivatives	—	—	5,516
Payments for and interest paid on financing element derivatives, net	(6,744)	(9,383)	(8,392)
Payment of contingent consideration	(14,400)	—	—
Net commercial paper borrowings	5,678	(5,218)	(401)
Change in book overdrafts	12,713	(1,651)	(12,052)
Income tax benefit of stock option exercises	277	953	165

Net cash provided by financing activities	1,317,898	628,080	668,879

Net (decrease) increase in cash	(16,041)	21,587	5,284
Cash, beginning of year	34,362	12,775	7,491

Cash, end of year	$18,321	$34,362	$12,775

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for:
Income taxes	$(1,543)	$(4,093)	$46,453
Interest	(31,254)	(37,288)	(37,284)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(2,190)	$(1,655)	$(3,384)
Contingent consideration	—	—	(32,209)

See notes to consolidated financial statements.	(Concluded)

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC and VOBA, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses are included in net realized investment gains (losses), declines in value determined to be other-than-temporary are included in total other-than-temporary losses, and realized gains and losses from foreign currency translations are recorded in net investment income.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private placement investments on a funding date basis.

2.	Mortgage loans on real estate consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, provision allowances, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). The Company would be determined to be a primary beneficiary, and thus consolidate the VIE when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company would also consolidate a VIE when it has, directly or indirectly, more than 50% of the outstanding voting shares (or more than 50% of the kick-out rights through voting interests for investments in limited partnerships). When the Company becomes involved with an entity and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	The risks and rewards created by and shared through the entity;
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses; and
•	If the Company has more than 50% of the outstanding voting rights or can unilaterally exercise substantive kick-out rights.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures, Eurodollar futures, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Realized foreign currency transactional gains and losses, regardless of hedge accounting treatment, are recorded in net investment income. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

The fair value of certain investments in the separate accounts, limited partnerships, and common collective trusts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Notes 8 and 17. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $12,850 and $137, are included in other liabilities at December 31, 2016, and 2015, respectively.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $98,074 and $93,646, are included in other assets at December 31, 2016, and 2015, respectively. The Company capitalized $30,420, $47,895, and $31,473 of internal use software development costs during the years ended December 31, 2016, 2015, and 2014, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam-sponsored mutual funds (“Putnam Funds”), open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $16,530,160 and $15,955,510 at December 31, 2016, and 2015, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $12,291,378 and $11,104,721 at December 31, 2016, and 2015, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance recoverable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,844,640 and $6,890,616 at December 31, 2016, and 2015, respectively. Participating business composed approximately 10% and 10% of the Company’s individual life insurance in-force at December 31, 2016, and 2015, respectively, and 18%, 20%, and 21% of individual life insurance premium income for the years ended December 31, 2016, 2015, and 2014, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.  Acquisition

Putnam Retirement Business

Description of transaction

On January 1, 2015, the Company acquired the retirement business of Putnam Investments, LLC (“Putnam”), an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330. The 2016 and 2015 amounts presented are aligned with the new business structure which includes the Putnam retirement business. The 2014 consolidated statement of income amounts reflect the previous structure which excludes the Putnam retirement business as the amounts were considered immaterial.

J.P. Morgan Retirement Plan Services

Description of transaction

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business for a total purchase price of $59,776. The Company incurred $2,859 of acquisition costs for the year ended December 31, 2014, which are included in general insurance expenses. This acquisition transformed the Company, together with Putnam, into the second largest provider based on number of participants in the U.S. defined contribution market.

Contingent consideration

The Company was obligated to make an additional earnout payment up to $50,000 based on the retention of aggregated revenue, as defined in the Purchase and Sale Agreement, 24 months after the close date. As such, an earnout payment of $14,400 was paid in 2016.

The Company recorded adjustments to general insurance expense to recognize the liability at its fair value of $209, $17,600, and zero for the years ended December 31, 2016, 2015, and 2014, respectively. The contingent consideration liability was zero and $14,609 for the years-ended December 31, 2016, and 2015, respectively.

Revenues and earnings of the acquiree

RPS contributed revenue and net income (loss), included in the consolidated statements of income, as follows:

	Year Ended December 31,
	2015	2014
Revenue	$182,759	$54,267
Net loss	(944)	(3,416)

Pro-forma information

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January  1, 2014 have not been included as it is impracticable since historical records are not available.

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis. The update primarily amends the criteria used to evaluate whether certain VIEs should be consolidated. The update also modifies the criteria used to determine

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

whether partnerships and similar entities are VIEs. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted, including in the interim periods. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations; however, the Company has additional investments that meet the definition of VIE under this update. As such, the guidance was retrospectively applied and the December 31, 2015 carrying value and maximum exposure to loss in relation to the activities of the VIEs disclosed in Note 5 includes an additional $35,776 to conform to the current period presentation.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. The update requires the Company to determine if a cloud computing arrangement contains a software license and if so, apply the accounting requirements for other intangible assets. The update also supersedes the requirement to apply lease accounting requirements by analogy for lease classification. If the arrangement is not a software license, then the Company applies accounting requirements for a service requirement. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations.

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The update required assets being valued using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2015. The adoption of this ASU did not have an impact on the Company’s consolidated financial position or results of operations; however, the Company has investments in separate accounts, limited partnerships and common collective trust funds for which fair value is estimated using NAV as a practical expedient. As such, the Company has retroactively applied this guidance as required by the ASU and made the following updates to conform to the current year presentation:

•	Note 8 - removed $533,961 from the December 31, 2015, Level 2 investments in separate accounts in the fair value hierarchy table.
•	Note 17 - removed $286,000 from the Level 2 investments in common collective trust funds and $7,654 from Level 3 investments in limited partnership investments in the December 31, 2015 fair value hierarchy table and removed the $7,654 from the December 31, 2015, Level 3 fair value rollforward.

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts. The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2015, and for interim reporting periods within annual reporting periods beginning after December 15, 2016, with early adoption permitted. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The update outlines a comprehensive accounting model for revenue arising from customer contracts and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. The FASB has also issued several updates to ASU 2014-09 including ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (improving the operability and understandability of the implementation guidance on principal versus agent considerations), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing (reducing the cost and complexity of applying the guidance on identifying promised goods or services and to improve the operability and understandability of the licensing implementation guidance), ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients (amending the guidance on collectability, non cash consideration, presentation of sales tax, and transition) and ASU 2016-20, Technical Corrections and Improvements to Topic 606,

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenue from Contracts with Customers (amending the guidance on contract costs, certain disclosure requirements, etc.). In adopting ASU 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2017. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company’s evaluation of ASU 2014-09 is ongoing and not complete. The FASB has issued and may issue in the future, interpretative guidance, which may cause the evaluation to change. While the Company anticipates some changes to revenue recognition, it does not currently believe ASU 2014-09 will have a material effect on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU also permits early adoption of the own credit provision. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. This update requires organizations to recognize lease assets and lease liabilities on the balance sheet and also disclose key information about leasing arrangements. This ASU is effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual period. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivative Contract Novations. This update clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument in an existing hedging relationship would not, in and of itself, be considered a termination of the derivative instrument or a change in critical term of the hedging relationship. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Investments - Equity Method and Joint Ventures. This update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualifies for such accounting as a result of an increase in the level of ownership interest or degree of influence. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Account. This update simplifies several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures, statutory tax withholding requirements, and cash flow statements. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The update is effective for fiscal years and interim periods within those beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of this update on its consolidated financial statements.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). This update amends the guidance on the classification of certain cash receipts and payments on the statement of cash flows including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate and bank-owned life insurance policies, distributions from equity method investees, beneficial interests in securitized transactions, and separately identifiable cash flows and application of the predominance principle. The update is effective for fiscal years and interim periods within those beginning after December 15, 2017 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force). This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result organizations will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The update is effective for fiscal years and interim periods within those beginning after December 15, 2017 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other. The update eliminates Step 2 from the goodwill impairment test and will require management to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Any amount by which the carrying amount exceeds the reporting unit’s fair value (not to exceed the goodwill allocated to that reporting unit) is recognized as an impairment charge. The update is effective for annual or any interim goodwill impairment tests after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect this update to have a material impact on its consolidated financial statements.

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2016	2015
Reinsurance recoverable	$522,950	$530,213
Future policy benefits	1,608,884	1,724,797

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2016	2015	2014
Premium income, net of related party premiums ceded of $17,774, $15,731, and $13,901	$66,928	$68,722	$71,453
Life and other policy benefits, net of reinsurance recoveries of $8,862, $6,494, and $4,594	189,125	193,215	209,102
Decrease in future policy benefits	(88,639)	(52,842)	(46,915)

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2016	2015	2014
Receives corporate support services	CLAC (1), Great-West Life (1), Great West Global (3), and Putnam (2)	$18,763	$12,609	$4,053	General insurance expense
Provides recordkeeping services	CLAC (1) and Putnam (2)	245	377	13,956	Fee income
Provides shareholder services	Putnam (2)	15,852	5,531	—	Fee income
Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	12,261	13,563	7,506	Other revenue
Provides advisory, trustee, recordkeeping and administrative services	Great-West Funds, Inc. and Collective Income Trusts (4)	140,455	138,936	126,726	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

(3) An indirect wholly-owned subsidiary of Lifeco U.S.

(4) Great-West Capital Management, LLC, a subsidiary of the Company, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. The Company provides Great-West Funds, Inc. recordkeeping and administrative services to shareholders and account owners.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015
GWL&A Financial	On account	On demand	$45,190	$38,864
Lifeco U.S.	On account	On demand	34,992	11,783
Other related party receivables	On account	On demand	1,813	11,949

Total			$81,995	$62,596

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015
GWL&A Financial (1)	Surplus note	November 2034	$194,502	$194,474
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2017	3,190	4,701
Other related party payables	On account	On demand	6,898	7,735

Total			$537,990	$540,310

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,502 and $194,474 at December 31, 2016, and 2015, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 15, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note became redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $29,185 for the year ended December 31, 2016 and $37,059 for the years ended December 31, 2015 and 2014. Included in other liabilities on the consolidated balance sheets is $3,190 and $4,701 of interest payable attributable to these related party debt obligations for the years ended December 31, 2016, and 2015, respectively.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,165,030 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2016, and 2015 there were no outstanding amounts related to the letters of credit.

Included within reinsurance recoverable in the consolidated balance sheets are $511,575 and $520,753 of funds withheld assets as of December 31, 2016, and 2015, respectively. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $22,045, $22,165, and $21,295, is included in net investment income for the years ended December 31, 2016, 2015, and 2014, respectively.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2016, 2015, and 2014, these purchases totaled $183,365, $146,547, and $132,961, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $302,898 and $309,108 at December 31, 2016, and 2015, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2016
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,022,279	$47,791	$34,958	$3,035,112	$—
Obligations of U.S. states and their subdivisions	1,890,568	214,411	6,317	2,098,662	—
Corporate debt securities (2)	13,811,597	477,316	309,164	13,979,749	(1,488)
Asset-backed securities	1,226,493	104,274	18,388	1,312,379	(72,464)
Residential mortgage-backed securities	138,292	3,867	1,167	140,992	23
Commercial mortgage-backed securities	1,222,257	23,207	20,182	1,225,282	—
Collateralized debt obligations	361,241	339	53	361,527	—

Total fixed maturities	$21,672,727	$871,205	$390,229	$22,153,703	$(73,929)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $135,187 and estimated fair value of $113,239.

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,291,167	$55,193	$4,608	$3,341,752	$—
Obligations of U.S. states and their subdivisions	1,988,214	238,862	7,903	2,219,173	50
Foreign government securities	2,291	—	5	2,286	—
Corporate debt securities (2)	12,388,886	437,207	320,381	12,505,712	(1,810)
Asset-backed securities	1,196,326	128,406	13,362	1,311,370	(86,474)
Residential mortgage-backed securities	122,146	4,734	1,508	125,372	(123)
Commercial mortgage-backed securities	1,009,320	19,117	11,529	1,016,908	—
Collateralized debt obligations	9,112	—	58	9,054	—

Total fixed maturities	$20,007,462	$883,519	$359,354	$20,531,627	$(88,357)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $149,062 and estimated fair value of $116,423.

See Note 8 for additional discussion regarding fair value measurements.

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2016
	Amortized cost	Estimated fair value
Maturing in one year or less	$668,305	$690,369
Maturing after one year through five years	3,741,043	3,917,479
Maturing after five years through ten years	6,570,148	6,650,854
Maturing after ten years	5,088,280	5,208,071
Mortgage-backed and asset-backed securities	5,604,951	5,686,930

Total fixed maturities	$21,672,727	$22,153,703

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2016	2015	2014
Proceeds from sales	$4,541,303	$4,187,547	$2,705,999
Gross realized gains from sales	84,305	47,965	47,852
Gross realized losses from sales	16,858	6,476	1,229

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2016	December 31, 2015
Principal	$3,558,863	$3,242,627
Unamortized premium (discount) and fees, net	5,541	7,967
Foreign exchange translation	(2,696)	—
Mortgage provision allowance	(2,882)	(2,890)

Total mortgage loans	$3,558,826	$3,247,704

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2016, and 2015, respectively.
	December 31, 2016	December 31, 2015
Performing	$3,560,243	$3,249,129
Non-performing	1,465	1,465

Total	$3,561,708	$3,250,594

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2016	2015	2014
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$2,890	$2,890
Provision increases	536	—	—
Provision decreases	(544)	—	—

Ending balance	$2,882	$2,890	$2,890

Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$536	$—	$—
Collectively evaluated for impairment	2,346	2,890	2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,561,708	$3,250,594	$3,366,460
Individually evaluated for impairment	1,465	14,031	12,986
Collectively evaluated for impairment	3,560,243	3,236,563	3,353,474

Limited partnership and other corporation interests - At December 31, 2016, and 2015, the Company had $34,895 and $40,980, respectively, invested in limited partnership and other corporation interests. Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds that primarily make private equity investments across diverse industries and geographical focuses. The Company has determined its interest in each limited partnership to be considered a VIE. Consolidation is not required as the Company is not deemed to be the primary beneficiary of the VIEs.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $32,444 and $38,504 at December 31, 2016, and 2015, respectively.

Special deposits - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $7,659 and $14,000 at December 31, 2016, and 2015, respectively.

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2016, and 2015.

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,006,588	$34,752	$10,526	$206	$2,017,114	$34,958
Obligations of U.S. states and their subdivisions	216,154	5,922	10,498	395	226,652	6,317
Corporate debt securities	4,119,630	170,453	860,153	138,711	4,979,783	309,164
Asset-backed securities	316,065	6,971	230,331	11,417	546,396	18,388
Residential mortgage-backed securities	16,962	102	14,297	1,065	31,259	1,167
Commercial mortgage-backed securities	592,508	17,535	26,068	2,647	618,576	20,182
Collateralized debt obligations	160,612	53	—	—	160,612	53

Total fixed maturities	$7,428,519	$235,788	$1,151,873	$154,441	$8,580,392	$390,229

Total number of securities in an unrealized loss position		610		128		738

	December 31, 2015
	Less than twelve months		Twelve months or longer			Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$1,357,822	$4,101	$23,604	$507	$1,381,426	$4,608
Obligations of U.S. states and their subdivisions	267,581	7,903	—	—	267,581	7,903
Foreign government securities	2,286	5	—	—	2,286	5
Corporate debt securities	4,412,965	202,874	552,791	117,507	4,965,756	320,381
Asset-backed securities	247,082	4,372	182,404	8,990	429,486	13,362
Residential mortgage-backed securities	—	—	18,625	1,508	18,625	1,508
Commercial mortgage-backed securities	429,175	11,154	44,498	375	473,673	11,529
Collateralized debt obligations	9,054	58	—	—	9,054	58

Total fixed maturities	$6,725,965	$230,467	$821,922	$128,887	$7,547,887	$359,354

Total number of securities in an unrealized loss position		558		106		664

Fixed maturity investments - Total unrealized losses and OTTI increased by $30,875, or 9%, from December 31, 2015, to December 31, 2016. The overall increase in unrealized losses was across several asset classes and reflects higher interest rates at December 31, 2016, compared to December 31, 2015, resulting in generally lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $25,554 from December 31, 2015, to December 31, 2016. Corporate debt securities account for 90%, or $138,711, of the unrealized losses and OTTI greater than twelve months at December 31, 2016. Non-investment grade corporate debt securities account for $13,285 of the unrealized losses and OTTI greater than twelve months, and $6,791 of the losses are on perpetual debt investments issued by investment grade rated banks in the United Kingdom. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 7% of the unrealized losses and OTTI greater than twelve months at December 31, 2016. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2016	2015	2014
Beginning balance	$102,343	$119,532	$167,961
Initial impairments - credit loss on securities not previously impaired	—	759	—
Reductions:
Due to sales, maturities, or payoffs during the period	(1,785)	(559)	(646)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(16,893)	(17,389)	(47,783)

Ending balance	$83,665	$102,343	$119,532

Net Investment Income The following table summarizes net investment income:
	Year Ended December 31,
	2016	2015	2014
Investment income:
Fixed maturity and short-term investments	$819,047	$796,133	$816,907
Mortgage loans on real estate	142,478	150,284	149,497
Policy loans	199,737	206,081	207,013
Limited partnership interests	1,759	10,462	9,128
Net interest on funds withheld balances under reinsurance agreements, related party	22,045	22,165	21,295
Derivative instruments (1)	100,007	78,655	39,533
Other	10,468	9,228	5,008

	1,295,541	1,273,008	1,248,381
Investment expenses	(18,982)	(18,578)	(19,993)

Net investment income	$1,276,559	$1,254,430	$1,228,388

(1) Includes gains (losses) on the hedged asset for fair value hedges. Realized Investment Gains (Losses) The following table summarizes realized investment gains (losses):
	Year Ended December 31,
	2016	2015	2014
Realized investment gains (losses):
Fixed maturity and short-term investments	$87,108	$46,027	$54,219
Derivative instruments	(5,318)	5,840	90,504
Mortgage loans on real estate	10,972	31,841	6,857
Other	120	2	(4,209)

Realized investment gains (losses)	$92,882	$83,710	$147,371

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6.  Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $38,324 and $76,107 as of December 31, 2016, and 2015, respectively. The Company had pledged collateral related to these derivatives of zero and $45,940 as of December 31, 2016, and 2015, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2016, the fair value of assets that could be required to settle the derivatives in a net liability position was $38,324.

At December 31, 2016, and 2015, the Company had pledged zero and $50,924 of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $103,214 and $19,060 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2016, the Company estimated $9,581 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt security investments and debt obligations from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Fair value hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, over-the-counter (“OTC”) interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in guaranteed lifetime withdrawal benefit liabilities; however, hedge accounting is not elected.

Other forward contracts

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2016, or 2015.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2016
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$419,800	$33,390	$33,390	$—
Cross-currency swaps	614,208	45,347	53,641	8,294

Total cash flow hedges	1,034,008	78,737	87,031	8,294

Total derivatives designated as hedges	1,034,008	78,737	87,031	8,294

Derivatives not designated as hedges:
Interest rate swaps	468,100	(4,358)	8,982	13,340
Futures on equity indices	34,422	—	—	—
Interest rate futures	81,500	—	—	—
Interest rate swaptions	165,534	354	354	—
Cross-currency swaps	612,733	33,371	50,018	16,647

Total derivatives not designated as hedges	1,362,289	29,367	59,354	29,987

Total derivative financial instruments	$2,396,297	$108,104	$146,385	$38,281

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$143,800	$11,843	$11,843	$—
Cross-currency swaps	380,873	28,714	28,736	22

Total cash flow hedges	524,673	40,557	40,579	22

Total derivatives designated as hedges	524,673	40,557	40,579	22

Derivatives not designated as hedges:
Interest rate swaps	303,600	3,240	8,295	5,055
Futures on equity indices	29,310	—	—	—
Interest rate futures	117,200	—	—	—
Interest rate swaptions	151,204	189	189	—
Cross-currency swaps	662,935	(51,759)	19,537	71,296

Total derivatives not designated as hedges	1,264,249	(48,330)	28,021	76,351

Total derivative financial instruments	$1,788,922	$(7,773)	$68,600	$76,373

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2016, was $784,900, $1,141,967, $145,658, $156,632, and $2,230,167 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2015, was $443,589, $937,242, $111,801, $212,299, and $5,014,845 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income reported by cash flow hedges, fair value hedges, and economic hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Cash flow hedges:
Interest rate swaps	$810	$2,228	$9,096	$5,437	$6,779	$7,462	(A)
Interest rate swaps	—	—	—	—	3,634	—	(B)
Interest rate swaps	21,228	—	—	(2,657)	—	—	(C)
Cross-currency swaps	22,738	28,833	11,041	8,469	2,101	1,030	(A)
Cross-currency swaps	—	—	—	—	—	(154)	(B)
Interest rate futures	—	—	—	—	(134)	70	(A)

Total cash flow hedges	$44,776	$31,061	$20,137	$11,249	$12,380	$8,408

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

(C) Interest expense.

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income
	Year Ended December 31,				Year Ended December 31,
	2016	2015	2014		2016	2015	2014
Fair value hedges:
Interest rate swaps	$—	$(1,507)	$(3,444)	(A)	$—	$—	$—
Interest rate swaps	—	773	—	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		—	1,511	3,439	(A)
Items hedged in interest rate swaps	—	—	—		—	(773)	—	(B)

Total fair value hedges	$—	$(734)	$(3,444)		$—	$738	$3,439

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2016		2015		2014
Derivatives not designated as hedging instruments:
Futures on equity indices	$817	(A)	$(284)	(A)	$(41)	(A)
Futures on equity indices	(7,930)	(B)	(527)	(B)	(534)	(B)
Interest rate swaps	(4,541)	(A)	(1,094)	(A)	6,508	(A)
Interest rate futures	(57)	(A)	(65)	(A)	(51)	(A)
Interest rate futures	(164)	(B)	1	(B)	305	(B)
Interest rate swaptions	302	(A)	2,868	(A)	2,424	(A)
Interest rate swaptions	(313)	(B)	(3,115)	(B)	(3,578)	(B)
Currency forwards	111	(A)	—	(A)	—	(A)
Other forward contracts	4,690	(B)	5,074	(B)	94,465	(B)
Cross-currency swaps	85,746	(A)	69,819	(A)	24,588	(A)
Cross-currency swaps	(1,601)	(B)	—	(B)	—	(B)

Total derivatives not designated as hedging instruments	$77,060		$72,677		$124,086

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $5,712 and $11,257 at December 31, 2016, and 2015, respectively. The changes in fair value of the GLWB were $(5,545) and $11,257 for the years ended December 31, 2016, and 2015, respectively.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2016
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$119,862	$(26,254)	$92,756	$852
Derivative instruments (liabilities) (3)	26,254	(26,254)	—	—

	December 31, 2015
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$66,435	$(38,236)	$19,060	$9,139
Derivative instruments (liabilities) (3)	76,107	(38,236)	(37,871)	—

(1) The gross fair value of derivative instruments is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8.  Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,035,112	$—	$3,035,112
Obligations of U.S. states and their subdivisions	—	2,098,662	—	2,098,662
Corporate debt securities	—	13,968,110	11,639	13,979,749
Asset-backed securities	—	1,312,379	—	1,312,379
Residential mortgage-backed securities	—	140,992	—	140,992
Commercial mortgage-backed securities	—	1,225,282	—	1,225,282
Collateralized debt obligations	—	361,527	—	361,527

Total fixed maturities available-for-sale	—	22,142,064	11,639	22,153,703

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	458,067	—	458,067
Corporate debt securities	—	55,591	—	55,591
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held-for-trading	—	514,738	—	514,738

Short-term investments	267,851	36,137	—	303,988
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Interest rate swaps	—	33,390	—	33,390
Cross-currency swaps	—	53,641	—	53,641
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,982	—	8,982
Interest rate swaptions	—	354	—	354
Cross-currency swaps	—	50,018	—	50,018

Total derivative instruments	—	146,385	—	146,385
Separate account assets (1)	15,407,992	11,199,924	—	27,037,765

Total assets	$15,779,057	$34,039,248	$11,639	$50,259,793

Liabilities
Collateral under derivative counterparty collateral agreements	$103,214	$—	$—	$103,214
Derivative instruments designated as hedges:
Cross-currency swaps	—	8,294	—	8,294
Derivative instruments not designated as hedges:
Interest rate swaps	—	13,340	—	13,340
Cross-currency swaps	—	16,647	—	16,647

Total derivative instruments	—	38,281	—	38,281

Embedded derivatives - GLWB	—	—	5,712	5,712
Separate account liabilities (2)	55	336,468	—	336,523

Total liabilities	$103,269	$374,749	$5,712	$483,730

(1) Included in the total fair value amount are $430 million of investments as of December 31, 2016 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,341,752	$—	$3,341,752
Obligations of U.S. states and their subdivisions	—	2,219,173	—	2,219,173
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	12,501,174	4,538	12,505,712
Asset-backed securities	—	1,311,370	—	1,311,370
Residential mortgage-backed securities	—	125,372	—	125,372
Commercial mortgage-backed securities	—	1,016,908	—	1,016,908
Collateralized debt obligations	—	9,054	—	9,054

Total fixed maturities available-for-sale	—	20,527,089	4,538	20,531,627

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	558,208	—	558,208
Corporate debt securities	—	56,566	—	56,566
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held-for-trading	—	615,839	—	615,839

Short-term investments	132,288	134,738	—	267,026
Collateral under derivative counterparty collateral agreements	69,984	—	—	69,984
Derivative instruments designated as hedges:
Interest rate swaps	—	11,843	—	11,843
Cross-currency swaps	—	28,736	—	28,736
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,295	—	8,295
Interest rate swaptions	—	189	—	189
Cross-currency swaps	—	19,537	—	19,537

Total derivative instruments	—	68,600	—	68,600

Separate account assets (1)	15,249,966	10,847,266	—	26,631,193

Total assets	$15,452,238	$32,193,532	$4,538	$48,184,269

Liabilities
Collateral under derivative counterparty collateral agreements	19,060	—	—	19,060
Derivative instruments designated as hedges:
Cross-currency swaps	—	22	—	22
Derivative instruments not designated as hedges:
Interest rate swaps	—	5,055	—	5,055
Cross-currency swaps	—	71,296	—	71,296

Total derivative instruments	—	76,373	—	76,373

Embedded derivatives - GLWB	—	—	11,257	11,257
Separate account liabilities (2)	24	290,293	—	290,317

Total liabilities	$19,084	$366,666	$11,257	$397,007

(1) Included in the total fair value amount are $534 million of investments as of December 31, 2015 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2016
	Assets	Liabilities
	Fixed maturities available-for-sale Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2016	$4,538	$11,257
Realized and unrealized gains (losses) included in:
Net Income	—	(5,545)
Other comprehensive income (loss)	273	—
Settlements	(1,478)	—
Transfers into Level 3 (1)	11,236	—
Transfers out of Level 3 (2)	(2,930)	$—

Balances, December 31, 2016	$11,639	$5,712

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—	$(5,545)

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets			Liabilities
	Fixed maturities available-for-sale			Embedded derivatives - GLWB
	Corporate debt securities	Asset-backed securities	Total
Balances, January 1, 2015	$5,842	$36	$5,878	$—
Realized and unrealized gains (losses) included in:
Net Income	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	(178)	—
Settlements	(1,126)	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	(36)	$—

Balances, December 31, 2015	$4,538	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2014
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
January 1, 2014	$6,652	$252,958	$32	$259,642
Realized and unrealized gains (losses) included in:
Net Income	—	—	(17)	(17)
Other Comprehensive income (loss)	(178)	—	(15)	(193)
Settlements	(632)	(19)	—	(651)
Transfers out of Level 3 (1)	—	(252,903)	—	(252,903)

Balances, December 31, 2014	$5,842	$36	$—	$5,878

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	Valuation Technique	Unobservable Input	Range
			December 31, 2016	December 31, 2015
Embedded derivatives - GLWB	Risk neutral stochastic valuation methodology	Equity volatility	15% - 30%	15% - 28%
		Swap curve	0.75% -3.00%	0.75% -3.00%
		Mortality rate	Based on the Annuity 2000 Mortality Table	Based on the Annuity 2000 Mortality Table
		Lapse rate	1% - 15%	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB reserve.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments and investments not carried at fair value on a recurring basis:

	December 31, 2016		December 31, 2015
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets
Mortgage loans on real estate	$3,558,826	$3,574,240	$3,247,704	$3,362,496
Policy loans	4,019,648	4,019,648	4,092,661	4,092,661
Limited partnership interests	29,345	29,822	35,039	34,882
Other investments	14,382	44,687	14,596	44,723

Liabilities
Annuity contract benefits without life contingencies	$12,291,378	$12,129,631	$11,104,721	$10,839,205
Policyholders’ funds	285,554	285,554	299,577	299,577
Commercial paper	99,049	99,049	93,371	93,371
Notes payable	531,092	495,004	532,575	563,633

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The estimated fair value is determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds, and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years. The estimated fair value is classified as Level 3.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 3.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9.  Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2016, and 2015.

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Equity: 7% - 13%
Fixed, Bond, Money Market Fund: level 0% - 10%
Volatility	Equity: 10% - 35%
Fixed, Bond, Money Market Fund: 0% - 9%
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

The assumptions and techniques for valuing the GLWB reserve is disclosed within Note 8 and are identical to those used for valuing the GLWB embedded derivative.

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2016, and 2015, were as follows:

	GMDB	GLWB	Total
December 31, 2016
Separate account liability	$55,607	$413,569	$469,176
Net amount at risk, net of reinsurance	$25,891	$2,941	$28,832
Weighted average attained age	71	58	N/A

December 31, 2015
Separate account liability	$55,999	$210,240	$266,239
Net amount at risk, net of reinsurance	$29,050	$7,582	$36,632
Weighted average attained age	70	57	N/A
The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2016, 2015, and 2014 were as follows:
	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2014	$5,993	$—	$5,993
Incurred guaranteed benefits	305	—	305
Paid guaranteed benefits	(732)	—	(732)

Balances, December 31, 2014	5,566	—	5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280
Incurred guaranteed benefits	132	(2,740)	(2,608)
Paid guaranteed benefits	(503)	—	(503)

Balances, December 31, 2016	$5,096	$2,073	$7,169

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:
		December 31, 2016	December 31, 2015
Equity securities - GMDB		$55,605	$55,997
Equity securities - GLWB		412,977	209,828

Total		$468,582	$265,825

10.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2016, and 2015, the reinsurance recoverables had carrying values in the amounts of $598,864 and $604,946, respectively. Included in these

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

amounts are $522,950 and $530,213 at December 31, 2016, and 2015, respectively, associated with reinsurance agreements with related parties. At December 31, 2016, and 2015, 87% and 88%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$54,618,888	$41,809,635	$96,428,523
Reinsurance ceded	(10,568,467)	(833,090)	(11,401,557)
Reinsurance assumed	56,165,011	—	56,165,011

Net	$100,215,432	$40,976,545	$141,191,977

Percentage of amount assumed to net	56%	—%	40%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$392,654	$1,998	$394,652
Reinsurance ceded	(52,397)	(81)	(52,478)
Reinsurance assumed	123,175	—	123,175

Net	$463,432	$1,917	$465,349

The following tables summarizes life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$53,403,194	$41,855,857	$95,259,051
Reinsurance ceded	(10,169,625)	(393,512)	(10,563,137)
Reinsurance assumed	58,742,234	—	58,742,234

Net	$101,975,803	$41,462,345	$143,438,148

Percentage of amount assumed to net	58%	—%	41%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes total premium income for the year ended December 31, 2014:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$360,959	$1,255	$362,214
Reinsurance ceded	(45,925)	(95)	(46,020)
Reinsurance assumed	130,201	—	130,201

Net	$445,235	$1,160	$446,395

Reinsurance recoveries for life and other policy benefits were $39,520, $23,179, and $23,965 for the years ended December 31, 2016, 2015, and 2014, respectively.

11.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2014	$314,071	$29,217	$343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)

Balances, December 31, 2014	353,408	25,286	378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	393,418	20,725	414,143
Capitalized additions	93,222	—	93,222
Amortization and writedowns	(29,317)	(1,992)	(31,309)
Unrealized investment (gains) losses	10,522	112	10,634

Balances, December 31, 2016	$467,845	$18,845	$486,690

The estimated future amortization of VOBA for the years ended December 31, 2017, through December 31, 2021, is approximately $3,200 per annum.

12.  Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement segment, at December 31, 2016, and 2015 was $137,683.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2016
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(27,517)	$20,063
Non-competition	1,325	(1,301)	24

Total	$48,905	$(28,818)	$20,087

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2015
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(24,251)	$23,329
Non-competition	1,325	(835)	490

Total	$48,905	$(25,086)	$23,819

Amortization expense for other intangible assets included in general insurance expenses was $3,732, $4,096, and $3,531 for the years ended December 31, 2016, 2015, and 2014, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2017, through December 31, 2021, is approximately $2,200 per annum.

13.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2016	2015
Face value	$99,049	$93,371
Carrying value	$99,049	$93,371
Effective interest rate	0.7%-0.8%	0.5%-0.6%
Maturity range (days)	10 - 30	8 - 28

14.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2016, and 2015, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,292,708 and 7,232,986 of which were issued and outstanding at December 31, 2016, and 2015, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,

	2016	2015	2014		2016	2015

Net income	$100,657	$187,232	$134,091	Capital and surplus	$1,053,333	$1,114,764

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2016.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2016, 2015, and 2014, the Company paid dividends in the amounts of $125,691, $139,533, and $316,401, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2016, were $1,053,333 and $101,753, respectively. Based on the as filed amounts, the Company may pay an amount up to $101,753 of dividends during the year ended December 31, 2017, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15.  Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2016
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2016	$339,520	$45,284	$(65,785)	$(85,581)	$233,438
Other comprehensive income (loss) before reclassifications	13,192	29,104	7,139	(4,755)	44,680
Amounts reclassified from AOCI	(40,964)	(7,312)	—	6,033	(42,243)

Net current period other comprehensive income (loss)	(27,772)	21,792	7,139	1,278	2,437

Balances, December 31, 2016	$311,748	$67,076	$(58,646)	$(84,303)	$235,875

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
Other comprehensive income (loss) before reclassifications	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(26,141)	(8,047)	—	7,706	(26,482)

Net current period other comprehensive income (loss)	(444,663)	12,143	42,409	20,531	(369,580)

Balances, December 31, 2015	$339,520	$45,284	$(65,785)	$(85,581)	$233,438

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2014	$434,023	$25,517	$(70,000)	$(43,786)	$345,754
Other comprehensive income (loss) before reclassifications	381,198	13,089	(38,194)	(67,380)	288,713
Amounts reclassified from AOCI	(31,038)	(5,465)	—	5,054	(31,449)

Net current period other comprehensive income (loss)	350,160	7,624	(38,194)	(62,326)	257,264

Balances, December 31, 2014	$784,183	$33,141	$(108,194)	$(106,112)	$603,018

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2016
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$20,295	$(7,103)	$13,192
Unrealized holding gains (losses), net, arising on cash flow hedges	44,776	(15,672)	29,104
Reclassification adjustment for (gains) losses, net, realized in net income	(74,271)	25,995	(48,276)

Net unrealized gains (losses) related to investments	(9,200)	3,220	(5,980)
Future policy benefits, DAC and VOBA adjustments	10,983	(3,844)	7,139

Net unrealized gains (losses)	1,783	(624)	1,159
Employee benefit plan adjustment	1,966	(688)	1,278

Other comprehensive income (loss)	$3,749	$(1,312)	$2,437

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(643,880)	$225,358	$(418,522)
Unrealized holding gains (losses), net, arising on cash flow hedges	31,061	(10,871)	20,190
Reclassification adjustment for (gains) losses, net, realized in net income	(52,597)	18,409	(34,188)

Net unrealized gains (losses) related to investments	(665,416)	232,896	(432,520)
Future policy benefits, DAC and VOBA adjustments	65,245	(22,836)	42,409

Net unrealized gains (losses)	(600,171)	210,060	(390,111)
Employee benefit plan adjustment	31,586	(11,055)	20,531

Other comprehensive income (loss)	$(568,585)	$199,005	$(369,580)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$586,458	$(205,260)	$381,198
Unrealized holding gains (losses), net, arising on cash flow hedges	20,137	(7,048)	13,089
Reclassification adjustment for (gains) losses, net, realized in net income	(56,159)	19,656	(36,503)

Net unrealized gains (losses) related to investments	550,436	(192,652)	357,784
Future policy benefits, DAC and VOBA adjustments	(58,760)	20,566	(38,194)

Net unrealized gains (losses)	491,676	(172,086)	319,590
Employee benefit plan adjustment	(95,886)	33,560	(62,326)

Other comprehensive income (loss)	$395,790	$(138,526)	$257,264

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications from accumulated other comprehensive income (loss):

	Year Ended December 31,
	2016		2015		2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)						Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on fixed maturities, available-for-sale	$(63,022)		$(40,217)		$(47,751)		Other realized investment (gains) losses, net

	(63,022)		(40,217)		(47,751)		Total before tax
	(22,058)		(14,076)		(16,713)		Tax expense or benefit

	$(40,964)		$(26,141)		$(31,038)		Net of tax

Unrealized holdings (gains) losses, net, arising on cash flow hedges	$(13,906)		$(12,380)		$(8,408)		Net investment income
	2,657		—		—		Interest expense

	(11,249)		(12,380)		(8,408)		Total before tax
	(3,937)		(4,333)		(2,943)		Tax expense or benefit

	$(7,312)		$(8,047)		$(5,465)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	$(601)	(1)	$(694)	(1)	$3,189	(1)
Actuarial losses (gains)	9,882	(1)	12,550	(1)	2,730	(1)
Settlement	—	(1)	—	(1)	1,857	(1)

	9,281		11,856		7,776		Total before tax
	3,248		4,150		2,722		Tax expense or benefit

	$6,033		$7,706		$5,054		Net of tax

Total reclassification	$(42,243)		$(26,482)		$(31,449)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 17 for additional details).

16.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2016	2015	2014
Compensation	$625,364	$564,008	$406,601
Commissions	222,028	206,360	210,797
Other	333,835	308,628	163,593

Total general insurance expenses	$1,181,227	$1,078,996	$780,991

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

17.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Change in projected benefit obligation:
Benefit obligation, January 1	$560,817	$583,080	$16,637	$12,782	$43,858	$55,832	$621,312	$651,694
Service cost	(1,403)	12,851	1,246	1,042	294	282	137	14,175
Interest cost	25,263	23,987	713	560	1,775	2,122	27,751	26,669
Actuarial (gain) loss	24,928	(42,863)	1,408	3,360	1,911	(9,504)	28,247	(49,007)
Regular benefits paid	(17,315)	(16,238)	(973)	(1,446)	(3,337)	(4,874)	(21,625)	(22,558)
Acquisition	—	—	—	339	—	—	—	339

Benefit obligation, December 31	$592,290	$560,817	$19,031	$16,637	$44,501	$43,858	$655,822	$621,312

Accumulated benefit obligation	$575,024	$544,011	$19,031	$16,637	$43,098	$42,182	$637,153	$602,830

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Asset Transfer Agreement, the Company was required to give each Putnam employee full credit for the employee’s service period with Putnam prior to the closing date for the purpose of eligibility to participate, vesting and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 150 individuals became eligible participants of the Post-Retirement Medical Plan at January 1, 2015. The transaction was recorded as a prior service cost, which resulted in a $339 increase before tax to other liabilities and expenses and a decrease to accumulated other comprehensive income.

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Change in plan assets:
Value of plan assets, January 1	$427,131	$443,962	$—	$—	$—	$—	$427,131	$443,962
Actual return on plan assets	43,271	(593)	—	—	—	—	43,271	(593)
Employer contributions	—	—	973	1,446	3,337	4,874	4,310	6,320
Benefits paid	(17,315)	(16,238)	(973)	(1,446)	(3,337)	(4,874)	(21,625)	(22,558)

Value of plan assets, December 31	$453,087	$427,131	$—	$—	$—	$—	$453,087	$427,131

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Under funded status at December 31	$(139,203)	$(133,686)	$(19,031)	$(16,637)	$(44,501)	$(43,858)	$(202,735)	$(194,181)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Amounts recognized in consolidated balance sheets:
Other liabilities	$(139,203)	$(133,686)	$(19,031)	$(16,637)	$(44,501)	$(43,858)	$(202,735)	$(194,181)
Accumulated other comprehensive income (loss)	(133,055)	(139,316)	5,715	8,540	(2,360)	(890)	(129,700)	(131,666)
The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2016:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(133,055)	$(86,486)	$5,091	$3,309	$(660)	$(429)	$(128,624)	$(83,606)
Net prior service (cost) credit	—	—	624	406	(1,700)	(1,105)	(1,076)	(699)

	$(133,055)	$(86,486)	$5,715	$3,715	$(2,360)	$(1,534)	$(129,700)	$(84,305)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2017:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(8,799)	$(5,719)	$210	$137	$54	$35	$(8,535)	$(5,547)
Prior service (cost) credit	—	—	453	294	(501)	(326)	(48)	(32)

	$(8,799)	$(5,719)	$663	$431	$(447)	$(291)	$(8,583)	$(5,579)

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2017	$16,600	$856	$3,435
2018	20,029	843	2,775
2019	21,231	917	2,460
2020	22,694	946	2,438
2021	24,820	1,028	2,400
2022 through 2026	154,223	6,776	27,188

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic cost:
Service cost	$(1,403)	$12,851	$4,952
Interest cost	25,263	23,987	23,068
Expected return on plan assets	(22,339)	(28,345)	(29,288)
Amortization of unrecognized prior service cost	—	13	51
Amortization of loss from earlier periods	10,260	12,398	2,898

Net periodic cost	$11,781	$20,904	$1,681

	Post-Retirement Medical Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic benefit:
Service cost	$1,246	$1,042	$985
Interest cost	713	560	574
Amortization of unrecognized prior service benefit	(1,102)	(1,640)	(1,706)
Amortization of gain from earlier periods	(317)	(511)	(450)

Net periodic benefit	$540	$(549)	$(597)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic cost:
Service cost	$294	$282	$586
Interest cost	1,775	2,122	2,528
Amortization of unrecognized prior service cost	501	933	4,844
Amortization of loss from earlier periods	(61)	663	282
Settlement	—	—	1,857

Net periodic cost	$2,509	$4,000	$10,097

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

On August 1, 2014, the Company made a lump-sum benefit payment from the Supplemental Executive Retirement Plan. The lump-sum distribution resulted in the settlement of 21% of the Supplemental Executive Retirement Plan’s projected benefit obligation and exceeded the total of the projected service cost and interest cost for the plan year. In connection with this settlement during the third quarter of 2014, the Company reclassified a $1,857 loss before tax to earnings from accumulated other comprehensive income. The lump-sum benefit payment also resulted in the recognition of $3,911 of prior service costs within earnings from accumulated other comprehensive income.

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2016	2015
Discount rate	4.20%	4.55%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2016	2015
Discount rate	4.05%	4.31%
Initial health care cost trend	6.75%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	December 31,
	2016	2015
Discount rate	3.80%	4.22%
Rate of compensation increase	4.00%	4.00%

During 2016, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2016).

During 2015, the Company adopted the Society of Actuaries 2015 Mortality Tables Report (RP-2015) and Mortality Improvement Scale (MP-2015), which adjusted the mortality assumptions used to measure retirement plan obligations. These mortality assumptions are an update to the tables adopted in 2014, to reflect two additional years of U.S. population mortality improvement data.

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.55%	4.17%
Expected return on plan assets	6.00%	6.50%
Rate of compensation increase	4.47%	4.47%

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.31%	3.94%
Initial health care cost trend	7.00%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.22%	3.99%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$322	$(269)
Increase (decrease) on post-retirement benefit obligation	2,430	(2,083)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2016	2015
Equity securities	45%	67%
Debt securities	39%	31%
Other	16%	2%

Total	100%	100%

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation approach utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$34,578
Midcap index funds	—	—	—	35,330
World equity index funds	—	—	—	44,235
U.S. equity market funds	—	—	—	45,614
International equity funds	—	—	—	11,143

Total common collective trust funds	—	—	—	170,900
Fixed maturity investments:
U.S. government direct obligations and agencies	—	5,672	—	5,672
Obligations of U.S. states and their municipalities	—	18,670	—	18,670
Corporate debt securities	—	141,102	1,316	142,418
Asset-backed securities	—	7,828	—	7,828
Commercial mortgage-backed securities	—	2,884	—	2,884

Total fixed maturity investments	—	176,156	1,316	177,472
Equity investments:
Fixed income mutual funds	21,321	—	—	21,321
Equity mutual funds	11,106	—	—	11,106
Preferred stock	640	—	—	640

Total equity investments	33,067	—	—	33,067
Limited partnership investments (1)	—	—	—	7,022
Money market funds	62,883	—	—	62,883

Total defined benefit plan assets	$95,950	$176,156	$1,316	$451,344

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$94,751
Midcap index funds	—	—	—	88,267
World equity index funds	—	—	—	8,511
U.S. equity market funds	—	—	—	94,471

Total common collective trust funds	—	—	—	286,000
Fixed maturity investments:
U.S. government direct obligations and agencies	—	6,753	—	6,753
Obligations of U.S. states and their municipalities	—	19,074	—	19,074
Corporate debt securities	—	93,811	—	93,811
Asset-backed securities	—	8,149	—	8,149
Commercial mortgage-backed securities	—	2,926	—	2,926

Total fixed maturity investments	—	130,713	—	130,713
Preferred stock	280	—	—	280
Limited partnership investments (1)	—	—	—	7,654
Money market funds	2,484	—	—	2,484

Total defined benefit plan assets	$2,764	$130,713	$—	$427,131

(1)  Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets
	Corporate debt securities
	Year Ended December 31,
	2016	2015
Balance, January 1	$—	$—
Actual return on plan assets	54	—
Settlements	(213)	—
Transfers into Level 3 (1)	1,475	—

Balance, December 31	$1,316	$—

(1)  Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2017:

December 31, 2017
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2017. The Company expects to make payments of approximately $856 with respect to its Post-Retirement Medical Plan and $3,435 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2017.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $7,236 and $8,678 at December 31, 2016, and 2015, respectively. The participant deferrals earned interest at the average rates of 6.42% and 6.48% during the years ended December 31, 2016, and 2015, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 4.12% to 5.03% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $21,758 and $18,654 at December 31, 2016, and 2015, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $12,364, $13,016, and $8,479 in expense related to this plan for the years ended December 31, 2016, 2015, and 2014, respectively.

18.   Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2016	2015	2014
Current	$32,031	$76,842	$80,859
Deferred	53,481	21,682	75,044

Total income tax provision	$85,512	$98,524	$155,903

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(3.0)%	(3.0)%	(1.8)%
Tax credits	(6.9)%	(0.2)%	(0.3)%
State income taxes, net of federal benefit	2.3%	3.2%	1.0%
Income tax contingency provisions	— %	— %	(1.2)%
Other, net	(0.4)%	(0.9)%	0.2%

Effective federal income tax rate	27.0%	34.1%	32.9%

A reconciliation of unrecognized tax benefits is as follows:
	Year Ended December 31,
	2016	2015	2014
Balance, beginning of year	$23,093	$26,890	$21,154
Additions to tax positions in the current year	—	1,383	13,931
Additions to tax positions in the prior year	1,902	50	—
Reductions to tax positions from statutes expiring	(7,727)	(5,230)	(8,195)

Balance, end of year	$17,268	$23,093	$26,890

There were no tax benefits included in the unrecognized tax benefits of $17,268 at December 31, 2016, that would impact the annual effective tax rate. The Company does not anticipate material changes to its unrecognized tax benefits in the next twelve months.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized decreases of $153, $193, and $2,916 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2016, 2015, and 2014, respectively. The Company had approximately $864 and $1,017 accrued for the payment of interest and penalties at December 31, 2016, and 2015, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2012 and prior. Tax years 2013 through 2015 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2016		2015
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability

Policyholder reserves	$—	$278,632	$—	$262,822
Deferred acquisition costs	—	28,071	—	8,533
Investment assets	—	233,583	—	221,303
Policyholder dividends	8,583	—	8,919	—
Net operating loss carryforward	96,693	—	113,637	—
Pension plan accrued benefit liability	83,562	—	79,945	—
Goodwill	—	35,306	—	33,034
Experience rated refunds	6,654	—	12,673	—
Tax credits	168,597	—	154,017	—
Other	19,592	—	19,385	—

Total deferred taxes	$383,681	$575,592	$388,576	$525,692

The deferred tax liability amounts presented for investment assets above include $172,405 and $171,780 related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2016, and 2015, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

As of December 31, 2016, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$5,977
2022	136,796
2023	81,693
2028	2,215

Total	$226,681

During the years ended December 31, 2016, 2015, and 2014, the Company generated $215, $3,295, and $15,506 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2016, the total credit carryforward for Low Income Housing is $143,105. These credits will begin to expire in 2030.

The Company generated $4,286 of foreign tax credit carryforwards during the year ended December 31, 2016. During the years ended December 31, 2010 through December 31, 2015, the Company generated credit carryforwards of $21,025. The Company determined in 2016 that it will amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. These credits will begin to expire in 2020.

Included in due from parent and affiliates at December 31, 2016, and 2015 is $35,093 and $11,790, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2016, and 2015 is $7,819 and $7,721, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19.  Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement, and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and recordkeeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

60

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$379,127	$1,853	$84,369	$465,349
Fee income	99,514	851,620	5,683	956,817
Other revenue	—	12,261	—	12,261
Net investment income	798,557	428,327	49,675	1,276,559
Realized investments gains (losses), net	40,899	51,209	774	92,882

Total revenues	1,318,097	1,345,270	140,501	2,803,868

Benefits and expenses:
Policyholder benefits	969,182	206,143	65,698	1,241,023
Operating expenses	175,016	1,002,129	69,096	1,246,241

Total benefits and expenses	1,144,198	1,208,272	134,794	2,487,264

Income before income taxes	173,899	136,998	5,707	316,604
Income tax expense	58,601	25,144	1,767	85,512

Net income	$115,298	$111,854	$3,940	$231,092

	December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,770,772	$12,195,748	$1,634,330	$30,600,850
Other assets	1,453,717	1,057,148	141,666	2,652,531
Separate account assets	7,521,475	19,516,290	—	27,037,765

Assets of continuing operations	$25,745,964	$32,769,186	$1,775,996	60,291,146

Assets of discontinued operations				17,652

Total assets				$60,308,798

61

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

	December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,074,681	$10,966,096	$1,770,249	$28,811,026
Other assets	1,358,934	927,061	149,655	2,435,650
Separate account assets	7,031,013	19,600,180	—	26,631,193

Assets of continuing operations	$24,464,628	$31,493,337	$1,919,904	57,877,869

Assets of discontinued operations				21,910

Total assets				$57,899,779

62

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2014
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,305	$1,215	$84,875	$446,395
Fee income	95,631	629,533	4,015	729,179
Other revenue	—	7,506	—	7,506
Net investment income	748,015	426,340	54,033	1,228,388
Realized investments gains (losses), net	44,381	102,597	393	147,371

Total revenues	1,248,332	1,167,191	143,316	2,558,839

Benefits and expenses:
Policyholder benefits	902,982	206,339	113,124	1,222,445
Operating expenses	136,850	647,165	79,107	863,122

Total benefits and expenses	1,039,832	853,504	192,231	2,085,567

Income (loss) before income taxes	208,500	313,687	(48,915)	473,272
Income tax expense (benefit)	68,719	104,162	(16,978)	155,903

Net income (loss)	$139,781	$209,525	$(31,937)	$317,369

63

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

20.  Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Human Resources Committee. At its discretion the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2016	2015	2014
Lifeco Stock Plan	$2,190	$1,655	$3,384
Performance Share Unit Plan	5,318	2,320	6,263

Total compensation expense	$7,508	$3,975	$9,647

Income tax benefits	$2,458	$1,143	$2,404

64

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2016, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$2,684	1.7
Performance Share Unit Plan	6,403	1.4

Equity Award Activity

During the year ended December 31, 2016, Lifeco granted 973,100 stock options to employees of the Company. These stock options vest over five - year periods ending in 2021. Compensation expense of $2,664 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2016	3,633,343	$21.68
Granted	973,100	25.88
Exercised	(359,345)	20.03
Cancelled and expired	(185,097)	25.87

Outstanding, December 31, 2016	4,062,001	23.25	6.1	$12,814
Vested and expected to vest, December 31, 2016	4,062,001	$23.25	6.1	$12,814
Exercisable, December 31, 2016	2,292,059	$21.81	4.3	$10,654

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2016, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2016	2015	2014
Weighted average fair value of options granted	$2.74	$3.33	$5.53
Intrinsic value of options exercised (1)	2,102	4,234	401
Fair value of options vested	1,605	1,670	4,491

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

65

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The fair value of the options granted during the years ended December 31, 2016, 2015, and 2014 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2016	2015	2014
Dividend yield	3.99%	3.66%	3.95%
Expected volatility	19.03%	19.10%	26.63%
Risk free interest rate	0.80%	0.90%	1.75%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2016	440,089
Granted	313,837
Forfeited	(3,158)
Exercised	(151,857)

Outstanding, December 31, 2016	598,911

Vested and expected to vest, December 31, 2016	598,911

The cash payment in settlement of the Performance Share Unit Plan units was $3,988 and $6,375 for the years ended December 31, 2016, and 2015, respectively.

21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$528,400	$528,400
Related party long-term debt - interest (2)	24,683	49,365	49,365	451,951	575,364
Investment purchase obligations (3)	438,458	—	—	—	438,458
Operating leases (4)	14,152	23,830	13,114	69	51,165
Other liabilities (5)	28,147	16,046	11,389	33,964	89,546

Total	$505,440	$89,241	$73,868	$1,014,384	$1,682,933

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The other surplus note bears a variable interest rate plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2016, and do not consider the impact of future interest rate changes.

66

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2016, and 2015, were $438,458 and $50,692, of which $93,440 and $8,692 were related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $12,575, $12,050, and $7,628 for the years ended December 31, 2016, 2015, and 2014, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $7,301 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan.
•	Miscellaneous purchase obligations to acquire goods and services.
•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2015. The Company was in compliance with all covenants at December 31, 2016, and 2015. At December 31, 2016, and 2015 there were no outstanding amounts related to the current and prior credit facilities.

GWSC and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,165,030 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2016, and 2015, there were no outstanding amounts related to the letters of credit. See Note 4 for additional discussion regarding these letters of credit.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2016, and 2015, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

67

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company is defending lawsuits relating to the costs and features of certain retirement or fund products. These actions have not reached the trial stage. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22.  Subsequent Events

On February 6, 2017, the Company’s Board of Directors declared dividends of $77,000, payable on March 15, 2017, to its sole shareholder, GWL&A Financial.

68

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company

Annual Statement for the Year Ended

December 31, 2016 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$8,032,356	$2,940,616	$8,543,177	$2,791,792	$18,919,015	$7,049,220
Investment income due and accrued
Receivable for investments sold			580
Purchase payments receivable					40
Due from Great West Life & Annuity Insurance Company	72,100		17,412	2,162	264,782	993

Total assets	8,104,456	2,940,616	8,561,169	2,793,954	19,183,837	7,050,213

LIABILITIES:
Payable for investments purchased					40
Redemptions payable			580
Due to Great West Life & Annuity Insurance Company	462	168	507	165	1,064	423

Total liabilities	462	168	1,087	165	1,104	423

NET ASSETS	$8,103,994	$2,940,448	$8,560,082	$2,793,789	$19,182,733	$7,049,790

NET ASSETS REPRESENTED BY:
Accumulation units	$7,904,272	$2,940,448	$8,414,455	$2,776,215	$18,096,917	$7,047,253
Contracts in payout phase	199,722		145,627	17,574	1,085,816	2,537

NET ASSETS	$8,103,994	$2,940,448	$8,560,082	$2,793,789	$19,182,733	$7,049,790

ACCUMULATION UNITS OUTSTANDING	415,321	167,725	633,996	347,759	486,090	338,960

UNIT VALUE (ACCUMULATION)	$19.03	$17.53	$13.27	$7.98	$37.23	$20.79

(1) Cost of investments:	$5,688,084	$3,267,060	$8,962,635	$2,993,246	$20,364,324	$6,934,916
Shares of investments:	257,365	105,210	492,686	210,225	2,051,954	347,423

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

ASSETS:
Investments at fair value (1)	$823,607	$435,341	$21,208,770	$3,845,715	$8,868	$18,753,654
Investment income due and accrued
Receivable for investments sold			1,553
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	7,916		53,935	17,967		9,519

Total assets	831,523	435,341	21,264,258	3,863,682	8,868	18,763,173

LIABILITIES:
Payable for investments purchased
Redemptions payable			1,553
Due to Great West Life & Annuity Insurance Company	47	19	1,375	243		1,112

Total liabilities	47	19	2,928	243	0	1,112

NET ASSETS	$831,476	$435,322	$21,261,330	$3,863,439	$8,868	$18,762,061

NET ASSETS REPRESENTED BY:
Accumulation units	$806,689	$435,322	$21,018,430	$3,788,455	$8,868	$18,685,720
Contracts in payout phase	24,787		242,900	74,984		76,341

NET ASSETS	$831,476	$435,322	$21,261,330	$3,863,439	$8,868	$18,762,061

ACCUMULATION UNITS OUTSTANDING	45,874	43,505	960,016	165,708	838	1,096,158

UNIT VALUE (ACCUMULATION)	$17.58	$10.01	$21.89	$22.86	$10.58	$17.05

(1) Cost of investments:	$670,647	$445,338	$21,580,979	$3,298,148	$8,796	$19,597,556
Shares of investments:	53,760	6,487	402,979	195,214	837	2,690,625

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS NEW WORLD FUND

ASSETS:
Investments at fair value (1)	$6,250,377	$4,722,994	$11,545,796	$28,652,752	$754,944	$324,031
Investment income due and accrued
Receivable for investments sold	296		333	10,043
Purchase payments receivable		2,260	15
Due from Great West Life & Annuity Insurance Company	2,251	5,954	5,505	22,371

Total assets	6,252,924	4,731,208	11,551,649	28,685,166	754,944	324,031

LIABILITIES:
Payable for investments purchased		2,226
Redemptions payable	296	34	348	10,043
Due to Great West Life & Annuity Insurance Company	371	283	694	1,722	35	17

Total liabilities	667	2,543	1,042	11,765	35	17

NET ASSETS	$6,252,257	$4,728,665	$11,550,607	$28,673,401	$754,909	$324,014

NET ASSETS REPRESENTED BY:
Accumulation units	$6,228,837	$4,648,154	$11,497,219	$28,450,433	$754,909	$324,014
Contracts in payout phase	23,420	80,511	53,388	222,968

NET ASSETS	$6,252,257	$4,728,665	$11,550,607	$28,673,401	$754,909	$324,014

ACCUMULATION UNITS OUTSTANDING	351,926	310,356	434,185	1,111,832	69,254	31,277

UNIT VALUE (ACCUMULATION)	$17.70	$14.98	$26.48	$25.59	$10.90	$10.36

(1) Cost of investments:	$5,438,220	$4,659,938	$10,283,071	$22,430,839	$808,410	$313,819
Shares of investments:	670,641	504,055	546,417	2,734,041	31,391	16,583

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	BLACKROCK GLOBAL ALLOCATION VI FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$4,945,930	$110,745	$711,355	$1,539,269	$8,942,532	$3,247,896
Investment income due and accrued
Receivable for investments sold					12,164
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company					10,216	1,003

Total assets	4,945,930	110,745	711,355	1,539,269	8,964,912	3,248,899

LIABILITIES:
Payable for investments purchased
Redemptions payable					12,164
Due to Great West Life & Annuity Insurance Company	1,550	6	29	91	572	199

Total liabilities	1,550	6	29	91	12,736	199

NET ASSETS	$4,944,380	$110,739	$711,326	$1,539,178	$8,952,176	$3,248,700

NET ASSETS REPRESENTED BY:
Accumulation units	$4,929,769	$110,739	$711,326	$1,539,178	$8,906,705	$3,246,137
Contracts in payout phase	14,611				45,471	2,563

NET ASSETS	$4,944,380	$110,739	$711,326	$1,539,178	$8,952,176	$3,248,700

ACCUMULATION UNITS OUTSTANDING	483,389	10,010	70,447	146,605	458,526	134,478

UNIT VALUE (ACCUMULATION)	$10.20	$11.06	$10.10	$10.50	$19.42	$24.14

(1) Cost of investments:	$5,127,041	$105,110	$618,073	$1,462,694	$9,433,692	$2,994,484
Shares of investments:	318,887	5,807	33,381	119,694	436,221	170,852

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE GLOBAL SMALL CAP VIP

ASSETS:
Investments at fair value (1)	$1,575,699	$22,436,327	$8,334,864	$18,242,802	$10,090,715	$599,374
Investment income due and accrued
Receivable for investments sold		50,000
Purchase payments receivable			3,855	13,696
Due from Great West Life & Annuity Insurance Company		31,867	10,950	32,052	13,753

Total assets	1,575,699	22,518,194	8,349,669	18,288,550	10,104,468	599,374

LIABILITIES:
Payable for investments purchased			3,855	13,696
Redemptions payable		50,000
Due to Great West Life & Annuity Insurance Company	87	1,348	497	1,113	601	34

Total liabilities	87	51,348	4,352	14,809	601	34

NET ASSETS	$1,575,612	$22,466,846	$8,345,317	$18,273,741	$10,103,867	$599,340

NET ASSETS REPRESENTED BY:
Accumulation units	$1,575,612	$22,290,368	$8,307,764	$18,029,486	$10,023,116	$599,340
Contracts in payout phase		176,478	37,553	244,255	80,751

NET ASSETS	$1,575,612	$22,466,846	$8,345,317	$18,273,741	$10,103,867	$599,340

ACCUMULATION UNITS OUTSTANDING	178,488	576,366	316,916	902,551	489,490	61,886

UNIT VALUE (ACCUMULATION)	$8.83	$38.67	$26.21	$19.98	$20.48	$9.68

(1) Cost of investments:	$1,537,437	$19,306,868	$8,450,436	$18,303,294	$8,295,930	$641,718
Shares of investments:	87,832	563,161	296,826	683,251	766,772	50,924

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO

ASSETS:
Investments at fair value (1)	$7,353,717	$20,539,963	$1,150,478	$5,399,201	$1,391,106	$2,383,696
Investment income due and accrued
Receivable for investments sold						11,370
Purchase payments receivable		12,966		10
Due from Great West Life & Annuity Insurance Company	3,990	63,915	2,451	225		1,595

Total assets	7,357,707	20,616,844	1,152,929	5,399,436	1,391,106	2,396,661

LIABILITIES:
Payable for investments purchased		10,001		10
Redemptions payable		2,965				11,370
Due to Great West Life & Annuity Insurance Company	443	1,243	65	323	59	140

Total liabilities	443	14,209	65	333	59	11,510

NET ASSETS	$7,357,264	$20,602,635	$1,152,864	$5,399,103	$1,391,047	$2,385,151

NET ASSETS REPRESENTED BY:
Accumulation units	$7,335,684	$20,363,318	$1,113,439	$5,394,250	$1,391,047	$2,356,544
Contracts in payout phase	21,580	239,317	39,425	4,853		28,607

NET ASSETS	$7,357,264	$20,602,635	$1,152,864	$5,399,103	$1,391,047	$2,385,151

ACCUMULATION UNITS OUTSTANDING	488,740	819,916	73,175	292,766	114,771	101,453

UNIT VALUE (ACCUMULATION)	$15.01	$24.84	$15.22	$18.43	$12.12	$23.23

(1) Cost of investments:	$8,129,925	$18,912,738	$1,334,102	$5,056,542	$1,278,852	$2,107,077
Shares of investments:	534,816	1,224,074	60,679	324,276	71,966	118,651

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II

ASSETS:
Investments at fair value (1)	$8,615,860	$4,044,935	$594,194	$38,120,024	$1,839,064	$633,289
Investment income due and accrued	31,724	12,121
Receivable for investments sold		10,857		4,283
Purchase payments receivable	15			621
Due from Great West Life & Annuity Insurance Company	19,792	1,575		107,613	5,187	8,276

Total assets	8,667,391	4,069,488	594,194	38,232,541	1,844,251	641,565

LIABILITIES:
Payable for investments purchased	15
Redemptions payable		10,857		4,904
Due to Great West Life & Annuity Insurance Company	543	248	34	2,398	128	44

Total liabilities	558	11,105	34	7,302	128	44

NET ASSETS	$8,666,833	$4,058,383	$594,160	$38,225,239	$1,844,123	$641,521

NET ASSETS REPRESENTED BY:
Accumulation units	$8,586,718	$4,004,179	$594,160	$37,498,716	$1,820,034	$616,917
Contracts in payout phase	80,115	54,204		726,523	24,089	24,604

NET ASSETS	$8,666,833	$4,058,383	$594,160	$38,225,239	$1,844,123	$641,521

ACCUMULATION UNITS OUTSTANDING	455,217	233,219	30,631	2,473,377	110,602	28,916

UNIT VALUE (ACCUMULATION)	$18.86	$17.17	$19.40	$15.16	$16.46	$21.33

(1) Cost of investments:	$9,247,282	$3,763,108	$431,009	$39,236,052	$2,427,887	$591,185
Shares of investments:	210,092	140,400	12,018	3,536,180	382,342	66,522

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	INVESCO V.I. COMSTOCK FUND

ASSETS:
Investments at fair value (1)	$5,969,655	$24,027	$8,681	$308,861	$134,410,264	$5,679,710
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	97,624				50,000
Due from Great West Life & Annuity Insurance Company	987					4,210

Total assets	6,068,266	24,027	8,681	308,861	134,460,264	5,683,920

LIABILITIES:
Payable for investments purchased	97,624				42,830
Redemptions payable					7,170
Due to Great West Life & Annuity Insurance Company	344	1		18	7,372	335

Total liabilities	97,968	1	0	18	57,372	335

NET ASSETS	$5,970,298	$24,026	$8,681	$308,843	$134,402,892	$5,683,585

NET ASSETS REPRESENTED BY:
Accumulation units	$5,967,776	$24,026	$8,681	$308,843	$134,402,892	$5,623,031
Contracts in payout phase	2,522					60,554

NET ASSETS	$5,970,298	$24,026	$8,681	$308,843	$134,402,892	$5,683,585

ACCUMULATION UNITS OUTSTANDING	328,868	2,367	873	29,742	12,320,567	294,008

UNIT VALUE (ACCUMULATION)	$18.15	$10.15	$9.94	$10.38	$10.91	$19.13

(1) Cost of investments:	$5,907,832	$23,641	$8,268	$311,260	$134,040,408	$5,320,864
Shares of investments:	308,350	2,632	5,229	24,036	10,591,825	303,890

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND

ASSETS:
Investments at fair value (1)	$3,812,244	$11,305,539	$3,718,063	$11,527,921	$2,195,864	$2,861,289
Investment income due and accrued
Receivable for investments sold	2,475			21,981
Purchase payments receivable		20,512		10
Due from Great West Life & Annuity Insurance Company	5,289	1,853	10,289	12,615	654	955

Total assets	3,820,008	11,327,904	3,728,352	11,562,527	2,196,518	2,862,244

LIABILITIES:
Payable for investments purchased		20,512
Redemptions payable	2,475			21,991
Due to Great West Life & Annuity Insurance Company	267	683	230	684	131	176

Total liabilities	2,742	21,195	230	22,675	131	176

NET ASSETS	$3,817,266	$11,306,709	$3,728,122	$11,539,852	$2,196,387	$2,862,068

NET ASSETS REPRESENTED BY:
Accumulation units	$3,762,300	$11,164,714	$3,701,594	$11,481,716	$2,192,948	$2,839,724
Contracts in payout phase	54,966	141,995	26,528	58,136	3,439	22,344

NET ASSETS	$3,817,266	$11,306,709	$3,728,122	$11,539,852	$2,196,387	$2,862,068

ACCUMULATION UNITS OUTSTANDING	120,815	526,553	184,790	902,694	109,491	149,023

UNIT VALUE (ACCUMULATION)	$31.14	$21.20	$20.03	$12.72	$20.03	$19.06

(1) Cost of investments:	$2,874,276	$11,809,542	$3,549,276	$11,987,957	$2,359,478	$2,980,769
Shares of investments:	110,244	537,080	688,530	350,499	170,619	155,674

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$2,392,411	$284,005	$12,998,530	$71,810,822	$20,501,018	$49,205,551
Investment income due and accrued
Receivable for investments sold				45,282
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	1,334		3,645	95,410	70,040	18,736

Total assets	2,393,745	284,005	13,002,175	71,951,514	20,571,058	49,224,287

LIABILITIES:
Payable for investments purchased
Redemptions payable				45,282
Due to Great West Life & Annuity Insurance Company	152	13	695	4,263	1,157	2,942

Total liabilities	152	14	695	49,545	1,157	2,942

NET ASSETS	$2,393,593	$283,991	$13,001,480	$71,901,969	$20,569,901	$49,221,345

NET ASSETS REPRESENTED BY:
Accumulation units	$2,386,753	$283,991	$12,985,731	$70,580,291	$20,203,638	$48,743,305
Contracts in payout phase	6,840		15,749	1,321,678	366,263	478,040

NET ASSETS	$2,393,593	$283,991	$13,001,480	$71,901,969	$20,569,901	$49,221,345

ACCUMULATION UNITS OUTSTANDING	367,402	31,409	843,851	4,738,829	1,322,069	3,224,871

UNIT VALUE (ACCUMULATION)	$6.50	$9.04	$15.39	$14.89	$15.28	$15.11

(1) Cost of investments:	$2,320,954	$283,289	$12,307,107	$69,492,323	$21,002,262	$50,936,482
Shares of investments:	133,729	18,562	428,711	2,251,829	1,764,287	3,895,926

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$7,244,165	$143,899	$1,595,494	$6,622,652	$3,231,379	$1,475,935
Investment income due and accrued
Receivable for investments sold			11,300
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	20,204			18,175	8,671	10,013

Total assets	7,264,369	143,899	1,606,794	6,640,827	3,240,050	1,485,948

LIABILITIES:
Payable for investments purchased
Redemptions payable			11,300
Due to Great West Life & Annuity Insurance Company	483	6	91	466	225	103

Total liabilities	483	6	11,391	466	225	103

NET ASSETS	$7,263,886	$143,893	$1,595,403	$6,640,361	$3,239,825	$1,485,845

NET ASSETS REPRESENTED BY:
Accumulation units	$7,189,568	$143,893	$1,595,403	$6,571,094	$3,198,278	$1,437,455
Contracts in payout phase	74,318			69,267	41,547	48,390

NET ASSETS	$7,263,886	$143,893	$1,595,403	$6,640,361	$3,239,825	$1,485,845

ACCUMULATION UNITS OUTSTANDING	355,630	11,269	122,109	220,869	157,502	186,303

UNIT VALUE (ACCUMULATION)	$20.22	$12.77	$13.07	$29.75	$20.31	$7.72

(1) Cost of investments:	$5,217,263	$132,391	$1,590,621	$5,856,061	$5,150,711	$2,070,831
Shares of investments:	178,296	17,192	187,926	228,920	130,350	61,832

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,050,869	$13,998,008	$18,464,851	$27,513,434	$6,072,550	$870,291
Investment income due and accrued
Receivable for investments sold		253		10,418
Purchase payments receivable		10	15	15
Due from Great West Life & Annuity Insurance Company	3,484	15,906	51,640	9,077		3,713

Total assets	2,054,353	14,014,177	18,516,506	27,532,944	6,072,550	874,004

LIABILITIES:
Payable for investments purchased			15
Redemptions payable		263		10,433
Due to Great West Life & Annuity Insurance Company	115	828	1,159	1,586	17,659	48

Total liabilities	115	1,091	1,174	12,019	17,659	48

NET ASSETS	$2,054,238	$14,013,086	$18,515,332	$27,520,925	$6,054,891	$873,956

NET ASSETS REPRESENTED BY:
Accumulation units	$2,032,226	$13,856,393	$18,131,140	$27,395,246	$6,029,375	$846,692
Contracts in payout phase	22,012	156,693	384,192	125,679	25,516	27,264

NET ASSETS	$2,054,238	$14,013,086	$18,515,332	$27,520,925	$6,054,891	$873,956

ACCUMULATION UNITS OUTSTANDING	91,701	994,293	599,740	1,514,842	444,431	53,979

UNIT VALUE (ACCUMULATION)	$22.16	$13.94	$30.23	$18.08	$13.57	$15.69

(1) Cost of investments:	$1,828,957	$14,819,318	$18,313,788	$26,371,253	$6,510,498	$881,753
Shares of investments:	91,190	745,765	459,645	1,237,671	230,283	45,351

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

ASSETS:
Investments at fair value (1)	$695,653	$19,982,988	$24,965,233	$12,850,052	$1,298,009	$949,431
Investment income due and accrued
Receivable for investments sold			8,161		1,539
Purchase payments receivable		13,858	1,320	1,333
Due from Great West Life & Annuity Insurance Company		51,647	49,451	23

Total assets	695,653	20,048,493	25,024,165	12,851,408	1,299,548	949,431

LIABILITIES:
Payable for investments purchased		13,858		950
Redemptions payable			9,481	383	1,539
Due to Great West Life & Annuity Insurance Company	28	1,204	1,513	706	74	48

Total liabilities	28	15,062	10,994	2,039	1,613	48

NET ASSETS	$695,625	$20,033,431	$25,013,171	$12,849,369	$1,297,935	$949,383

NET ASSETS REPRESENTED BY:
Accumulation units	$695,625	$19,833,023	$24,687,908	$12,816,289	$1,297,935	$949,383
Contracts in payout phase		200,408	325,263	33,080

NET ASSETS	$695,625	$20,033,431	$25,013,171	$12,849,369	$1,297,935	$949,383

ACCUMULATION UNITS OUTSTANDING	65,879	698,295	1,025,899	771,240	107,581	151,617

UNIT VALUE (ACCUMULATION)	$10.56	$28.40	$24.06	$16.62	$12.06	$6.26

(1) Cost of investments:	$662,901	$19,195,408	$25,132,847	$14,068,484	$1,187,374	$920,659
Shares of investments:	30,700	830,893	712,885	6,177,910	53,904	120,639

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$30,765,237	$73,536,859	$873,786	$100,337,893	$140,732	$3,026,457
Investment income due and accrued	141,813	95,183	1,400	172,743
Receivable for investments sold	2,692
Purchase payments receivable	125	10,758		22,230
Due from Great West Life & Annuity Insurance Company	40,982	145,872		110,140		3,965

Total assets	30,950,849	73,788,672	875,186	100,643,006	140,732	3,030,422

LIABILITIES:
Payable for investments purchased		10,278		19,310
Redemptions payable	2,817	480		2,920
Due to Great West Life & Annuity Insurance Company	1,856	4,364	39	5,838	8	198

Total liabilities	4,673	15,122	39	28,068	8	198

NET ASSETS	$30,946,176	$73,773,550	$875,147	$100,614,938	$140,724	$3,030,224

NET ASSETS REPRESENTED BY:
Accumulation units	$30,644,913	$72,559,985	$875,147	$99,414,344	$140,724	$2,967,320
Contracts in payout phase	301,263	1,213,565		1,200,594		62,904

NET ASSETS	$30,946,176	$73,773,550	$875,147	$100,614,938	$140,724	$3,030,224

ACCUMULATION UNITS OUTSTANDING	1,414,156	5,614,122	89,267	6,631,862	25,643	137,371

UNIT VALUE (ACCUMULATION)	$21.67	$12.92	$9.80	$14.99	$5.49	$21.60

(1) Cost of investments:	$30,836,388	$75,671,483	$896,566	$105,443,820	$217,269	$3,618,653
Shares of investments:	3,969,708	7,181,334	71,213	9,430,253	8,846	170,793

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND

ASSETS:
Investments at fair value (1)	$1,936,719	$4,681,834	$1,434,786	$952,021	$12,071,386	$11,989,654
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	10
Due from Great West Life & Annuity Insurance Company	3,924	9,638	1,456	1,049	1,404	28,735

Total assets	1,940,653	4,691,472	1,436,242	953,070	12,072,790	12,018,389

LIABILITIES:
Payable for investments purchased	10
Redemptions payable
Due to Great West Life & Annuity Insurance Company	121	318	93	53	737	736

Total liabilities	131	318	93	53	737	736

NET ASSETS	$1,940,522	$4,691,154	$1,436,149	$953,017	$12,072,053	$12,017,653

NET ASSETS REPRESENTED BY:
Accumulation units	$1,923,714	$4,678,719	$1,428,611	$951,968	$12,026,481	$11,891,201
Contracts in payout phase	16,808	12,435	7,538	1,049	45,572	126,452

NET ASSETS	$1,940,522	$4,691,154	$1,436,149	$953,017	$12,072,053	$12,017,653

ACCUMULATION UNITS OUTSTANDING	112,976	206,619	67,425	94,184	1,134,398	641,409

UNIT VALUE (ACCUMULATION)	$17.03	$22.64	$21.19	$10.11	$10.60	$18.54

(1) Cost of investments:	$1,947,480	$5,106,517	$1,125,902	$1,283,684	$12,420,610	$10,868,080
Shares of investments:	95,499	198,720	35,218	36,337	1,262,697	508,252

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND

ASSETS:
Investments at fair value (1)	$150,003	$5,828,055	$679,118	$271,433	$428,345	$736,959
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company

Total assets	150,003	5,828,055	679,118	271,433	428,345	736,959

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	8	141,563	32	15	20	42

Total liabilities	8	141,563	32	15	20	42

NET ASSETS	$149,995	$5,686,492	$679,086	$271,418	$428,325	$736,917

NET ASSETS REPRESENTED BY:
Accumulation units	$149,995	$5,524,289	$679,086	$271,418	$428,325	$736,917
Contracts in payout phase		162,203

NET ASSETS	$149,995	$5,686,492	$679,086	$271,418	$428,325	$736,917

ACCUMULATION UNITS OUTSTANDING	14,136	325,894	69,291	27,239	47,692	61,676

UNIT VALUE (ACCUMULATION)	$10.61	$16.95	$9.80	$9.96	$8.98	$11.95

(1) Cost of investments:	$145,273	$7,163,655	$694,527	$265,842	$428,294	$706,615
Shares of investments:	9,064	371,687	61,682	21,767	44,900	41,148

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO

ASSETS:
Investments at fair value (1)	$17,680	$3,928,733	$93,238,721	$26,228,682	$267,475,987	$182,107
Investment income due and accrued			2,924
Receivable for investments sold				1,969	4,658
Purchase payments receivable			50,040	125	6,346
Due from Great West Life & Annuity Insurance Company		4,124	140,503	74,421	450,234

Total assets	17,680	3,932,857	93,432,188	26,305,197	267,937,225	182,107

LIABILITIES:
Payable for investments purchased			44,854
Redemptions payable			5,186	2,094	11,004
Due to Great West Life & Annuity Insurance Company	1	241	5,524	1,619	15,994	7

Total liabilities	1	241	55,564	3,713	26,998	7

NET ASSETS	$17,679	$3,932,616	$93,376,624	$26,301,484	$267,910,227	$182,100

NET ASSETS REPRESENTED BY:
Accumulation units	$17,679	$3,889,349	$91,446,646	$25,729,491	$263,845,467	$182,100
Contracts in payout phase		43,267	1,929,978	571,993	4,064,760

NET ASSETS	$17,679	$3,932,616	$93,376,624	$26,301,484	$267,910,227	$182,100

ACCUMULATION UNITS OUTSTANDING	1,493	166,099	8,256,263	1,121,021	12,395,768	17,855

UNIT VALUE (ACCUMULATION)	$11.84	$23.42	$11.08	$22.95	$21.29	$10.20

(1) Cost of investments:	$13,887	$5,270,050	$93,238,721	$23,097,993	$199,293,245	$183,801
Shares of investments:	1,109	479,114	93,238,721	1,366,789	8,102,878	15,618

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,560,417	$57,735	$10,348,731	$8,841,142	$4,376,660	$272,279
Investment income due and accrued
Receivable for investments sold					11,900
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company			1,468	5,813	1,152

Total assets	2,560,417	57,735	10,350,199	8,846,955	4,389,712	272,279

LIABILITIES:
Payable for investments purchased
Redemptions payable					11,900
Due to Great West Life & Annuity Insurance Company	120	3	594	519	267	12

Total liabilities	120	3	594	519	12,167	12

NET ASSETS	$2,560,297	$57,732	$10,349,605	$8,846,436	$4,377,545	$272,267

NET ASSETS REPRESENTED BY:
Accumulation units	$2,560,297	$57,732	$10,303,563	$8,829,376	$4,376,393	$272,267
Contracts in payout phase			46,042	17,060	1,152

NET ASSETS	$2,560,297	$57,732	$10,349,605	$8,846,436	$4,377,545	$272,267

ACCUMULATION UNITS OUTSTANDING	247,545	5,502	902,281	362,904	183,148	22,235

UNIT VALUE (ACCUMULATION)	$10.34	$10.49	$11.42	$24.33	$23.90	$12.24

(1) Cost of investments:	$2,556,346	$55,940	$11,056,404	$9,993,516	$4,646,950	$324,451
Shares of investments:	206,819	4,354	1,117,574	569,661	322,287	7,860

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST FOCUSED FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,760,753	$7,219,765	$6,519,590	$1,893,064	$3,553,511	$7,911,863
Investment income due and accrued
Receivable for investments sold			3,022	489		97,624
Purchase payments receivable		12,313	880
Due from Great West Life & Annuity Insurance Company	863	3,239	2,209	2,959	4,307	7,638

Total assets	1,761,616	7,235,317	6,525,701	1,896,512	3,557,818	8,017,125

LIABILITIES:
Payable for investments purchased		12,313
Redemptions payable			3,902	489		97,624
Due to Great West Life & Annuity Insurance Company	105	413	355	111	201	550

Total liabilities	105	12,726	4,257	600	201	98,174

NET ASSETS	$1,761,511	$7,222,591	$6,521,444	$1,895,912	$3,557,617	$7,918,951

NET ASSETS REPRESENTED BY:
Accumulation units	$1,741,316	$7,208,494	$6,477,762	$1,878,170	$3,540,237	$7,756,673
Contracts in payout phase	20,195	14,097	43,682	17,742	17,380	162,278

NET ASSETS	$1,761,511	$7,222,591	$6,521,444	$1,895,912	$3,557,617	$7,918,951

ACCUMULATION UNITS OUTSTANDING	140,761	647,723	666,626	172,749	139,809	156,997

UNIT VALUE (ACCUMULATION)	$12.37	$11.13	$9.72	$10.87	$25.32	$49.41

(1) Cost of investments:	$2,094,128	$8,057,514	$6,784,858	$1,490,609	$3,738,816	$7,108,206
Shares of investments:	52,749	530,475	401,206	115,360	212,785	369,886

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$3,353,682	$5,642,591	$2,589,702	$1,878,439	$3,164,140	$2,550,953
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		1,111
Due from Great West Life & Annuity Insurance Company	180	4,553

Total assets	3,353,862	5,648,255	2,589,702	1,878,439	3,164,140	2,550,953

LIABILITIES:
Payable for investments purchased		1,111
Redemptions payable
Due to Great West Life & Annuity Insurance Company	192	340	121	89	152	113

Total liabilities	192	1,451	121	89	152	113

NET ASSETS	$3,353,670	$5,646,804	$2,589,581	$1,878,350	$3,163,988	$2,550,840

NET ASSETS REPRESENTED BY:
Accumulation units	$3,347,816	$5,595,452	$2,589,581	$1,878,350	$3,163,988	$2,550,840
Contracts in payout phase	5,854	51,352

NET ASSETS	$3,353,670	$5,646,804	$2,589,581	$1,878,350	$3,163,988	$2,550,840

ACCUMULATION UNITS OUTSTANDING	308,104	533,502	209,128	166,428	270,201	207,717

UNIT VALUE (ACCUMULATION)	$10.87	$10.49	$12.38	$11.29	$11.71	$12.28

(1) Cost of investments:	$2,912,758	$6,488,867	$2,378,374	$1,772,661	$3,085,412	$2,593,364
Shares of investments:	143,750	694,900	91,315	109,786	149,888	189,240

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

ASSETS:
Investments at fair value (1)	$1,207,316	$5,195,743	$630,528	$5,642,634
Investment income due and accrued		1
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company		6,494		72,072

Total assets	1,207,316	5,202,238	630,528	5,714,706

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	58	304	42	345

Total liabilities	58	304	42	345

NET ASSETS	$1,207,258	$5,201,934	$630,486	$5,714,361

NET ASSETS REPRESENTED BY:
Accumulation units	$1,207,258	$5,157,068	$630,486	$5,553,074
Contracts in payout phase		44,866		161,287

NET ASSETS	$1,207,258	$5,201,934	$630,486	$5,714,361

ACCUMULATION UNITS OUTSTANDING	101,076	240,144	59,387	239,235

UNIT VALUE (ACCUMULATION)	$11.94	$21.47	$10.62	$23.21

(1) Cost of investments:	$1,138,946	$5,980,115	$712,524	$5,353,960
Shares of investments:	56,154	200,530	29,492	228,725

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$79,977	$		$		$36,833	$324,176	$34,602

EXPENSES:
Mortality and expense risk	52,004		19,183		69,005	21,843	136,213	41,924

NET INVESTMENT INCOME (LOSS)	27,973		(19,183)		(69,005)	14,990	187,963	(7,322)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	197,945		263,956		(36,819)	36,305	(1,124,153)	(353,619)
Realized gain on distributions	477,732		341,047				928,766	325,102

Net realized gain (loss) on investments	675,677		605,003		(36,819)	36,305	(195,387)	(28,517)

Change in net unrealized appreciation (depreciation) on investments	87,313		(562,868)		(646,837)	(102,694)	1,267,207	1,284,935

Net realized and unrealized gain (loss) on investments	762,990		42,135		(683,656)	(66,389)	1,071,820	1,256,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$790,963		$22,952		$(752,661)	$(51,399)	$1,259,783	$1,249,096

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
							(1)
INVESTMENT INCOME:
Dividends	$15,576	$768	$		$		$446	$281,515

EXPENSES:
Mortality and expense risk	5,406	1,421		173,099		31,109	25	126,453

NET INVESTMENT INCOME (LOSS)	10,170	(653)		(173,099)		(31,109)	421	155,062

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,743	(8,161)		440,722		302,294	1	(180,403)
Realized gain on distributions		3,182		77,658			2	769,237

Net realized gain (loss) on investments	1,743	(4,979)		518,380		302,294	3	588,834

Change in net unrealized appreciation (depreciation) on investments	47,688	3,988		(866,015)		(304,366)	72	324,481

Net realized and unrealized gain (loss) on investments	49,431	(991)		(347,635)		(2,072)	75	913,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,601	$(1,644)		$(520,734)		$(33,181)	$496	$1,068,377

(1) For the period May 4, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS NEW WORLD FUND
						(1)
INVESTMENT INCOME:
Dividends	$132,569	$48,499	$143,785	$429,972	$8,566	$2,344

EXPENSES:
Mortality and expense risk	39,391	34,961	66,091	175,108	3,805	1,083

NET INVESTMENT INCOME (LOSS)	93,178	13,538	77,694	254,864	4,761	1,261

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	262,756	35,177	217,373	2,020,435	(5,066)	96
Realized gain on distributions	98,484		391,790		57,583

Net realized gain (loss) on investments	361,240	35,177	609,163	2,020,435	52,517	96

Change in net unrealized appreciation (depreciation) on investments	256,642	(360,636)	1,115,628	2,032,217	(35,621)	10,212

Net realized and unrealized gain (loss) on investments	617,882	(325,459)	1,724,791	4,052,652	16,896	10,308

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$711,060	$(311,921)	$1,802,485	$4,307,516	$21,657	$11,569

  (1) For the period May 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	BLACKROCK GLOBAL ALLOCATION VI FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
		(1)	(2)	(3)	(4)
INVESTMENT INCOME:
Dividends	$62,690	$499	$	$	$	$

EXPENSES:
Mortality and expense risk	29,909	152	2,492	7,395	3,840		58,685

NET INVESTMENT INCOME (LOSS)	32,781	347	(2,492)	(7,395)	(3,840)		(58,685)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(125,919)	9	353	6,127	(713,674)		(1,063,350)
Realized gain on distributions		1,549	25,732		355,439		2,569,075

Net realized gain (loss) on investments	(125,919)	1,558	26,085	6,127	(358,235)		1,505,725

Change in net unrealized appreciation (depreciation) on investments	251,136	5,635	93,282	76,575	237,081		(256,335)

Net realized and unrealized gain (loss) on investments	125,217	7,193	119,367	82,702	(121,154)		1,249,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,998	$7,540	$116,875	$75,307	$(124,994)		$1,190,705

(1) For the period June 17, 2016 to December 31, 2016.

(2) For the period February 26, 2016 to December 31, 2016.

(3) For the period May 2, 2016 to December 31, 2016.

(4) For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP

INVESTMENT INCOME:
Dividends	$5,743	$14,319	$184,056	$18,678	$166,031	$138,591

EXPENSES:
Mortality and expense risk	11,764	9,300	135,790	57,532	141,887	71,988

NET INVESTMENT INCOME (LOSS)	(6,021)	5,019	48,266	(38,854)	24,144	66,603

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(35,317)	(67,241)	690,652	(240,940)	1,035,026	740,107
Realized gain on distributions	146,114	28,486	1,696,017	1,034,485	1,760,228	881,058

Net realized gain (loss) on investments	110,797	(38,755)	2,386,669	793,545	2,795,254	1,621,165

Change in net unrealized appreciation (depreciation) on investments	416,362	172,171	2,755,917	(166,860)	(2,354,507)	(786,706)

Net realized and unrealized gain (loss) on investments	527,159	133,416	5,142,586	626,685	440,747	834,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$521,138	$138,435	$5,190,852	$587,831	$464,891	$901,062

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP		DEUTSCHE SMALL MID CAP VALUE VIP	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,136	$89,945	$189,657	$		$31,756	$13,115

EXPENSES:
Mortality and expense risk	3,583	59,438	129,668		7,616	36,259	4,674

NET INVESTMENT INCOME (LOSS)	(1,447)	30,507	59,989		(7,616)	(4,503)	8,441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(28,266)	168,855	336,819		58,554	248,485	(982)
Realized gain on distributions	65,891	444,677	1,316,787		193,988	560,164	46,562

Net realized gain (loss) on investments	37,625	613,532	1,653,606		252,542	808,649	45,580

Change in net unrealized appreciation (depreciation) on investments	(14,576)	(1,221,099)	1,648,983		(155,790)	(51,944)	214,177

Net realized and unrealized gain (loss) on investments	23,049	(607,567)	3,302,589		96,752	756,705	259,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,602	$(577,060)	$3,362,578		$89,136	$752,202	$268,198

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II

INVESTMENT INCOME:
Dividends	$22,781	$147,213	$48,100	$		$950,866	$34,852

EXPENSES:
Mortality and expense risk	15,422	68,759	29,204		3,839	301,940	16,254

NET INVESTMENT INCOME (LOSS)	7,359	78,454	18,896		(3,839)	648,926	18,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	202,124	(8,986)	58,327		43,957	(241,918)	(85,995)
Realized gain on distributions	151,242	1,413,655	441,156		44,258

Net realized gain (loss) on investments	353,366	1,404,669	499,483		88,215	(241,918)	(85,995)

Change in net unrealized appreciation (depreciation) on investments	(68,359)	(847,333)	(164,205)		(9,721)	(93,758)	(32,180)

Net realized and unrealized gain (loss) on investments	285,007	557,336	335,278		78,494	(335,676)	(118,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$292,366	$635,790	$354,174		$74,655	$313,250	$(99,577)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND
			(1)	(2)	(1)
INVESTMENT INCOME:
Dividends	$ 30,006	$34,574	$94	$51	$2,836	$2,296,496

EXPENSES:
Mortality and expense risk	5,250	31,116	101	12	659	725,454

NET INVESTMENT INCOME (LOSS)	24,756	3,458	(7)	39	2,177	1,571,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,850	(361,797)	1		12	(235,522)
Realized gain on distributions		635,368		55	1,592	2,518,467

Net realized gain (loss) on investments	1,850	273,571	1	55	1,604	2,282,945

Change in net unrealized appreciation (depreciation) on investments	12,038	908,856	386	413	(2,399)	4,949,818

Net realized and unrealized gain (loss) on investments	13,888	1,182,427	387	468	(795)	7,232,763

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 38,644	$1,185,885	$380	$507	$1,382	$8,803,805

	(1) For the period May 16, 2016 to December 31, 2016.
	(2) For the period October 17, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND

INVESTMENT INCOME:
Dividends	$81,248	$29,609	$110,859	$163,514	$162,476	$1,657

EXPENSES:
Mortality and expense risk	38,759	33,174	72,649	28,926	86,219	15,969

NET INVESTMENT INCOME (LOSS)	42,489	(3,565)	38,210	134,588	76,257	(14,312)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	159,131	171,087	112,117	(43,214)	254,590	(10,375)
Realized gain on distributions	405,396	265,397	916,157			141,301

Net realized gain (loss) on investments	564,527	436,484	1,028,274	(43,214)	254,590	130,926

Change in net unrealized appreciation (depreciation) on investments	204,389	(88,440)	650,561	268,058	(474,957)	142,287

Net realized and unrealized gain (loss) on investments	768,916	348,044	1,678,835	224,844	(220,367)	273,213

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$811,405	$344,479	$1,717,045	$359,432	$(144,110)	$258,901

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$		$		$3,042	$284,594	$1,365,614	$570,987

EXPENSES:
Mortality and expense risk		16,271		18,489	1,207	82,189	507,821	138,061

NET INVESTMENT INCOME (LOSS)		(16,271)		(18,489)	1,835	202,405	857,793	432,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(381,798)		(87,271)	(1,341)	(45,465)	753,615	48,372
Realized gain on distributions		148,930		108,368	2,456	186,511	975,545

Net realized gain (loss) on investments		(232,868)		21,097	1,115	141,046	1,729,160	48,372

Change in net unrealized appreciation (depreciation) on investments		501,680		(93,280)	600	154,426	(87,786)	(200,601)

Net realized and unrealized gain (loss) on investments		268,812		(72,183)	1,715	295,472	1,641,374	(152,229)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$252,541		$(90,672)	$3,550	$497,877	$2,499,167	$280,697

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$1,223,592	$82,854	$301	$634	$37,383	$158,949

EXPENSES:
Mortality and expense risk	367,716	61,720	834	7,167	58,663	28,886

NET INVESTMENT INCOME (LOSS)	855,876	21,134	(533)	(6,533)	(21,280)	130,063

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(339,170)	393,234	(22,902)	43,580	126,607	(503,257)
Realized gain on distributions			5,394	24,512	431,271	106,213

Net realized gain (loss) on investments	(339,170)	393,234	(17,508)	68,092	557,878	(397,044)

Change in net unrealized appreciation (depreciation) on investments	223,177	(318,495)	23,587	8,193	(574,823)	(37,524)

Net realized and unrealized gain (loss) on investments	(115,993)	74,739	6,079	76,285	(16,945)	(434,568)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$739,883	$95,873	$5,546	$69,752	$(38,225)	$(304,505)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES

INVESTMENT INCOME:
Dividends	$74,958	$9,460	$142,130	$93,212	$314,813	$293,812

EXPENSES:
Mortality and expense risk	13,358	11,739	92,988	143,570	190,922	53,826

NET INVESTMENT INCOME (LOSS)	61,600	(2,279)	49,142	(50,358)	123,891	239,986

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(225,366)	21,296	(877,026)	539,364	1,099,097	(883,474)
Realized gain on distributions	52,202	147,850		1,310,152	636,514	186,607

Net realized gain (loss) on investments	(173,164)	169,146	(877,026)	1,849,516	1,735,611	(696,867)

Change in net unrealized appreciation (depreciation) on investments	(24,148)	175,885	3,045,410	(944,141)	(1,036,598)	1,082,757

Net realized and unrealized gain (loss) on investments	(197,312)	345,031	2,168,384	905,375	699,013	385,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(135,712)	$342,752	$2,217,526	$855,017	$822,904	$625,876

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

INVESTMENT INCOME:
Dividends	$1,730	$3,209	$195,066	$273,383	$151,963	$5,844

EXPENSES:
Mortality and expense risk	5,091	2,466	116,852	189,995	92,001	9,256

NET INVESTMENT INCOME (LOSS)	(3,361)	743	78,214	83,388	59,962	(3,412)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	28,132	63	677,332	1,133,742	351,544	(109,048)
Realized gain on distributions	47,179	23,607	1,501,176	1,732,867	323,270	43,325

Net realized gain (loss) on investments	75,311	23,670	2,178,508	2,866,609	674,814	(65,723)

Change in net unrealized appreciation (depreciation) on investments	33,915	33,091	674,734	(3,409,576)	(1,118,359)	282,519

Net realized and unrealized gain (loss) on investments	109,226	56,761	2,853,242	(542,967)	(443,545)	216,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,865	$57,504	$2,931,456	$(459,579)	$(383,583)	$213,384

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$8,035	$1,552,599	$1,081,317	$17,114	$2,178,376	$314

EXPENSES:
Mortality and expense risk	3,909	214,632	526,268	4,461	747,926	1,079

NET INVESTMENT INCOME (LOSS)	4,126	1,337,967	555,049	12,653	1,430,450	(765)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(47,500)	(653,582)	(259,470)	(13,373)	(875,076)	(22,945)
Realized gain on distributions

Net realized gain (loss) on investments	(47,500)	(653,582)	(259,470)	(13,373)	(875,076)	(22,945)

Change in net unrealized appreciation (depreciation) on investments	129,962	2,542,964	184,226	34,904	1,481,433	32,603

Net realized and unrealized gain (loss) on investments	82,462	1,889,382	(75,244)	21,531	606,357	9,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,588	$3,227,349	$479,805	$34,184	$2,036,807	$8,893

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

INVESTMENT INCOME:
Dividends	$38,905	$8,660	$		$		$		$260,676

EXPENSES:
Mortality and expense risk	23,267	14,028		37,381		12,075		6,115	98,001

NET INVESTMENT INCOME (LOSS)	15,638	(5,368)		(37,381)		(12,075)		(6,115)	162,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	30,411	(218,732)		(167,814)		108,499		(57,172)	(156,673)
Realized gain on distributions	502,060	115,727		595,485

Net realized gain (loss) on investments	532,471	(103,005)		427,671		108,499		(57,172)	(156,673)

Change in net unrealized appreciation (depreciation) on investments	(298,656)	332,898		(281,672)		(59,954)		264,548	(71,868)

Net realized and unrealized gain (loss) on investments	233,815	229,893		145,999		48,545		207,376	(228,541)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$249,453	$224,525		$108,618		$36,470		$201,261	$(65,866)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL VALUE FUND
		(1)				(2)
INVESTMENT INCOME:
Dividends	$203,985	$	$		$13,896	$	$6,357

EXPENSES:
Mortality and expense risk	84,140	260		57,609	2,521	992	1,805

NET INVESTMENT INCOME (LOSS)	119,845	(260)		(57,609)	11,375	(992)	4,552

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	737,379	(1)		(327,539)	(930)	19	(235)
Realized gain on distributions	192,045			929,628

Net realized gain (loss) on investments	929,424	(1)		602,089	(930)	19	(235)

Change in net unrealized appreciation (depreciation) on investments	251,271	4,730		(1,864,411)	(9,746)	5,591	5,658

Net realized and unrealized gain (loss) on investments	1,180,695	4,729		(1,262,322)	(10,676)	5,610	5,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,300,540	$4,469		$(1,319,931)	$699	$4,618	$9,975

(1)	For the period September 7, 2016 to December 31, 2016.
(2)	For the period May 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PUTNAM VT INVESTORS FUND	PUTNAM VT SMALL CAP VALUE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
		(1)
INVESTMENT INCOME:
Dividends	$11,553	$203	$59,083	$11,700	$444,184	$4,353,754

EXPENSES:
Mortality and expense risk	5,172	89	28,517	720,687	198,378	1,777,177

NET INVESTMENT INCOME (LOSS)	6,381	114	30,566	(708,987)	245,806	2,576,577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(4,898)	30	(390,571)		2,028,656	11,372,064
Realized gain on distributions	26,310	1,396	646,842		819,758

Net realized gain (loss) on investments	21,412	1,426	256,271	0	2,848,414	11,372,064

Change in net unrealized appreciation (depreciation) on investments	52,937	3,793	382,666		(1,022,676)	11,970,151

Net realized and unrealized gain (loss) on investments	74,349	5,219	638,937	0	1,825,738	23,342,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,730	$5,333	$669,503	$(708,987)	$2,071,544	$25,918,792

(1)	For the period January 20, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
	(1)	(2)	(3)
INVESTMENT INCOME:
Dividends	$	$4,201	$	$214,745	$141,619	$2,738

EXPENSES:
Mortality and expense risk	282	5,025	130	83,782	59,909	25,686

NET INVESTMENT INCOME (LOSS)	(282)	(824)	(130)	130,963	81,710	(22,948)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(239)	97	7	(234,949)	(48,590)	(253,459)
Realized gain on distributions		283			728,248	297,694

Net realized gain (loss) on investments	(239)	380	7	(234,949)	679,658	44,235

Change in net unrealized appreciation (depreciation) on investments	(1,694)	4,071	1,795	142,876	88,075	624,514

Net realized and unrealized gain (loss) on investments	(1,933)	4,451	1,802	(92,073)	767,733	668,749

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,215)	$3,627	$1,672	$38,890	$849,443	$645,801

(1) For the period July 6, 2016 to December 31, 2016.

(2) For the period June 15, 2016 to December 31, 2016.

(3) For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST FOCUSED FUND

INVESTMENT INCOME:
Dividends	$		$		$128,772	$		$15,512	$

EXPENSES:
Mortality and expense risk		1,327		22,335	46,015		44,411	14,057		22,206

NET INVESTMENT INCOME (LOSS)		(1,327)		(22,335)	82,757		(44,411)	1,455		(22,206)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(42,601)		(389,475)	(227,951)		(377,738)	150,456		120,173
Realized gain on distributions		1,990		13,396	115,339		5,693			639,176

Net realized gain (loss) on investments		(40,611)		(376,079)	(112,612)		(372,045)	150,456		759,349

Change in net unrealized appreciation (depreciation) on investments		(14,450)		(97,686)	426,382		545,247	9,930		(359,464)

Net realized and unrealized gain (loss) on investments		(55,061)		(473,765)	313,770		173,202	160,386		399,885

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(56,388)		$(496,100)	$396,527		$128,791	$161,841		$377,679

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO

INVESTMENT INCOME:
Dividends	$119,362	$11,633	$		$21,862	$25,815	$22,963

EXPENSES:
Mortality and expense risk	72,471	20,979		46,675	11,785	7,472	13,333

NET INVESTMENT INCOME (LOSS)	46,891	(9,346)		(46,675)	10,077	18,343	9,630

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	672,216	(1,124,535)		(921,464)	(5,962)	(13,678)	(12,171)
Realized gain on distributions					47,987	52,807	114,187

Net realized gain (loss) on investments	672,216	(1,124,535)		(921,464)	42,025	39,129	102,016

Change in net unrealized appreciation (depreciation) on investments	(221,500)	2,127,822		1,343,851	207,854	135,270	152,002

Net realized and unrealized gain (loss) on investments	450,716	1,003,287		422,387	249,879	174,399	254,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$497,607	$993,941		$375,712	$259,956	$192,742	$263,648

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
								(1)
INVESTMENT INCOME:
Dividends	$41,122	$2,371	$		$		$108,260	$2,580

EXPENSES:
Mortality and expense risk	10,931	5,434		40,131		5,489	40,513	4,331

NET INVESTMENT INCOME (LOSS)	30,191	(3,063)		(40,131)		(5,489)	67,747	(1,751)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,287)	(10,700)		(308,000)		(55,967)	310,731	203,589
Realized gain on distributions	109,110	60,203		411,557		37,436	537,484

Net realized gain (loss) on investments	103,823	49,503		103,557		(18,531)	848,215	203,589

Change in net unrealized appreciation (depreciation) on investments	(40,153)	107,075		274,809		15,934	(337,245)	(95,876)

Net realized and unrealized gain (loss) on investments	63,670	156,578		378,366		(2,597)	510,970	107,713

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,861	$153,515		$338,235		$(8,086)	$578,717	$105,962

(1) For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,973	$49,739	$(19,183)	$(14,915)	$(69,005)	$(50,975)
Net realized gain (loss) on investments	675,677	300,462	605,003	666,968	(36,819)	575,313
Change in net unrealized appreciation (depreciation) on investments	87,313	(292,484)	(562,868)	(512,878)	(646,837)	(768,198)

Increase (decrease) in net assets resulting from operations	790,963	57,717	22,952	139,175	(752,661)	(243,860)

CONTRACT TRANSACTIONS:
Purchase payments received	136,384	322,694	113,481	233,556	226,938	90,315
Transfers for contract benefits and terminations	(620,505)	(384,153)	(120,827)	(60,031)	(448,915)	(697,265)
Net transfers	964,321	(62,279)	536,071	448,843	(1,039,922)	(2,401,510)
Contract charges	(35)	(38)	(7)		(70)	(143)
Adjustments to net assets allocated to contracts in payout phase	12,921	(3,131)			(513)	3,928

Increase (decrease) in net assets resulting from contract transactions	493,086	(126,907)	528,718	622,368	(1,262,482)	(3,004,675)

Total increase (decrease) in net assets	1,284,049	(69,190)	551,670	761,543	(2,015,143)	(3,248,535)

NET ASSETS:
Beginning of period	6,819,945	6,889,135	2,388,778	1,627,235	10,575,225	13,823,760

End of period	$8,103,994	$6,819,945	$2,940,448	$2,388,778	$8,560,082	$10,575,225

CHANGES IN UNITS OUTSTANDING:
Units issued	89,009	85,765	73,769	85,422	27,883	63,568
Units redeemed	(51,413)	(67,897)	(40,115)	(40,347)	(112,703)	(253,363)

Net increase (decrease)	37,596	17,868	33,654	45,075	(84,820)	(189,795)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,990	$61,996	$187,963	$168,260	$(7,322)	$943
Net realized gain (loss) on investments	36,305	88,522	(195,387)	337,679	(28,517)	888,341
Change in net unrealized appreciation (depreciation) on investments	(102,694)	(68,806)	1,267,207	(596,442)	1,284,935	(1,243,482)

Increase (decrease) in net assets resulting from operations	(51,399)	81,712	1,259,783	(90,503)	1,249,096	(354,198)

CONTRACT TRANSACTIONS:
Purchase payments received			216,421	835,039	130,025	280,294
Transfers for contract benefits and terminations	(340,679)	(166,343)	(1,372,704)	(1,660,197)	(406,927)	(367,775)
Net transfers	(242,836)	(282,681)	(30,706)	(288,630)	411,874	(289,332)
Contract charges	(30)	(30)			(100)	(88)
Adjustments to net assets allocated to contracts in payout phase	1,374	224	182,771	52,780	445	548

Increase (decrease) in net assets resulting from contract transactions	(582,171)	(448,830)	(1,004,218)	(1,061,008)	135,317	(376,353)

Total increase (decrease) in net assets	(633,570)	(367,118)	255,565	(1,151,511)	1,384,413	(730,551)

NET ASSETS:
Beginning of period	3,427,359	3,794,477	18,927,168	20,078,679	5,665,377	6,395,928

End of period	$2,793,789	$3,427,359	$19,182,733	$18,927,168	$7,049,790	$5,665,377

CHANGES IN UNITS OUTSTANDING:
Units issued	188	197	118,556	185,080	98,514	68,259
Units redeemed	(74,394)	(54,195)	(145,107)	(123,984)	(90,213)	(72,087)

Net increase (decrease)	(74,206)	(53,998)	(26,551)	61,096	8,301	(3,828)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,170	$10,658	$(653)	$(103)	$(173,099)	$(207,637)
Net realized gain (loss) on investments	1,743	4,293	(4,979)	17,843	518,380	4,096,664
Change in net unrealized appreciation (depreciation) on investments	47,688	(8,348)	3,988	(13,985)	(866,015)	(3,787,980)

Increase (decrease) in net assets resulting from operations	59,601	6,603	(1,644)	3,755	(520,734)	101,047

CONTRACT TRANSACTIONS:
Purchase payments received			275,677	146,141	318,759	595,053
Transfers for contract benefits and terminations	(12,429)	(24,905)	(744)		(1,227,488)	(1,277,435)
Net transfers	(1)	(12,562)	380	11,757	(2,630,543)	879,316
Contract charges					(1,421)	(1,555)
Adjustments to net assets allocated to contracts in payout phase	2,382	1,802			27,019	9,797

Increase (decrease) in net assets resulting from contract transactions	(10,048)	(35,665)	275,313	157,898	(3,513,674)	205,176

Total increase (decrease) in net assets	49,553	(29,062)	273,669	161,653	(4,034,408)	306,223

NET ASSETS:
Beginning of period	781,923	810,985	161,653	0	25,295,738	24,989,515

End of period	$831,476	$781,923	$435,322	$161,653	$21,261,330	$25,295,738

CHANGES IN UNITS OUTSTANDING:
Units issued	227	239	32,997	16,145	102,955	267,049
Units redeemed	(747)	(2,282)	(5,637)		(243,624)	(226,257)

Net increase (decrease)	(520)	(2,043)	27,360	16,145	(140,669)	40,792

(1) For the period July 6, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
	2016	2015	2016	2016	2015
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(31,109)	$(43,610)	$421	$155,062	$188,614
Net realized gain (loss) on investments	302,294	749,729	3	588,834	2,010,120
Change in net unrealized appreciation (depreciation) on investments	(304,366)	(812,563)	72	324,481	(2,790,035)

Increase (decrease) in net assets resulting from operations	(33,181)	(106,444)	496	1,068,377	(591,301)

CONTRACT TRANSACTIONS:
Purchase payments received	12,393	16,268	5,417	2,164,204	2,389,624
Transfers for contract benefits and terminations	(209,891)	(390,948)		(1,233,904)	(893,938)
Net transfers	(711,041)	(709,264)	2,955	(1,316,899)	86,504
Contract charges	(148)	(155)		(346)	(297)
Adjustments to net assets allocated to contracts in payout phase	15,820	(13,289)		3,511	2,256

Increase (decrease) in net assets resulting from contract transactions	(892,867)	(1,097,388)	8,372	(383,434)	1,584,149

Total increase (decrease) in net assets	(926,048)	(1,203,832)	8,868	684,943	992,848

NET ASSETS:
Beginning of period	4,789,487	5,993,319	0	18,077,118	17,084,270

End of period	$3,863,439	$4,789,487	$8,868	$18,762,061	$18,077,118

CHANGES IN UNITS OUTSTANDING:
Units issued	6,422	31,012	838	302,490	326,136
Units redeemed	(46,711)	(77,780)		(281,621)	(142,539)

Net increase (decrease)	(40,289)	(46,768)	838	20,869	183,597

(1) For the period May 4, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93,178	$72,979	$13,538	$(19,966)	$77,694	$61,414
Net realized gain (loss) on investments	361,240	783,567	35,177	69,179	609,163	873,568
Change in net unrealized appreciation (depreciation) on investments	256,642	(1,181,941)	(360,636)	(64,132)	1,115,628	(1,100,294)

Increase (decrease) in net assets resulting from operations	711,060	(325,395)	(311,921)	(14,919)	1,802,485	(165,312)

CONTRACT TRANSACTIONS:
Purchase payments received	313,512	361,987	498,492	103,894	246,962	384,493
Transfers for contract benefits and terminations	(413,857)	(121,001)	(271,760)	(218,806)	(458,042)	(354,295)
Net transfers	516,134	172,810	(22,515)	389,429	2,395,394	(602,222)
Contract charges			(153)	(188)	(44)	(67)
Adjustments to net assets allocated to contracts in payout phase	5,055	1,201	4,242	477	6,131	(626)

Increase (decrease) in net assets resulting from contract transactions	420,844	414,997	208,306	274,806	2,190,401	(572,717)

Total increase (decrease) in net assets	1,131,904	89,602	(103,615)	259,887	3,992,886	(738,029)

NET ASSETS:
Beginning of period	5,120,353	5,030,751	4,832,280	4,572,393	7,557,721	8,295,750

End of period	$6,252,257	$5,120,353	$4,728,665	$4,832,280	$11,550,607	$7,557,721

CHANGES IN UNITS OUTSTANDING:
Units issued	187,493	95,669	111,321	51,525	207,092	81,660
Units redeemed	(145,152)	(53,468)	(79,917)	(21,431)	(106,827)	(80,366)

Net increase (decrease)	42,341	42,201	31,404	30,094	100,265	1,294

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2016	2015	2016	2015	2016
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$254,864	$347,034	$4,761	$4,112	$1,261
Net realized gain (loss) on investments	2,020,435	3,144,540	52,517	30,122	96
Change in net unrealized appreciation (depreciation) on investments	2,032,217	(4,598,228)	(35,621)	(17,880)	10,212

Increase (decrease) in net assets resulting from operations	4,307,516	(1,106,654)	21,657	16,354	11,569

CONTRACT TRANSACTIONS:
Purchase payments received	457,873	684,388	145,518	411,699	96,898
Transfers for contract benefits and terminations	(1,931,120)	(1,141,111)	(23,088)	(44,714)
Net transfers	3,166,364	(3,382,642)	76,282	30,096	215,547
Contract charges	(196)	(255)
Adjustments to net assets allocated to contracts in payout phase	18,670	2,483

Increase (decrease) in net assets resulting from contract transactions	1,711,591	(3,837,137)	198,712	397,081	312,445

Total increase (decrease) in net assets	6,019,107	(4,943,791)	220,369	413,435	324,014

NET ASSETS:
Beginning of period	22,654,294	27,598,085	534,540	121,105	0

End of period	$28,673,401	$22,654,294	$754,909	$534,540	$324,014

CHANGES IN UNITS OUTSTANDING:
Units issued	349,556	189,858	25,136	41,699	31,314
Units redeemed	(270,416)	(306,864)	(5,071)	(4,401)	(37)

Net increase (decrease)	79,140	(117,006)	20,065	37,298	31,277

(1) For the period May 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
	2016	2015	2016	2016	2016
			(1)	(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,781	$23,539	$347	$(2,492)	$(7,395)
Net realized gain (loss) on investments	(125,919)	163,170	1,558	26,085	6,127
Change in net unrealized appreciation (depreciation) on investments	251,136	(291,648)	5,635	93,282	76,575

Increase (decrease) in net assets resulting from operations	157,998	(104,939)	7,540	116,875	75,307

CONTRACT TRANSACTIONS:
Purchase payments received	278,770	1,558,960	77,158	54,449	14,562
Transfers for contract benefits and terminations	(271,131)	(149,455)			(73,476)
Net transfers	605,261	1,413,733	26,041	540,002	1,522,801
Contract charges					(16)
Adjustments to net assets allocated to contracts in payout phase	(1,053)	(232)

Increase (decrease) in net assets resulting from contract transactions	611,847	2,823,006	103,199	594,451	1,463,871

Total increase (decrease) in net assets	769,845	2,718,067	110,739	711,326	1,539,178

NET ASSETS:
Beginning of period	4,174,535	1,456,468	0	0	0

End of period	$4,944,380	$4,174,535	$110,739	$711,326	$1,539,178

CHANGES IN UNITS OUTSTANDING:
Units issued	132,873	334,568	10,010	70,475	161,781
Units redeemed	(71,088)	(58,403)		(28)	(15,176)

Net increase (decrease)	61,785	276,165	10,010	70,447	146,605

(1) For the period June 17, 2016 to December 31, 2016.
(2) For the period February 26, 2016 to December 31, 2016.
(3) For the period May 2, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2016	2015	2016	2015	2016	2015
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,840)	$(14,408)	$(58,685)	$(56,209)	$(6,021)	$(1,267)
Net realized gain (loss) on investments	(358,235)	426,027	1,505,725	1,715,129	110,797	59,914
Change in net unrealized appreciation (depreciation) on investments	237,081	(391,370)	(256,335)	(1,112,707)	416,362	(138,654)

Increase (decrease) in net assets resulting from operations	(124,994)	20,249	1,190,705	546,213	521,138	(80,007)

CONTRACT TRANSACTIONS:
Purchase payments received	100	56,184	100,770	81,369	44,728	225,857
Transfers for contract benefits and terminations	(19,051)	(75,758)	(579,384)	(386,180)	(142,080)	(43,884)
Net transfers	(1,677,543)	(362,714)	267,707	310,693	1,777,068	(20,498)
Contract charges		(14)	(76)	(83)	(1)
Adjustments to net assets allocated to contracts in payout phase	4,433	(4,433)	11,099	903	481	522

Increase (decrease) in net assets resulting from contract transactions	(1,692,061)	(386,735)	(199,884)	6,702	1,680,196	161,997

Total increase (decrease) in net assets	(1,817,055)	(366,486)	990,821	552,915	2,201,334	81,990

NET ASSETS:
Beginning of period	1,817,055	2,183,541	7,961,355	7,408,440	1,047,366	965,376

End of period	$0	$1,817,055	$8,952,176	$7,961,355	$3,248,700	$1,047,366

CHANGES IN UNITS OUTSTANDING:
Units issued	1,320	21,460	227,170	228,292	97,926	33,718
Units redeemed	(93,310)	(31,066)	(251,151)	(233,680)	(26,363)	(14,868)

Net increase (decrease)	(91,990)	(9,606)	(23,981)	(5,388)	71,563	18,850

(1) For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,019	$(498)	$48,266	$(584)	$(38,854)	$(25,651)
Net realized gain (loss) on investments	(38,755)	(30,367)	2,386,669	3,359,205	793,545	718,886
Change in net unrealized appreciation (depreciation) on investments	172,171	(97,775)	2,755,917	(4,806,324)	(166,860)	(238,249)

Increase (decrease) in net assets resulting from operations	138,435	(128,640)	5,190,852	(1,447,703)	587,831	454,986

CONTRACT TRANSACTIONS:
Purchase payments received	202,315	164,872	89,163	391,466	110,527	132,877
Transfers for contract benefits and terminations	(152,735)	(34,041)	(657,156)	(1,235,547)	(236,878)	(361,077)
Net transfers	292,059	726,698	(531,747)	(1,291,034)	21,894	1,108,463
Contract charges			(139)	(261)	(180)	(166)
Adjustments to net assets allocated to contracts in payout phase			28,014	6,218	6,728	63

Increase (decrease) in net assets resulting from contract transactions	341,639	857,529	(1,071,865)	(2,129,158)	(97,909)	880,160

Total increase (decrease) in net assets	480,074	728,889	4,118,987	(3,576,861)	489,922	1,335,146

NET ASSETS:
Beginning of period	1,095,538	366,649	18,347,859	21,924,720	7,855,395	6,520,249

End of period	$1,575,612	$1,095,538	$22,466,846	$18,347,859	$8,345,317	$7,855,395

CHANGES IN UNITS OUTSTANDING:
Units issued	103,708	119,272	53,344	69,669	96,799	131,757
Units redeemed	(64,999)	(19,178)	(76,106)	(109,491)	(90,804)	(79,176)

Net increase (decrease)	38,709	100,094	(22,762)	(39,822)	5,995	52,581

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DEUTSCHE CAPITAL GROWTH VIP		DEUTSCHE CORE EQUITY VIP		DEUTSCHE GLOBAL SMALL CAP VIP
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,144	$(13,503)	$66,603	$5,495	$(1,447)	$(259)
Net realized gain (loss) on investments	2,795,254	3,199,917	1,621,165	501,359	37,625	17,242
Change in net unrealized appreciation (depreciation) on investments	(2,354,507)	(1,874,018)	(786,706)	(95,218)	(14,576)	(29,287)

Increase (decrease) in net assets resulting from operations	464,891	1,312,396	901,062	411,636	21,602	(12,304)

CONTRACT TRANSACTIONS:
Purchase payments received	176,400	694,475	72,702	308,032	113,890	36,543
Transfers for contract benefits and terminations	(1,421,151)	(928,411)	(753,548)	(344,539)	(72,158)	(10,729)
Net transfers	(2,686,784)	3,376,178	(530,189)	557,009	113,109	315,217
Contract charges	(123)	(131)	(93)	(80)
Adjustments to net assets allocated to contracts in payout phase	6,060	19,065	3,733	3,758

Increase (decrease) in net assets resulting from contract transactions	(3,925,598)	3,161,176	(1,207,395)	524,180	154,841	341,031

Total increase (decrease) in net assets	(3,460,707)	4,473,572	(306,333)	935,816	176,443	328,727

NET ASSETS:
Beginning of period	21,734,448	17,260,876	10,410,200	9,474,384	422,897	94,170

End of period	$18,273,741	$21,734,448	$10,103,867	$10,410,200	$599,340	$422,897

CHANGES IN UNITS OUTSTANDING:
Units issued	167,753	350,070	110,174	142,645	32,263	45,068
Units redeemed	(379,298)	(177,312)	(156,233)	(98,428)	(14,442)	(10,861)

Net increase (decrease)	(211,545)	172,758	(46,059)	44,217	17,821	34,207

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL CAP INDEX VIP		DEUTSCHE SMALL MID CAP GROWTH VIP
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,507	$106,456	$59,989	$55,177	$(7,616)	$(7,069)
Net realized gain (loss) on investments	613,532	1,800,876	1,653,606	2,139,726	252,542	149,999
Change in net unrealized appreciation (depreciation) on investments	(1,221,099)	(2,653,947)	1,648,983	(3,170,446)	(155,790)	(235,047)

Increase (decrease) in net assets resulting from operations	(577,060)	(746,615)	3,362,578	(975,543)	89,136	(92,117)

CONTRACT TRANSACTIONS:
Purchase payments received	56,488	458,977	626,331	783,081	26,170	65,873
Transfers for contract benefits and terminations	(698,572)	(1,217,286)	(1,444,896)	(840,684)	(17,941)	(29,971)
Net transfers	(1,611,495)	(2,587,613)	318,247	132,268	(128,917)	595,652
Contract charges	(68)	(80)	(237)	(277)
Adjustments to net assets allocated to contracts in payout phase	2,705	58	20,463	6,952	2,536	2,169

Increase (decrease) in net assets resulting from contract transactions	(2,250,942)	(3,345,944)	(480,092)	81,340	(118,152)	633,723

Total increase (decrease) in net assets	(2,828,002)	(4,092,559)	2,882,486	(894,203)	(29,016)	541,606

NET ASSETS:
Beginning of period	10,185,266	14,277,825	17,720,149	18,614,352	1,181,880	640,274

End of period	$7,357,264	$10,185,266	$20,602,635	$17,720,149	$1,152,864	$1,181,880

CHANGES IN UNITS OUTSTANDING:
Units issued	78,809	90,789	178,261	169,014	7,500	62,499
Units redeemed	(225,891)	(254,087)	(138,685)	(114,973)	(11,209)	(26,935)

Net increase (decrease)	(147,082)	(163,298)	39,576	54,041	(3,709)	35,564

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL MID CAP VALUE VIP		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DREYFUS IP MIDCAP STOCK PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,503)	$(23,116)	$8,441	$5,861	$7,359	$(3,171)
Net realized gain (loss) on investments	808,649	754,833	45,580	35,403	353,366	423,004
Change in net unrealized appreciation (depreciation) on investments	(51,944)	(864,958)	214,177	(95,164)	(68,359)	(486,250)

Increase (decrease) in net assets resulting from operations	752,202	(133,241)	268,198	(53,900)	292,366	(66,417)

CONTRACT TRANSACTIONS:
Purchase payments received	14,758	149,570	326,629	286,206	58,740	131,213
Transfers for contract benefits and terminations	(446,164)	(443,472)	(4,377)	(539)	(84,957)	(168,525)
Net transfers	(63,479)	(93,436)	142,340	177,705	(10,799)	389,264
Contract charges	(50)	(39)			(13)	(12)
Adjustments to net assets allocated to contracts in payout phase	(1,512)	5			6,421	1,349

Increase (decrease) in net assets resulting from contract transactions	(496,447)	(387,372)	464,592	463,372	(30,608)	353,289

Total increase (decrease) in net assets	255,755	(520,613)	732,790	409,472	261,758	286,872

NET ASSETS:
Beginning of period	5,143,348	5,663,961	658,257	248,785	2,123,393	1,836,521

End of period	$5,399,103	$5,143,348	$1,391,047	$658,257	$2,385,151	$2,123,393

CHANGES IN UNITS OUTSTANDING:
Units issued	56,789	52,040	48,053	63,377	24,575	40,983
Units redeemed	(86,495)	(67,493)	(2,165)	(19,044)	(25,366)	(15,727)

Net increase (decrease)	(29,706)	(15,453)	45,888	44,333	(791)	25,256

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$78,454	$102,709	$18,896	$4,367	$(3,839)	$(4,236)
Net realized gain (loss) on investments	1,404,669	1,353,062	499,483	572,117	88,215	52,462
Change in net unrealized appreciation (depreciation) on investments	(847,333)	(1,778,975)	(164,205)	(541,587)	(9,721)	(64,063)

Increase (decrease) in net assets resulting from operations	635,790	(323,204)	354,174	34,897	74,655	(15,837)

CONTRACT TRANSACTIONS:
Purchase payments received	12,040	102,437	25,630	426,974
Transfers for contract benefits and terminations	(848,556)	(1,056,799)	(400,181)	(80,084)	(50,417)	(39,221)
Net transfers	(935,481)	(2,518,686)	122,143	(309,453)	6,893	(30,471)
Contract charges	(255)	(228)	(74)	(89)	(5)	(17)
Adjustments to net assets allocated to contracts in payout phase	8,425	2,542	1,960	1,463

Increase (decrease) in net assets resulting from contract transactions	(1,763,827)	(3,470,734)	(250,522)	38,811	(43,529)	(69,709)

Total increase (decrease) in net assets	(1,128,037)	(3,793,938)	103,652	73,708	31,126	(85,546)

NET ASSETS:
Beginning of period	9,794,870	13,588,808	3,954,731	3,881,023	563,034	648,580

End of period	$8,666,833	$9,794,870	$4,058,383	$3,954,731	$594,160	$563,034

CHANGES IN UNITS OUTSTANDING:
Units issued	25,769	51,179	24,704	60,117	7,654	1,591
Units redeemed	(120,154)	(225,976)	(39,376)	(41,632)	(10,844)	(5,685)

Net increase (decrease)	(94,385)	(174,797)	(14,672)	18,485	(3,190)	(4,094)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$648,926	$748,468	$18,598	$19,615	$24,756	$25,658
Net realized gain (loss) on investments	(241,918)	(183,029)	(85,995)	(53,302)	1,850	6,025
Change in net unrealized appreciation (depreciation) on investments	(93,758)	(668,113)	(32,180)	(135,594)	12,038	(94,466)

Increase (decrease) in net assets resulting from operations	313,250	(102,674)	(99,577)	(169,281)	38,644	(62,783)

CONTRACT TRANSACTIONS:
Purchase payments received	982,361	4,337,637
Transfers for contract benefits and terminations	(2,801,720)	(2,313,329)	(85,526)	(152,641)	(36,072)	(20,054)
Net transfers	1,887,668	73,656	(86,639)	(4,499)	(43,595)	(6,998)
Contract charges	(656)	(770)	(297)	(307)	(78)	(89)
Adjustments to net assets allocated to contracts in payout phase	72,445	12,526	5,187	651	1,943	1,719

Increase (decrease) in net assets resulting from contract transactions	140,098	2,109,720	(167,275)	(156,796)	(77,802)	(25,422)

Total increase (decrease) in net assets	453,348	2,007,046	(266,852)	(326,077)	(39,158)	(88,205)

NET ASSETS:
Beginning of period	37,771,891	35,764,845	2,110,975	2,437,052	680,679	768,884

End of period	$38,225,239	$37,771,891	$1,844,123	$2,110,975	$641,521	$680,679

CHANGES IN UNITS OUTSTANDING:
Units issued	743,756	632,971	890		220	231
Units redeemed	(651,758)	(351,139)	(10,349)	(9,215)	(4,070)	(1,311)

Net increase (decrease)	91,998	281,832	(9,459)	(9,215)	(3,850)	(1,080)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	FRANKLIN SMALL CAP VALUE VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND
	2016	2015	2016	2016	2016
			(1)	(2)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,458	$(2,249)	$(7)	$39	$2,177
Net realized gain (loss) on investments	273,571	653,101	1	55	1,604
Change in net unrealized appreciation (depreciation) on investments	908,856	(982,768)	386	413	(2,399)

Increase (decrease) in net assets resulting from operations	1,185,885	(331,916)	380	507	1,382

CONTRACT TRANSACTIONS:
Purchase payments received	299,178	121,179		8,173	79,498
Transfers for contract benefits and terminations	(396,189)	(299,638)
Net transfers	1,344,417	(376,163)	23,646	1	227,963
Contract charges	(24)	(15)
Adjustments to net assets allocated to contracts in payout phase	463	524

Increase (decrease) in net assets resulting from contract transactions	1,247,845	(554,113)	23,646	8,174	307,461

Total increase (decrease) in net assets	2,433,730	(886,029)	24,026	8,681	308,843

NET ASSETS:
Beginning of period	3,536,568	4,422,597	0	0	0

End of period	$5,970,298	$3,536,568	$24,026	$8,681	$308,843

CHANGES IN UNITS OUTSTANDING:
Units issued	176,941	70,558	2,367	873	29,742
Units redeemed	(90,824)	(100,668)

Net increase (decrease)	86,117	(30,110)	2,367	873	29,742

  (1) For the period May 16, 2016 to December 31, 2016.

  (2) For the period October 17, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION® BALANCED FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,571,042	$856,494	$42,489	$75,385	$(3,565)	$11,968
Net realized gain (loss) on investments	2,282,945	1,822,344	564,527	800,976	436,484	547,404
Change in net unrealized appreciation (depreciation) on investments	4,949,818	(4,248,331)	204,389	(1,252,250)	(88,440)	(845,171)

Increase (decrease) in net assets resulting from operations	8,803,805	(1,569,493)	811,405	(375,889)	344,479	(285,799)

CONTRACT TRANSACTIONS:
Purchase payments received	54,225,020	58,741,015	103,506	173,875
Transfers for contract benefits and terminations	(7,486,686)	(3,166,376)	(705,325)	(791,591)	(225,220)	(180,227)
Net transfers	(802)	3,280,106	(393,129)	(1,122,439)	(279,686)	(47,662)
Contract charges	(930,633)	(150,090)	(25)	(25)	(389)	(428)
Adjustments to net assets allocated to contracts in payout phase			2,281	(401)	10,754	2,180

Increase (decrease) in net assets resulting from contract transactions	45,806,899	58,704,655	(992,692)	(1,740,581)	(494,541)	(226,137)

Total increase (decrease) in net assets	54,610,704	57,135,162	(181,287)	(2,116,470)	(150,062)	(511,936)

NET ASSETS:
Beginning of period	79,792,188	22,657,026	5,864,872	7,981,342	3,967,328	4,479,264

End of period	$134,402,892	$79,792,188	$5,683,585	$5,864,872	$3,817,266	$3,967,328

CHANGES IN UNITS OUTSTANDING:
Units issued	5,509,899	6,178,052	40,507	60,875	170	178
Units redeemed	(1,090,514)	(490,747)	(100,399)	(147,851)	(17,071)	(7,704)

Net increase (decrease)	4,419,385	5,687,305	(59,892)	(86,976)	(16,901)	(7,526)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,210	$253,624	$134,588	$178,823	$76,257	$101,869
Net realized gain (loss) on investments	1,028,274	2,348,606	(43,214)	48,997	254,590	560,618
Change in net unrealized appreciation (depreciation) on investments	650,561	(3,049,094)	268,058	(392,810)	(474,957)	(1,193,082)

Increase (decrease) in net assets resulting from operations	1,717,045	(446,864)	359,432	(164,990)	(144,110)	(530,595)

CONTRACT TRANSACTIONS:
Purchase payments received	31,989	291,356	124,989	217,080	422,294	389,226
Transfers for contract benefits and terminations	(827,835)	(438,892)	(508,770)	(167,668)	(901,398)	(1,004,486)
Net transfers	(403,378)	(1,019,528)	97,767	380,486	(657,671)	1,509,959
Contract charges	(96)	(104)	(144)	(165)	(44)	(66)
Adjustments to net assets allocated to contracts in payout phase	3,389	5,390	3,669	1,559	12,575	3,415

Increase (decrease) in net assets resulting from contract transactions	(1,195,931)	(1,161,778)	(282,489)	431,292	(1,124,244)	898,048

Total increase (decrease) in net assets	521,114	(1,608,642)	76,943	266,302	(1,268,354)	367,453

NET ASSETS:
Beginning of period	10,785,595	12,394,237	3,651,179	3,384,877	12,808,206	12,440,753

End of period	$11,306,709	$10,785,595	$3,728,122	$3,651,179	$11,539,852	$12,808,206

CHANGES IN UNITS OUTSTANDING:
Units issued	62,486	65,776	123,976	66,364	129,191	314,518
Units redeemed	(123,986)	(111,377)	(134,586)	(28,496)	(203,739)	(234,794)

Net increase (decrease)	(61,500)	(45,601)	(10,610)	37,868	(74,548)	79,724

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,312)	$(10,795)	$(16,271)	$(18,899)	$(18,489)	$(18,711)
Net realized gain (loss) on investments	130,926	287,162	(232,868)	511,113	21,097	336,748
Change in net unrealized appreciation (depreciation) on investments	142,287	(381,289)	501,680	(652,840)	(93,280)	(180,797)

Increase (decrease) in net assets resulting from operations	258,901	(104,922)	252,541	(160,626)	(90,672)	137,240

CONTRACT TRANSACTIONS:
Purchase payments received	62,541	61,527	117,104	218,196	8,248	59,286
Transfers for contract benefits and terminations	(88,417)	(134,639)	(173,601)	(149,149)	(79,487)	(137,371)
Net transfers	(338,736)	(387,816)	187,593	184,645	(433,848)	566,702
Contract charges	(12)	(12)	(47)	(50)	(313)	(360)
Adjustments to net assets allocated to contracts in payout phase	2,034	468	955		2,882	(192)

Increase (decrease) in net assets resulting from contract transactions	(362,590)	(460,472)	132,004	253,642	(502,518)	488,065

Total increase (decrease) in net assets	(103,689)	(565,394)	384,545	93,016	(593,190)	625,305

NET ASSETS:
Beginning of period	2,300,076	2,865,470	2,477,523	2,384,507	2,986,783	2,361,478

End of period	$2,196,387	$2,300,076	$2,862,068	$2,477,523	$2,393,593	$2,986,783

CHANGES IN UNITS OUTSTANDING:
Units issued	8,115	7,724	67,674	63,301	32,161	89,614
Units redeemed	(27,823)	(27,650)	(47,767)	(34,191)	(93,547)	(68,624)

Net increase (decrease)	(19,708)	(19,926)	19,907	29,110	(61,386)	20,990

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2016	2015	2016	2015	2016	2015
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,835	$(140)	$202,405	$134,266	$857,793	$646,433
Net realized gain (loss) on investments	1,115		141,046	382,837	1,729,160	3,689,953
Change in net unrealized appreciation (depreciation) on investments	600	116	154,426	(555,729)	(87,786)	(4,436,722)

Increase (decrease) in net assets resulting from operations	3,550	(24)	497,877	(38,626)	2,499,167	(100,336)

CONTRACT TRANSACTIONS:
Purchase payments received	178,292	111,481	2,253,569	3,558,435	6,031,307	9,110,086
Transfers for contract benefits and terminations	(160)		(821,618)	(284,968)	(4,410,599)	(10,319,955)
Net transfers	(26,445)	17,297	(670,718)	(43,034)	(2,626,345)	(694,365)
Contract charges			(121)	(120)	(497)	(434)
Adjustments to net assets allocated to contracts in payout phase			1,025	1,303	169,694	36,341

Increase (decrease) in net assets resulting from contract transactions	151,687	128,778	762,137	3,231,616	(836,440)	(1,868,327)

Total increase (decrease) in net assets	155,237	128,754	1,260,014	3,192,990	1,662,727	(1,968,663)

NET ASSETS:
Beginning of period	128,754	0	11,741,466	8,548,476	70,239,242	72,207,905

End of period	$283,991	$128,754	$13,001,480	$11,741,466	$71,901,969	$70,239,242

CHANGES IN UNITS OUTSTANDING:
Units issued	24,708	14,305	319,458	359,619	890,630	1,226,974
Units redeemed	(7,604)		(184,996)	(27,206)	(742,737)	(992,586)

Net increase (decrease)	17,104	14,305	134,462	332,413	147,893	234,388

    (1) For the period September 17, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$432,926	$285,242	$855,876	$605,955	$21,134	$(13,014)
Net realized gain (loss) on investments	48,372	157,872	(339,170)	(153,251)	393,234	460,556
Change in net unrealized appreciation (depreciation) on investments	(200,601)	(552,512)	223,177	(821,602)	(318,495)	(741,124)

Increase (decrease) in net assets resulting from operations	280,697	(109,398)	739,883	(368,898)	95,873	(293,582)

CONTRACT TRANSACTIONS:
Purchase payments received	2,349,497	2,656,568	382,237	884,517	76,727	182,010
Transfers for contract benefits and terminations	(950,560)	(838,974)	(4,351,243)	(9,671,955)	(529,636)	(874,469)
Net transfers	700,359	14,850	4,905,536	2,063,498	(576,579)	229,724
Contract charges	(303)	(284)	(302)	(292)	(1,105)	(1,259)
Adjustments to net assets allocated to contracts in payout phase	64,620	35,527	39,135	(1,241)	7,583	3,064

Increase (decrease) in net assets resulting from contract transactions	2,163,613	1,867,687	975,363	(6,725,473)	(1,023,010)	(460,930)

Total increase (decrease) in net assets	2,444,310	1,758,289	1,715,246	(7,094,371)	(927,137)	(754,512)

NET ASSETS:
Beginning of period	18,125,591	16,367,302	47,506,099	54,600,470	8,191,023	8,945,535

End of period	$20,569,901	$18,125,591	$49,221,345	$47,506,099	$7,263,886	$8,191,023

CHANGES IN UNITS OUTSTANDING:
Units issued	372,964	346,551	608,260	665,970	20,853	100,546
Units redeemed	(109,523)	(87,660)	(560,715)	(1,058,225)	(66,466)	(111,086)

Net increase (decrease)	263,441	258,891	47,545	(392,255)	(45,613)	(10,540)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS ASPEN JANUS PORTFOLIO
	2016	2015	2016	2015	2016	2015
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(533)	$87	$(6,533)	$(512)	$(21,280)	$(17,359)
Net realized gain (loss) on investments	(17,508)	12,988	68,092	8,213	557,878	1,572,801
Change in net unrealized appreciation (depreciation) on investments	23,587	(12,079)	8,193	(19,968)	(574,823)	(1,209,562)

Increase (decrease) in net assets resulting from operations	5,546	996	69,752	(12,267)	(38,225)	345,880

CONTRACT TRANSACTIONS:
Purchase payments received	3,471	179,042	25,505	34,789
Transfers for contract benefits and terminations	(25,473)	(370)	(218,970)	(846)	(743,057)	(365,862)
Net transfers	(154,167)	134,848	726,237	770,575	(144,052)	(197,867)
Contract charges					(1,083)	(1,207)
Adjustments to net assets allocated to contracts in payout phase					1,979	8,093

Increase (decrease) in net assets resulting from contract transactions	(176,169)	313,520	532,772	804,518	(886,213)	(556,843)

Total increase (decrease) in net assets	(170,623)	314,516	602,524	792,251	(924,438)	(210,963)

NET ASSETS:
Beginning of period	314,516	0	992,879	200,628	7,564,799	7,775,762

End of period	$143,893	$314,516	$1,595,403	$992,879	$6,640,361	$7,564,799

CHANGES IN UNITS OUTSTANDING:
Units issued	327	28,035	150,466	112,343	286
Units redeemed	(17,061)	(32)	(114,620)	(44,113)	(30,261)	(19,297)

Net increase (decrease)	(16,734)	28,003	35,846	68,230	(29,975)	(19,297)

 (1) For the period February 3, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130,063	$(12,108)	$61,600	$(7,148)	$(2,279)	$(8,098)
Net realized gain (loss) on investments	(397,044)	(278,078)	(173,164)	(22,307)	169,146	157,961
Change in net unrealized appreciation (depreciation) on investments	(37,524)	(135,945)	(24,148)	(192,117)	175,885	(251,404)

Increase (decrease) in net assets resulting from operations	(304,505)	(426,131)	(135,712)	(221,572)	342,752	(101,541)

CONTRACT TRANSACTIONS:
Purchase payments received			14,313	12,407	56,202	240,627
Transfers for contract benefits and terminations	(224,362)	(336,588)	(52,843)	(147,373)	(25,185)	(69,349)
Net transfers	(295,193)	(190,422)	(146,572)	40,011	27,225	368,252
Contract charges	(531)	(686)	(182)	(214)
Adjustments to net assets allocated to contracts in payout phase	(1,447)	9,165	11,410	(82)	2,017	11

Increase (decrease) in net assets resulting from contract transactions	(521,533)	(518,531)	(173,874)	(95,251)	60,259	539,541

Total increase (decrease) in net assets	(826,038)	(944,662)	(309,586)	(316,823)	403,011	438,000

NET ASSETS:
Beginning of period	4,065,863	5,010,525	1,795,431	2,112,254	1,651,227	1,213,227

End of period	$3,239,825	$4,065,863	$1,485,845	$1,795,431	$2,054,238	$1,651,227

CHANGES IN UNITS OUTSTANDING:
Units issued	286	(1,497)	26,840	52,852	18,936	50,421
Units redeemed	(26,181)	(22,140)	(52,528)	(67,438)	(11,949)	(15,246)

Net increase (decrease)	(25,895)	(23,637)	(25,688)	(14,586)	6,987	35,175

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$49,142	$49,580	$(50,358)	$(170,961)	$123,891	$273,311
Net realized gain (loss) on investments	(877,026)	(519,319)	1,849,516	3,212,916	1,735,611	1,316,297
Change in net unrealized appreciation (depreciation) on investments	3,045,410	(2,603,702)	(944,141)	(4,251,475)	(1,036,598)	(492,210)

Increase (decrease) in net assets resulting from operations	2,217,526	(3,073,441)	855,017	(1,209,520)	822,904	1,097,398

CONTRACT TRANSACTIONS:
Purchase payments received	400,329	759,973	133,061	891,330	1,520,383	1,998,075
Transfers for contract benefits and terminations	(944,194)	(1,123,288)	(895,643)	(1,544,575)	(1,903,520)	(1,439,644)
Net transfers	896,647	(815,583)	(1,849,916)	(668,629)	1,532,952	3,294,912
Contract charges	(133)	(146)	(408)	(410)	(121)	(101)
Adjustments to net assets allocated to contracts in payout phase	13,434	(926)	25,819	18,516	5,975	(5,473)

Increase (decrease) in net assets resulting from contract transactions	366,083	(1,179,970)	(2,587,087)	(1,303,768)	1,155,669	3,847,769

Total increase (decrease) in net assets	2,583,609	(4,253,411)	(1,732,070)	(2,513,288)	1,978,573	4,945,167

NET ASSETS:
Beginning of period	11,429,477	15,682,888	20,247,402	22,760,690	25,542,352	20,597,185

End of period	$14,013,086	$11,429,477	$18,515,332	$20,247,402	$27,520,925	$25,542,352

CHANGES IN UNITS OUTSTANDING:
Units issued	361,269	268,895	25,562	119,606	361,671	540,501
Units redeemed	(317,156)	(302,132)	(118,004)	(97,139)	(237,580)	(212,686)

Net increase (decrease)	44,113	(33,237)	(92,442)	22,467	124,091	327,815

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	MFS VIT UTILITIES SERIES		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
	2016	2015	2016	2015	2016	2015
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$239,986	$200,782	$(3,361)	$(1,115)	$743	$(15)
Net realized gain (loss) on investments	(696,867)	665,843	75,311	59,526	23,670
Change in net unrealized appreciation (depreciation) on investments	1,082,757	(1,937,373)	33,915	(148,457)	33,091	(339)

Increase (decrease) in net assets resulting from operations	625,876	(1,070,748)	105,865	(90,046)	57,504	(354)

CONTRACT TRANSACTIONS:
Purchase payments received	154,005	364,446	8,603	160,912	586,086	52,592
Transfers for contract benefits and terminations	(302,066)	(389,241)	(6,141)	(8,156)
Net transfers	52,224	(2,458,041)	(27,086)	330,949	(203)
Contract charges	(127)	(127)
Adjustments to net assets allocated to contracts in payout phase	(11,816)	(6,291)	2,227	434

Increase (decrease) in net assets resulting from contract transactions	(107,780)	(2,489,254)	(22,397)	484,139	585,883	52,592

Total increase (decrease) in net assets	518,096	(3,560,002)	83,468	394,093	643,387	52,238

NET ASSETS:
Beginning of period	5,536,795	9,096,797	790,488	396,395	52,238	0

End of period	$6,054,891	$5,536,795	$873,956	$790,488	$695,625	$52,238

CHANGES IN UNITS OUTSTANDING:
Units issued	283,928	177,345	16,391	42,076	60,503	5,398
Units redeemed	(286,306)	(344,829)	(18,161)	(8,433)	(22)

Net increase (decrease)	(2,378)	(167,484)	(1,770)	33,643	60,481	5,398

(1) For the period December 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$78,214	$20,032	$83,388	$183,053	$59,962	$63,874
Net realized gain (loss) on investments	2,178,508	1,727,425	2,866,609	4,421,792	674,814	1,324,022
Change in net unrealized appreciation (depreciation) on investments	674,734	(2,298,929)	(3,409,576)	(3,721,961)	(1,118,359)	(1,016,491)

Increase (decrease) in net assets resulting from operations	2,931,456	(551,472)	(459,579)	882,884	(383,583)	371,405

CONTRACT TRANSACTIONS:
Purchase payments received	736,841	570,445	214,215	1,018,098	563,397	873,070
Transfers for contract benefits and terminations	(1,539,628)	(889,293)	(2,183,238)	(1,373,417)	(1,333,054)	(826,061)
Net transfers	3,347,376	47,001	(2,860,198)	(78,470)	(408,063)	449,421
Contract charges	(153)	(114)	(458)	(437)
Adjustments to net assets allocated to contracts in payout phase	17,274	694	18,464	(1,441)	495	958

Increase (decrease) in net assets resulting from contract transactions	2,561,710	(271,267)	(4,811,215)	(435,667)	(1,177,225)	497,388

Total increase (decrease) in net assets	5,493,166	(822,739)	(5,270,794)	447,217	(1,560,808)	868,793

NET ASSETS:
Beginning of period	14,540,265	15,363,004	30,283,965	29,836,748	14,410,177	13,541,384

End of period	$20,033,431	$14,540,265	$25,013,171	$30,283,965	$12,849,369	$14,410,177

CHANGES IN UNITS OUTSTANDING:
Units issued	270,859	126,628	42,546	218,163	153,216	249,890
Units redeemed	(130,927)	(109,675)	(260,909)	(165,665)	(186,450)	(160,161)

Net increase (decrease)	139,932	16,953	(218,363)	52,498	(33,234)	89,729

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,412)	$844	$4,126	$9,559	$1,337,967	$1,509,698
Net realized gain (loss) on investments	(65,723)	64,698	(47,500)	(54,988)	(653,582)	(97,990)
Change in net unrealized appreciation (depreciation) on investments	282,519	(174,709)	129,962	(64,594)	2,542,964	(1,950,136)

Increase (decrease) in net assets resulting from operations	213,384	(109,167)	86,588	(110,023)	3,227,349	(538,428)

CONTRACT TRANSACTIONS:
Purchase payments received	82,987	561,256	261,769	94,560	1,355,751	1,821,172
Transfers for contract benefits and terminations	(555,018)	(4,823)	(68,723)	(47,941)	(2,938,844)	(4,191,532)
Net transfers	(112,710)	991,956	293,930	184,817	3,424,810	(8,050,915)
Contract charges					(115)	(163)
Adjustments to net assets allocated to contracts in payout phase					39,153	5,559

Increase (decrease) in net assets resulting from contract transactions	(584,741)	1,548,389	486,976	231,436	1,880,755	(10,415,879)

Total increase (decrease) in net assets	(371,357)	1,439,222	573,564	121,413	5,108,104	(10,954,307)

NET ASSETS:
Beginning of period	1,669,292	230,070	375,819	254,406	25,838,072	36,792,379

End of period	$1,297,935	$1,669,292	$949,383	$375,819	$30,946,176	$25,838,072

CHANGES IN UNITS OUTSTANDING:
Units issued	29,608	174,372	134,483	58,125	778,731	541,159
Units redeemed	(84,315)	(32,959)	(51,642)	(23,718)	(614,330)	(923,498)

Net increase (decrease)	(54,707)	141,413	82,841	34,407	164,401	(382,339)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$555,049	$2,030,660	$12,653	$30,087	$1,430,450	$4,508,397
Net realized gain (loss) on investments	(259,470)	193,260	(13,373)	(564)	(875,076)	782,699
Change in net unrealized appreciation (depreciation) on investments	184,226	(2,516,697)	34,904	(54,204)	1,481,433	(5,520,132)

Increase (decrease) in net assets resulting from operations	479,805	(292,777)	34,184	(24,681)	2,036,807	(229,036)

CONTRACT TRANSACTIONS:
Purchase payments received	3,631,165	3,674,471	269,565	369,198	5,847,908	5,902,929
Transfers for contract benefits and terminations	(5,116,091)	(8,516,864)	(13,786)	(2,448)	(9,640,554)	(13,170,364)
Net transfers	746,813	(305,515)	(205,859)	190,652	(1,826,712)	927,459
Contract charges	(394)	(403)			(518)	(662)
Adjustments to net assets allocated to contracts in payout phase	138,284	(11,795)			166,108	32,484

Increase (decrease) in net assets resulting from contract transactions	(600,223)	(5,160,106)	49,920	557,402	(5,453,768)	(6,308,154)

Total increase (decrease) in net assets	(120,418)	(5,452,883)	84,104	532,721	(3,416,961)	(6,537,190)

NET ASSETS:
Beginning of period	73,893,968	79,346,851	791,043	258,322	104,031,899	110,569,089

End of period	$73,773,550	$73,893,968	$875,147	$791,043	$100,614,938	$104,031,899

CHANGES IN UNITS OUTSTANDING:
Units issued	994,939	861,363	119,184	60,047	1,278,340	1,368,251
Units redeemed	(966,308)	(1,156,971)	(114,464)	(2,206)	(1,441,749)	(1,525,540)

Net increase (decrease)	28,631	(295,608)	4,720	57,841	(163,409)	(157,289)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(765)	$6,223	$15,638	$9,347	$(5,368)	$(6,006)
Net realized gain (loss) on investments	(22,945)	23,596	532,471	968,743	(103,005)	415,932
Change in net unrealized appreciation (depreciation) on investments	32,603	(61,771)	(298,656)	(1,005,652)	332,898	(641,223)

Increase (decrease) in net assets resulting from operations	8,893	(31,952)	249,453	(27,562)	224,525	(231,297)

CONTRACT TRANSACTIONS:
Purchase payments received			6,640	11,916	2,086	102,471
Transfers for contract benefits and terminations	(16,658)	(7,007)	(168,219)	(210,678)	(226,690)	(427,002)
Net transfers	(17,355)	(5,787)	(175,329)	(253,442)	(396,651)	(723,547)
Contract charges			(223)	(264)	(19)	(20)
Adjustments to net assets allocated to contracts in payout phase			3,363	602	(1,633)	760

Increase (decrease) in net assets resulting from contract transactions	(34,013)	(12,794)	(333,768)	(451,866)	(622,907)	(1,047,338)

Total increase (decrease) in net assets	(25,120)	(44,746)	(84,315)	(479,428)	(398,382)	(1,278,635)

NET ASSETS:
Beginning of period	165,844	210,590	3,114,539	3,593,967	2,338,904	3,617,539

End of period	$140,724	$165,844	$3,030,224	$3,114,539	$1,940,522	$2,338,904

CHANGES IN UNITS OUTSTANDING:
Units issued				2,982	10,918	41,384
Units redeemed	(6,175)	(2,063)	(18,729)	(24,740)	(53,363)	(104,677)

Net increase (decrease)	(6,175)	(2,063)	(18,729)	(21,758)	(42,445)	(63,293)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,381)	$(41,536)	$(12,075)	$(13,796)	$(6,115)	$(8,814)
Net realized gain (loss) on investments	427,671	632,637	108,499	111,158	(57,172)	(136,344)
Change in net unrealized appreciation (depreciation) on investments	(281,672)	(542,988)	(59,954)	(72,899)	264,548	(279,159)

Increase (decrease) in net assets resulting from operations	108,618	48,113	36,470	24,463	201,261	(424,317)

CONTRACT TRANSACTIONS:
Purchase payments received	17,495	41,440	10,000	9		73,895
Transfers for contract benefits and terminations	(186,833)	(262,858)	(62,433)	(73,894)	(104,038)	(69,633)
Net transfers	(763)	(222,798)	(201,778)	(242,324)	(23,975)	(161,376)
Contract charges	(233)	(230)	(19)	(24)
Adjustments to net assets allocated to contracts in payout phase	1,319	(790)	877	290	149	(81)

Increase (decrease) in net assets resulting from contract transactions	(169,015)	(445,236)	(253,353)	(315,943)	(127,864)	(157,195)

Total increase (decrease) in net assets	(60,397)	(397,123)	(216,883)	(291,480)	73,397	(581,512)

NET ASSETS:
Beginning of period	4,751,551	5,148,674	1,653,032	1,944,512	879,620	1,461,132

End of period	$4,691,154	$4,751,551	$1,436,149	$1,653,032	$953,017	$879,620

CHANGES IN UNITS OUTSTANDING:
Units issued	48,420	19,687	1,392	178	5,921	10,086
Units redeemed	(56,491)	(39,553)	(14,157)	(14,732)	(20,051)	(24,141)

Net increase (decrease)	(8,071)	(19,866)	(12,765)	(14,554)	(14,130)	(14,055)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2016	2015	2016	2015	2016
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$ 162,675	$163,933	$119,845	$102,967	$(260)
Net realized gain (loss) on investments	(156,673)	(79,175)	929,424	639,621	(1)
Change in net unrealized appreciation (depreciation) on investments	(71,868)	(299,401)	251,271	(1,237,067)	4,730

Increase (decrease) in net assets resulting from operations	(65,866)	(214,643)	1,300,540	(494,479)	4,469

CONTRACT TRANSACTIONS:
Purchase payments received	390,162	3,629,625	197,272	796,070	40,487
Transfers for contract benefits and terminations	(583,071)	(244,238)	(1,290,959)	(666,739)
Net transfers	135,292	(14,996)	(116,135)	571,041	105,039
Contract charges	(33)	(29)	(116)	(108)
Adjustments to net assets allocated to contracts in payout phase	4,737	(3,333)	5,887	4,887

Increase (decrease) in net assets resulting from contract transactions	(52,913)	3,367,029	(1,204,051)	705,151	145,526

Total increase (decrease) in net assets	(118,779)	3,152,386	96,489	210,672	149,995

NET ASSETS:
Beginning of period	12,190,832	9,038,446	11,921,164	11,710,492	0

End of period	$ 12,072,053	$12,190,832	$12,017,653	$11,921,164	$149,995

CHANGES IN UNITS OUTSTANDING:
Units issued	487,819	677,058	186,925	207,426	14,136
Units redeemed	(489,782)	(346,041)	(267,349)	(126,032)

Net increase (decrease)	(1,963)	331,017	(80,424)	81,394	14,136

	(1) For the period September 7, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2016	2015	2016	2015	2016
				(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$ (57,609)	$(110,531)	$11,375	$(651)	$(992)
Net realized gain (loss) on investments	602,089	2,331,424	(930)	(65)	19
Change in net unrealized appreciation (depreciation) on investments	(1,864,411)	(1,498,777)	(9,746)	(5,663)	5,591

Increase (decrease) in net assets resulting from operations	(1,319,931)	722,116	699	(6,379)	4,618

CONTRACT TRANSACTIONS:
Purchase payments received	14,885	615,514	341,318	290,227	59,895
Transfers for contract benefits and terminations	(395,618)	(592,574)	(3,678)	(3,322)
Net transfers	(4,192,660)	(2,267,663)	52,499	7,722	206,905
Contract charges	(208)	(262)
Adjustments to net assets allocated to contracts in payout phase	(143,146)	1,952

Increase (decrease) in net assets resulting from contract transactions	(4,716,747)	(2,243,033)	390,139	294,627	266,800

Total increase (decrease) in net assets	(6,036,678)	(1,520,917)	390,838	288,248	271,418

NET ASSETS:
Beginning of period	11,723,170	13,244,087	288,248	0	0

End of period	$ 5,686,492	$11,723,170	$679,086	$288,248	$271,418

CHANGES IN UNITS OUTSTANDING:
Units issued	20,792	232,371	41,379	30,254	27,266
Units redeemed	(297,442)	(347,379)	(1,998)	(344)	(27)

Net increase (decrease)	(276,650)	(115,008)	39,381	29,910	27,239

	(1) For the period July 14, 2015 to December 31, 2015.
	(2) For the period May 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT INVESTORS FUND		PUTNAM VT SMALL CAP VALUE FUND
	2016	2015	2016	2015	2016
		(1)			(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$ 4,552	$(170)	$6,381	$6,490	$114
Net realized gain (loss) on investments	(235)	(6)	21,412	20,944	1,426
Change in net unrealized appreciation (depreciation) on investments	5,658	(5,607)	52,937	(48,241)	3,793

Increase (decrease) in net assets resulting from operations	9,975	(5,783)	80,730	(20,807)	5,333

CONTRACT TRANSACTIONS:
Purchase payments received	183,299	66,048	10,000	8	12,109
Transfers for contract benefits and terminations	(265)		(40,055)	(224,884)
Net transfers	72,734	102,317	(85,216)	403,048	237
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	255,768	168,365	(115,271)	178,172	12,346

Total increase (decrease) in net assets	265,743	162,582	(34,541)	157,365	17,679

NET ASSETS:
Beginning of period	162,582	0	771,458	614,093	0

End of period	$ 428,325	$162,582	$736,917	$771,458	$17,679

CHANGES IN UNITS OUTSTANDING:
Units issued	29,499	18,230	5,101	46,874	1,522
Units redeemed	(37)		(15,549)	(30,794)	(29)

Net increase (decrease)	29,462	18,230	(10,448)	16,080	1,493

	(1) For the period July 6, 2015 to December 31, 2015.
	(2) For the period January 20, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,566	$(22,128)	$(708,987)	$(655,170)	$245,806	$248,191
Net realized gain (loss) on investments	256,271	1,220,537			2,848,414	2,613,150
Change in net unrealized appreciation (depreciation) on investments	382,666	(1,859,884)			(1,022,676)	(3,366,324)

Increase (decrease) in net assets resulting from operations	669,503	(661,475)	(708,987)	(655,170)	2,071,544	(504,983)

CONTRACT TRANSACTIONS:
Purchase payments received		48,985	15,883,916	26,349,173	168,867	178,086
Transfers for contract benefits and terminations	(332,191)	(173,209)	(23,357,715)	(20,382,631)	(2,546,370)	(1,837,308)
Net transfers	(673,176)	(1,410,336)	804,578	(4,084,186)	(2,332,911)	(746,112)
Contract charges	(35)	(43)	(8,999)	(9,161)	(875)	(891)
Adjustments to net assets allocated to contracts in payout phase	3,610	514	594,834	(221,049)	74,422	7,768

Increase (decrease) in net assets resulting from contract transactions	(1,001,792)	(1,534,089)	(6,083,386)	1,652,146	(4,636,867)	(2,398,457)

Total increase (decrease) in net assets	(332,289)	(2,195,564)	(6,792,373)	996,976	(2,565,323)	(2,903,440)

NET ASSETS:
Beginning of period	4,264,905	6,460,469	100,168,997	99,172,021	28,866,807	31,770,247

End of period	$3,932,616	$4,264,905	$93,376,624	$100,168,997	$26,301,484	$28,866,807

CHANGES IN UNITS OUTSTANDING:
Units issued	1,168	8,700	6,805,978	7,393,331	80,941	66,675
Units redeemed	(53,377)	(75,928)	(7,353,775)	(7,249,566)	(313,709)	(192,283)

Net increase (decrease)	(52,209)	(67,228)	(547,797)	143,765	(232,768)	(125,608)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO
	2016	2015	2016	2016	2016
			(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,576,577	$1,815,289	$(282)	$(824)	$(130)
Net realized gain (loss) on investments	11,372,064	11,355,421	(239)	380	7
Change in net unrealized appreciation (depreciation) on investments	11,970,151	(12,227,770)	(1,694)	4,071	1,795

Increase (decrease) in net assets resulting from operations	25,918,792	942,940	(2,215)	3,627	1,672

CONTRACT TRANSACTIONS:
Purchase payments received	14,603,486	15,812,266	237,860	2,556,671	56,241
Transfers for contract benefits and terminations	(12,875,753)	(12,522,986)	(53,545)		(181)
Net transfers	7,502,538	10,321,130		(1)
Contract charges	(5,687)	(5,607)
Adjustments to net assets allocated to contracts in payout phase	380,328	126,369

Increase (decrease) in net assets resulting from contract transactions	9,604,912	13,731,172	184,315	2,556,670	56,060

Total increase (decrease) in net assets	35,523,704	14,674,112	182,100	2,560,297	57,732

NET ASSETS:
Beginning of period	232,386,523	217,712,411	0	0	0

End of period	$267,910,227	$232,386,523	$182,100	$2,560,297	$57,732

CHANGES IN UNITS OUTSTANDING:
Units issued	2,672,055	3,086,009	23,116	247,545	5,520
Units redeemed	(1,629,751)	(1,421,295)	(5,261)		(18)

Net increase (decrease)	1,042,304	1,664,714	17,855	247,545	5,502

(1)	For the period July 6, 2016 to December 31, 2016.
(2)	For the period June 15, 2016 to December 31, 2016.
(3)	For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130,963	$313,244	$81,710	$176,116	$(22,948)	$(22,465)
Net realized gain (loss) on investments	(234,949)	(92,158)	679,658	1,203,575	44,235	541,940
Change in net unrealized appreciation (depreciation) on investments	142,876	(494,025)	88,075	(1,412,434)	624,514	(600,546)

Increase (decrease) in net assets resulting from operations	38,890	(272,939)	849,443	(32,743)	645,801	(81,071)

CONTRACT TRANSACTIONS:
Purchase payments received	728,458	2,415,676	181,740	471,323	74,259	167,136
Transfers for contract benefits and terminations	(1,237,854)	(2,219,145)	(669,164)	(552,520)	(96,061)	(87,961)
Net transfers	(1,548,227)	662,896	(92,267)	(922,785)	443,902	528,903
Contract charges	(6)	(30)	(35)	(20)	(58)	(55)
Adjustments to net assets allocated to contracts in payout phase	14,430	(12,962)	2,991	651	163	196

Increase (decrease) in net assets resulting from contract transactions	(2,043,199)	846,435	(576,735)	(1,003,351)	422,205	608,219

Total increase (decrease) in net assets	(2,004,309)	573,496	272,708	(1,036,094)	1,068,006	527,148

NET ASSETS:
Beginning of period	12,353,914	11,780,418	8,573,728	9,609,822	3,309,539	2,782,391

End of period	$10,349,605	$12,353,914	$8,846,436	$8,573,728	$4,377,545	$3,309,539

CHANGES IN UNITS OUTSTANDING:
Units issued	177,067	424,956	42,202	67,926	50,582	54,745
Units redeemed	(322,382)	(302,552)	(64,775)	(87,709)	(27,901)	(14,687)

Net increase (decrease)	(145,315)	122,404	(22,573)	(19,783)	22,681	40,058

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,327)	$(2,314)	$(22,335)	$(38,022)	$82,757	$183,322
Net realized gain (loss) on investments	(40,611)	48,510	(376,079)	652,486	(112,612)	403,557
Change in net unrealized appreciation (depreciation) on investments	(14,450)	(36,907)	(97,686)	(210,565)	426,382	(1,122,254)

Increase (decrease) in net assets resulting from operations	(56,388)	9,289	(496,100)	403,899	396,527	(535,375)

CONTRACT TRANSACTIONS:
Purchase payments received	48,708	442,376	32,387	116,791	402,853	648,833
Transfers for contract benefits and terminations	(28,711)	(5,669)	(332,758)	(425,915)	(551,152)	(382,575)
Net transfers	(204,917)	1,071	(1,910,503)	1,209,765	294,738	(22,516)
Contract charges					(38)	(42)
Adjustments to net assets allocated to contracts in payout phase			863		(7,614)	5,489

Increase (decrease) in net assets resulting from contract transactions	(184,920)	437,778	(2,210,011)	900,641	138,787	249,189

Total increase (decrease) in net assets	(241,308)	447,067	(2,706,111)	1,304,540	535,314	(286,186)

NET ASSETS:
Beginning of period	513,575	66,508	4,467,622	3,163,082	6,687,277	6,973,463

End of period	$272,267	$513,575	$1,761,511	$4,467,622	$7,222,591	$6,687,277

CHANGES IN UNITS OUTSTANDING:
Units issued	4,528	36,244	28,529	281,152	154,803	179,822
Units redeemed	(19,635)	(4,328)	(206,076)	(214,806)	(133,193)	(139,453)

Net increase (decrease)	(15,107)	31,916	(177,547)	66,346	21,610	40,369

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST FOCUSED FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(44,411)	$449,762	$1,455	$78,980	$(22,206)	$(23,014)
Net realized gain (loss) on investments	(372,045)	(59,255)	150,456	104,779	759,349	251,779
Change in net unrealized appreciation (depreciation) on investments	545,247	(731,701)	9,930	(470,920)	(359,464)	(205,175)

Increase (decrease) in net assets resulting from operations	128,791	(341,194)	161,841	(287,161)	377,679	23,590

CONTRACT TRANSACTIONS:
Purchase payments received	303,828	1,176,106			162,804	55,870
Transfers for contract benefits and terminations	(466,249)	(206,474)	(341,118)	(182,646)	(265,302)	(88,851)
Net transfers	(872,701)	1,735,684	(531,151)	(192,898)	(65,462)	287,488
Contract charges			(20)	(21)	(35)	(30)
Adjustments to net assets allocated to contracts in payout phase	1,726	483	968	124	3,755	552

Increase (decrease) in net assets resulting from contract transactions	(1,033,396)	2,705,799	(871,321)	(375,441)	(164,240)	255,029

Total increase (decrease) in net assets	(904,605)	2,364,605	(709,480)	(662,602)	213,439	278,619

NET ASSETS:
Beginning of period	7,426,049	5,061,444	2,605,392	3,267,994	3,344,178	3,065,559

End of period	$6,521,444	$7,426,049	$1,895,912	$2,605,392	$3,557,617	$3,344,178

CHANGES IN UNITS OUTSTANDING:
Units issued	126,209	378,386	132		28,465	26,887
Units redeemed	(239,691)	(103,574)	(92,532)	(36,154)	(28,267)	(11,087)

Net increase (decrease)	(113,482)	274,812	(92,400)	(36,154)	198	15,800

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,891	$39,922	$(9,346)	$(22,477)	$(46,675)	$515,634
Net realized gain (loss) on investments	672,216	752,673	(1,124,535)	(403,768)	(921,464)	(1,134,734)
Change in net unrealized appreciation (depreciation) on investments	(221,500)	(711,105)	2,127,822	(784,782)	1,343,851	(610,617)

Increase (decrease) in net assets resulting from operations	497,607	81,490	993,941	(1,211,027)	375,712	(1,229,717)

CONTRACT TRANSACTIONS:
Purchase payments received	750	2,299	164,498	112,052	124,463	239,380
Transfers for contract benefits and terminations	(935,391)	(338,228)	(741,828)	(228,505)	(674,023)	(541,683)
Net transfers	352,997	218,127	364,402	77,238	(925,203)	(1,388,340)
Contract charges	(421)	(405)			(82)	(69)
Adjustments to net assets allocated to contracts in payout phase	4,805	(3,303)	479	(299)	2,578	(537)

Increase (decrease) in net assets resulting from contract transactions	(577,260)	(121,510)	(212,449)	(39,514)	(1,472,267)	(1,691,249)

Total increase (decrease) in net assets	(79,653)	(40,020)	781,492	(1,250,541)	(1,096,555)	(2,920,966)

NET ASSETS:
Beginning of period	7,998,604	8,038,624	2,572,178	3,822,719	6,743,359	9,664,325

End of period	$7,918,951	$7,998,604	$3,353,670	$2,572,178	$5,646,804	$6,743,359

CHANGES IN UNITS OUTSTANDING:
Units issued	38,120	48,021	263,702	160,413	74,284	111,796
Units redeemed	(50,700)	(51,292)	(274,104)	(143,302)	(207,264)	(261,219)

Net increase (decrease)	(12,580)	(3,271)	(10,402)	17,111	(132,980)	(149,423)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,077	$(96)	$18,343	$3,775	$9,630	$1,780
Net realized gain (loss) on investments	42,025	6,191	39,129	14,537	102,016	29,535
Change in net unrealized appreciation (depreciation) on investments	207,854	4,011	135,270	(30,271)	152,002	(87,435)

Increase (decrease) in net assets resulting from operations	259,956	10,106	192,742	(11,959)	263,648	(56,120)

CONTRACT TRANSACTIONS:
Purchase payments received	509,342	943,406	637,501	483,658	934,234	991,439
Transfers for contract benefits and terminations	(80,409)	(425)	(47,154)	(3,010)	(106,273)	(4,622)
Net transfers	292,560	362,950	429,534	38,263	647,018	114,365
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	721,493	1,305,931	1,019,881	518,911	1,474,979	1,101,182

Total increase (decrease) in net assets	981,449	1,316,037	1,212,623	506,952	1,738,627	1,045,062

NET ASSETS:
Beginning of period	1,608,132	292,095	665,727	158,775	1,425,361	380,299

End of period	$2,589,581	$1,608,132	$1,878,350	$665,727	$3,163,988	$1,425,361

CHANGES IN UNITS OUTSTANDING:
Units issued	85,966	136,256	110,342	51,212	150,663	117,617
Units redeemed	(19,964)	(19,657)	(10,166)	(285)	(14,927)	(18,304)

Net increase (decrease)	66,002	116,599	100,176	50,927	135,736	99,313

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO ADVANTAGE VT DISCOVERY FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,191	$8,674	$(3,063)	$(1,426)	$(40,131)	$(50,919)
Net realized gain (loss) on investments	103,823	31,499	49,503	12,803	103,557	1,292,492
Change in net unrealized appreciation (depreciation) on investments	(40,153)	(19,448)	107,075	(47,270)	274,809	(1,497,687)

Increase (decrease) in net assets resulting from operations	93,861	20,725	153,515	(35,893)	338,235	(256,114)

CONTRACT TRANSACTIONS:
Purchase payments received	809,256	678,856	203,453	495,937	4,287	80,848
Transfers for contract benefits and terminations	(77,750)	(3,623)	(31,519)	(4,236)	(494,816)	(247,426)
Net transfers	384,447	195,486	258,224	56,999	(1,285,618)	503,798
Contract charges
Adjustments to net assets allocated to contracts in payout phase					2,946	448

Increase (decrease) in net assets resulting from contract transactions	1,115,953	870,719	430,158	548,700	(1,773,201)	337,668

Total increase (decrease) in net assets	1,209,814	891,444	583,673	512,807	(1,434,966)	81,554

NET ASSETS:
Beginning of period	1,341,026	449,582	623,585	110,778	6,636,900	6,555,346

End of period	$2,550,840	$1,341,026	$1,207,258	$623,585	$5,201,934	$6,636,900

CHANGES IN UNITS OUTSTANDING:
Units issued	106,034	87,097	50,048	50,492	12,410	90,952
Units redeemed	(16,002)	(9,525)	(8,639)	(1,068)	(96,131)	(61,656)

Net increase (decrease)	90,032	77,572	41,409	49,424	(83,721)	29,296

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2016	2015	2016	2015	2016	2015
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,489)	$(5,354)	$67,747	$(40,238)	$(1,751)	$(11,092)
Net realized gain (loss) on investments	(18,531)	118,554	848,215	1,246,291	203,589	(16,356)
Change in net unrealized appreciation (depreciation) on investments	15,934	(99,158)	(337,245)	(1,427,808)	(95,876)	(194,286)

Increase (decrease) in net assets resulting from operations	(8,086)	14,042	578,717	(221,755)	105,962	(221,734)

CONTRACT TRANSACTIONS:
Purchase payments received		23,378	11,419	7,108
Transfers for contract benefits and terminations	(121,952)	(1,092)	(388,437)	(471,812)	(5,183)	(26,308)
Net transfers	(66,158)	524,278	(536,082)	(639,614)	(1,779,933)	(56,124)
Contract charges			(64)	(64)		(154)
Adjustments to net assets allocated to contracts in payout phase			13,148	(3,150)	523	2,069

Increase (decrease) in net assets resulting from contract transactions	(188,110)	546,564	(900,016)	(1,107,532)	(1,784,593)	(80,517)

Total increase (decrease) in net assets	(196,196)	560,606	(321,299)	(1,329,287)	(1,678,631)	(302,251)

NET ASSETS:
Beginning of period	826,682	266,076	6,035,660	7,364,947	1,678,631	1,980,882

End of period	$630,486	$826,682	$5,714,361	$6,035,660	$0	$1,678,631

CHANGES IN UNITS OUTSTANDING:
Units issued	1,976	58,087	8,700	12,968	1,739	246
Units redeemed	(19,800)	(5,530)	(51,316)	(59,453)	(101,131)	(4,721)

Net increase (decrease)	(17,824)	52,557	(42,616)	(46,485)	(99,392)	(4,475)

(1)	For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2016, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU No. 2015-07”). The update required assets using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2016. The Series Account adopted ASU No. 2015-07 for its fiscal year beginning January 1, 2016. The adoption of this ASU did not have a material effect on the Series Account’s financial position or results of operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$1,833,551	$847,614
AB VPS Growth Portfolio	1,533,760	683,150
AB VPS International Growth Portfolio	256,450	1,587,562
AB VPS International Value Portfolio	36,833	605,429
AB VPS Real Estate Investment Portfolio	3,898,848	3,969,137
AB VPS Small/Mid Cap Value Portfolio	2,133,037	1,680,296
Alger Balanced Portfolio	15,576	17,833
Alger Capital Appreciation Portfolio	332,315	54,461
Alger Large Cap Growth Portfolio	1,382,749	5,019,154
Alger Mid Cap Growth Portfolio	121,923	1,061,783
ALPS Red Rocks Listed Private Equity Portfolio	8,820	25
American Century Investments VP Balanced Fund	5,038,788	4,501,377
American Century Investments VP Income & Growth Fund	2,464,872	1,857,355
American Century Investments VP International Fund	1,243,880	1,026,299
American Century Investments VP Mid Cap Value Fund	4,661,342	2,007,351
American Century Investments VP Value Fund	7,713,465	5,765,339
American Funds IS Global Growth Fund	317,090	56,022
American Funds IS New World Fund	315,185	1,462
BlackRock Global Allocation VI Fund	1,371,748	726,032
ClearBridge Variable Mid Cap Portfolio	105,246	145
ClearBridge Variable Small Cap Growth Portfolio	620,461	2,741
Columbia Variable Portfolio - Large Cap Growth Fund	1,621,300	164,733
Columbia Variable Portfolio - Large Cap Growth Fund II	373,000	1,718,005
Columbia Variable Portfolio - Seligman Global Technology Fund	6,498,995	4,199,522
Columbia Variable Portfolio - Small Cap Value Fund	2,411,317	591,373
Delaware VIP Emerging Markets Series	946,005	570,834
Delaware VIP Small Cap Value Series	3,250,764	2,606,123
Delaware VIP Smid Cap Growth Series	3,330,723	2,439,708
Deutsche Capital Growth VIP	4,570,964	6,718,476
Deutsche Core Equity VIP	2,392,924	2,656,455
Deutsche Global Small Cap VIP	356,975	137,681
Deutsche Large Cap Value VIP	1,362,989	3,141,617
Deutsche Small Cap Index VIP	4,112,756	3,236,384
Deutsche Small Mid Cap Growth VIP	285,060	219,379
Deutsche Small Mid Cap Value VIP	1,493,608	1,432,867
Dimensional VA US Targeted Value Portfolio	546,588	26,961
Dreyfus IP MidCap Stock Portfolio	652,928	531,341
Dreyfus VIF Appreciation Portfolio	2,003,452	2,283,677
Dreyfus VIF Growth and Income Portfolio	877,279	669,704
Dreyfus VIF Opportunistic Small Cap Portfolio	172,321	175,430
Federated Fund for U.S. Government Securities II	10,516,169	9,799,588
Federated Managed Tail Risk Fund II	34,852	188,737
Federated Managed Volatility Fund II	30,006	84,999
Franklin Small Cap Value VIP Fund	3,255,022	1,368,678
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	23,739	99
Great-West Ariel Mid Cap Value Fund	8,279	11

Investment Division	Purchases	Sales
Great-West Loomis Sayles Bond Fund	$311,888	$640
Great-West SecureFoundation Balanced Fund	56,047,031	6,147,717
Invesco V.I. Comstock Fund	1,097,489	1,644,593
Invesco V.I. Core Equity Fund	295,006	538,481
Invesco V.I. Growth & Income Fund	2,089,870	2,334,791
Invesco V.I. High Yield Fund	2,347,709	2,499,285
Invesco V.I. International Growth Fund	1,587,102	2,647,752
Invesco V.I. Mid Cap Core Equity Fund	235,589	473,233
Invesco V.I. Small Cap Equity Fund	1,265,938	1,002,204
Invesco V.I. Technology Fund	412,427	827,982
Ivy VIP International Core Equity	222,487	66,501
Janus Aspen Balanced Portfolio Institutional Shares	3,769,601	2,619,543
Janus Aspen Balanced Portfolio Service Shares	12,325,613	11,498,345
Janus Aspen Flexible Bond Portfolio Institutional Shares	4,362,158	1,830,155
Janus Aspen Flexible Bond Portfolio Service Shares	9,658,018	7,865,803
Janus Aspen Global Research Portfolio	283,551	1,293,077
Janus Aspen Global Technology Portfolio Institutional Shares	9,165	180,481
Janus Aspen Global Technology Portfolio Service Shares	1,942,934	1,392,133
Janus Aspen Janus Portfolio	468,782	947,049
Janus Aspen Overseas Portfolio Institutional Shares	265,923	549,791
Janus Aspen Overseas Portfolio Service Shares	325,913	397,418
JPMorgan Insurance Trust Small Cap Core Portfolio	497,717	293,881
Lazard Retirement Emerging Markets Equity Portfolio	4,583,304	4,181,367
LVIP Baron Growth Opportunities Fund	1,915,098	3,268,340
MFS VIT II International Value Portfolio	6,175,500	4,265,313
MFS VIT Utilities Series	4,152,567	3,821,905
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	298,999	279,802
Neuberger Berman AMT Socially Responsive Portfolio	612,923	2,664
NVIT Mid Cap Index Fund	7,645,728	3,521,577
Oppenheimer Global Fund/VA	2,654,413	5,668,179
Oppenheimer International Growth Fund/VA	2,281,279	3,075,870
Opperheimer Main Street Small Cap Fund/VA	364,767	909,601
Pimco VIT Commodity RealReturn Strategy Portfolio	793,915	302,784
Pimco VIT High Yield Portfolio	13,978,431	10,798,536
Pimco VIT Low Duration Portfolio	11,856,501	12,040,050
Pimco VIT Real Return Portfolio	1,210,883	1,148,308
Pimco VIT Total Return Portfolio	16,739,813	20,929,560
Pioneer Emerging Markets VCT Portfolio	314	35,093
Pioneer Fund VCT Portfolio	581,050	400,491
Pioneer Mid Cap Value VCT Portfolio	270,514	781,461
Pioneer Select Mid Cap Growth VCT Portfolio	1,407,267	1,019,505
Prudential Series Fund Equity Portfolio	13,500	279,820
Prudential Series Fund Natural Resources Portfolio	27,526	161,649
Putnam VT American Government Income Fund	5,595,190	5,490,189
Putnam VT Equity Income Fund	3,632,131	4,530,188
Putnam VT Global Asset Allocation Fund	145,526	252
Putnam VT Global Health Care Fund	1,444,731	5,146,692
Putnam VT Income Fund	422,865	21,333
Putnam VT International Equity Fund	267,074	1,251
Putnam VT International Value Fund	262,446	2,114
Putnam VT Investors Fund	91,300	173,884
Putnam VT Small Cap Value Fund	14,240	383

Investment Division	Purchases	Sales
Royce Capital Fund - Small-Cap Portfolio	$762,915	$1,090,929
Schwab Government Money Market Portfolio	63,106,894	70,494,588
Schwab MarketTrack Growth Portfolio	2,856,209	6,502,086
Schwab S&P 500 Index Portfolio	42,631,621	30,828,529
Schwab VIT Balanced Portfolio	237,860	53,820
Schwab VIT Balanced with Growth Portfolio	2,561,155	4,906
Schwab VIT Growth Portfolio	56,241	308
Sentinel Variable Products Bond Fund	2,170,015	4,096,829
Sentinel Variable Products Common Stock Fund	1,699,903	1,469,657
Sentinel Variable Products Small Company Fund	1,372,914	676,058
T. Rowe Price Health Sciences Portfolio	58,037	242,304
T. Rowe Price Health Sciences Portfolio Class II	386,248	2,606,234
Templeton Foreign VIP Fund	1,693,590	1,349,070
Templeton Global Bond VIP Fund	1,149,268	2,223,156
Third Avenue Value Portfolio	15,536	886,411
Touchstone VST Focused Fund	1,165,126	716,143
Universal Institutional Fund U.S. Real Estate Portfolio	1,927,363	2,462,550
Van Eck VIP Global Hard Assets Fund	2,475,920	2,698,148
Van Eck VIP Unconstrained Emerging Markets Bond Fund	715,486	2,237,079
Vanguard VIF Capital Growth Portfolio	995,700	216,095
Vanguard VIF Diversified Value Portfolio	1,174,621	83,532
Vanguard VIF Mid-Cap Index Portfolio	1,743,001	144,121
Vanguard VIF REIT Index Portfolio	1,406,765	151,459
Vanguard VIF Small Company Growth Portfolio	556,872	69,547
Wells Fargo Advantage VT Discovery Fund	647,693	2,052,500
Wells Fargo Advantage VT Omega Growth Fund	58,085	214,255
Wells Fargo Advantage VT Opportunity Fund	811,489	1,119,440
Wells Fargo Advantage VT Small Cap Value Fund	2,580	1,789,566

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts and 1.00% for Schwab OneSource Choice annuity contracts. This charge is recorded as contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements. All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
AB VPS GROWTH AND INCOME PORTFOLIO
2016	415	$24.53	to	$11.91	$8,104	1.07%	0.49%	to	0.85%	10.36%	to	10.76%
2015	378	$22.23	to	$10.76	$6,820	1.43%	0.49%	to	0.85%	0.84%	to	1.20%
2014	360	$22.04	to	$10.62	$6,889	1.31%	0.65%	to	0.85%	8.62%	to	6.20%
2013	343	$20.29	to	$17.69	$6,465	1.36%	0.65%	to	0.85%	33.84%	to	34.12%
2012	386	$15.16	to	$13.19	$5,491	1.55%	0.65%	to	0.85%	16.53%	to	16.73%
AB VPS GROWTH PORTFOLIO
2016	168	$25.08	to	$12.10	$2,940	0.00%	0.49%	to	0.85%	0.26%	to	0.62%
2015	134	$25.01	to	$12.03	$2,389	0.00%	0.49%	to	0.85%	8.14%	to	8.52%
2014	89	$23.13	to	$16.98	$1,627	0.00%	0.65%	to	0.85%	12.34%	to	12.52%
2013	82	$20.59	to	$15.09	$1,326	0.26%	0.65%	to	0.85%	32.84%	to	33.19%
2012	146	$15.50	to	$11.33	$1,713	0.05%	0.65%	to	0.85%	12.97%	to	13.07%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2016	634	$13.39	to	$8.65	$8,560	0.00%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
2015	719	$14.51	to	$9.34	$10,575	0.34%	0.49%	to	0.85%	(2.70) %	to	(2.34) %
2014	909	$14.91	to	$9.56	$13,824	0.00%	0.49%	to	0.85%	(2.04) %	to	(4.40) %
2013	923	$15.22	to	$15.48	$14,361	0.96%	0.65%	to	0.85%	12.66%	to	12.83%
2012	1,044	$13.51	to	$13.72	$14,374	1.62%	0.65%	to	0.85%	14.59%	to	14.81%
AB VPS INTERNATIONAL VALUE PORTFOLIO (Effective date 05/01/2006)
2016	348	$7.87	to	$8.04	$2,794	1.21%	0.65%	to	0.85%	(1.34) %	to	(1.14) %
2015	422	$7.98	to	$8.14	$3,427	2.38%	0.65%	to	0.85%	1.72%	to	1.93%
2014	476	$7.85	to	$7.98	$3,794	3.46%	0.65%	to	0.85%	(6.99) %	to	(6.88) %
2013	554	$8.44	to	$8.57	$4,735	6.04%	0.65%	to	0.85%	21.97%	to	22.25%
2012	662	$6.92	to	$7.01	$4,635	1.53%	0.65%	to	0.85%	13.63%	to	13.80%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
2016	486	$37.64	to	$11.96	$19,183	1.65%	0.49%	to	0.85%	6.85%	to	7.24%
2015	513	$35.22	to	$11.15	$18,927	1.55%	0.49%	to	0.85%	(0.05) %	to	0.31%
2014	452	$35.24	to	$11.12	$20,079	2.87%	0.49%	to	0.85%	24.30%	to	11.20%
2013	433	$28.35	to	$37.05	$15,784	1.44%	0.65%	to	0.85%	3.32%	to	3.52%
2012	474	$27.44	to	$35.79	$16,760	1.09%	0.65%	to	0.85%	20.14%	to	20.42%
AB VPS SMALL/MID CAP VALUE PORTFOLIO (Effective date 05/01/2006)
2016	339	$22.15	to	$12.25	$7,050	0.60%	0.49%	to	0.85%	24.04%	to	24.48%
2015	331	$17.86	to	$9.84	$5,665	0.76%	0.49%	to	0.85%	(6.29) %	to	(5.94) %
2014	334	$19.06	to	$10.45	$6,396	0.71%	0.65%	to	0.85%	8.30%	to	4.50%
2013	392	$17.60	to	$17.87	$6,957	0.66%	0.65%	to	0.85%	36.86%	to	37.15%
2012	321	$12.86	to	$13.03	$4,154	0.53%	0.65%	to	0.85%	17.77%	to	18.03%
ALGER BALANCED PORTFOLIO
2016	46	$18.14	to	$17.61	$831	1.98%	0.65%	to	0.85%	7.59%	to	7.81%
2015	46	$16.86	to	$16.33	$782	2.04%	0.65%	to	0.85%	0.61%	to	0.81%
2014	48	$16.76	to	$16.20	$811	1.98%	0.65%	to	0.85%	8.55%	to	8.72%
2013	51	$15.44	to	$14.90	$788	1.04%	0.65%	to	0.85%	14.29%	to	14.53%
2012	67	$13.51	to	$13.01	$902	1.44%	0.65%	to	0.85%	5.30%	to	5.52%
ALGER CAPITAL APPRECIATION PORTFOLIO (Effective date 05/01/2015)
2016	44	$9.98	to	$10.01	$435	0.28%	0.49%	to	0.69%	(0.18) %	to	0.02%
2015	16	$10.00	to	$10.01	$162	0.12%	0.49%	to	0.69%	(0.01) %	to	0.13%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
ALGER LARGE CAP GROWTH PORTFOLIO
2016	960	$32.54	to	$10.69	$21,261	0.00%	0.49%	to	0.85%	(1.67) %	to	(1.32) %
2015	1,101	$33.09	to	$10.83	$25,296	0.00%	0.49%	to	0.85%	0.86%	to	1.22%
2014	1,060	$32.81	to	$10.70	$24,990	0.16%	0.49%	to	0.85%	10.06%	to	7.00%
2013	1,057	$29.81	to	$14.80	$23,137	0.81%	0.65%	to	0.85%	33.92%	to	34.18%
2012	1,147	$22.26	to	$11.03	$18,561	1.17%	0.65%	to	0.85%	8.96%	to	9.10%
ALGER MID CAP GROWTH PORTFOLIO
2016	166	$23.24	to	$10.42	$3,863	0.00%	0.49%	to	0.85%	0.12%	to	0.47%
2015	206	$23.21	to	$10.34	$4,789	0.00%	0.65%	to	0.85%	(2.40) %	to	(2.20) %
2014	253	$23.78	to	$23.74	$5,993	0.00%	0.65%	to	0.85%	7.12%	to	7.32%
2013	268	$21.66	to	$22.12	$5,984	0.34%	0.65%	to	0.85%	34.71%	to	34.96%
2012	282	$16.08	to	$16.39	$4,678	0.00%	0.65%	to	0.85%	15.27%	to	15.50%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO (Effective date 04/29/2016)
2016	1	$10.58	to	$10.59	$9	5.78%	0.49%	to	0.65%	5.78%	to	5.89%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2016	1,096	$21.05	to	$10.83	$18,762	1.58%	0.49%	to	0.85%	6.09%	to	6.47%
2015	1,075	$19.84	to	$10.17	$18,077	1.74%	0.49%	to	0.85%	(3.40) %	to	(3.05) %
2014	892	$20.54	to	$10.49	$17,084	1.46%	0.49%	to	0.85%	8.91%	to	4.90%
2013	705	$18.56	to	$18.95	$13,328	1.62%	0.65%	to	0.85%	16.44%	to	16.69%
2012	626	$15.94	to	$16.24	$10,170	2.14%	0.65%	to	0.85%	10.85%	to	11.08%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2016	352	$24.05	to	$11.35	$6,252	2.37%	0.49%	to	0.85%	12.53%	to	12.93%
2015	310	$21.38	to	$10.05	$5,120	2.13%	0.49%	to	0.85%	(6.42) %	to	(6.09) %
2014	267	$22.84	to	$10.70	$5,031	2.03%	0.49%	to	0.85%	11.52%	to	7.00%
2013	182	$20.48	to	$17.70	$3,396	2.20%	0.65%	to	0.85%	34.65%	to	34.91%
2012	206	$15.21	to	$13.12	$2,844	2.05%	0.65%	to	0.85%	13.85%	to	13.99%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2016	310	$22.55	to	$8.81	$4,729	1.03%	0.49%	to	0.85%	(6.30) %	to	(5.97) %
2015	279	$24.06	to	$9.37	$4,832	0.36%	0.49%	to	0.85%	(0.10) %	to	0.27%
2014	249	$24.09	to	$9.34	$4,572	1.65%	0.49%	to	0.85%	(6.30) %	to	(6.60) %
2013	259	$25.71	to	$15.90	$5,194	1.74%	0.65%	to	0.85%	21.37%	to	21.56%
2012	294	$21.18	to	$13.08	$4,969	0.88%	0.65%	to	0.85%	20.14%	to	20.44%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND (Effective date 05/01/2009)
2016	434	$30.85	to	$13.08	$11,551	1.58%	0.49%	to	0.85%	21.68%	to	22.12%
2015	334	$25.36	to	$10.71	$7,558	1.49%	0.49%	to	0.85%	(2.41) %	to	(2.06) %
2014	333	$25.98	to	$10.92	$8,296	1.02%	0.65%	to	0.85%	15.26%	to	9.20%
2013	256	$22.54	to	$22.75	$5,802	1.07%	0.65%	to	0.85%	28.80%	to	29.04%
2012	191	$17.50	to	$17.63	$3,354	1.89%	0.65%	to	0.85%	15.21%	to	15.46%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2016	1,112	$27.91	to	$12.25	$28,673	1.79%	0.49%	to	0.85%	19.46%	to	19.89%
2015	1,033	$23.37	to	$10.22	$22,654	2.11%	0.49%	to	0.85%	(4.70) %	to	(4.36) %
2014	1,150	$24.52	to	$10.69	$27,598	1.52%	0.49%	to	0.85%	12.12%	to	6.90%
2013	1,145	$21.68	to	$22.14	$25,305	1.66%	0.65%	to	0.85%	30.60%	to	30.85%
2012	1,109	$16.60	to	$16.92	$18,749	1.92%	0.65%	to	0.85%	13.62%	to	13.86%
AMERICAN FUNDS IS GLOBAL GROWTH FUND (Effective date 05/29/2014)
2016	69	$10.86	to	$10.92	$755	1.26%	0.49%	to	0.69%	0.18%	to	0.39%
2015	49	$10.85	to	$10.88	$535	1.74%	0.49%	to	0.69%	6.50%	to	6.71%
2014	12	$10.18	to	$10.20	$121	2.34%	0.49%	to	0.69%	1.80%	to	2.00%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
AMERICAN FUNDS IS NEW WORLD FUND (Effective date 04/29/2016)
2016	31	$10.34	to	$10.37	$324	0.86%	0.49%	to	0.85%	3.44%	to	3.69%
BLACKROCK GLOBAL ALLOCATION VI FUND (Effective date 05/01/2014)
2016	483	$10.21	to	$10.17	$4,944	1.39%	0.49%	to	0.85%	3.24%	to	3.60%
2015	422	$9.89	to	$9.82	$4,175	1.38%	0.49%	to	0.85%	(1.55) %	to	(1.20) %
2014	145	$10.04	to	$9.94	$1,456	3.49%	0.49%	to	0.85%	0.40%	to	(0.60) %
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO (Effective date 04/29/2016)
2016	10	$11.06	to	$11.06	$111	0.49%	0.65%	to	0.69%	10.62%	to	10.65%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (Effective date 05/01/2015)
2016	70	$10.06	to	$10.10	$711	0.00%	0.49%	to	0.69%	5.08%	to	5.29%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (Effective date 04/29/2016)
2016	147	$10.49	to	$10.52	$1,539	0.00%	0.49%	to	0.85%	4.90%	to	5.15%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND (Effective date 03/11/2011)
2016	459	$19.48	to	$14.95	$8,952	0.00%	0.49%	to	0.85%	18.01%	to	18.43%
2015	483	$16.51	to	$12.63	$7,961	0.00%	0.49%	to	0.85%	8.88%	to	9.29%
2014	488	$15.16	to	$11.54	$7,408	0.00%	0.65%	to	0.85%	24.06%	to	15.40%
2013	401	$12.22	to	$12.29	$4,928	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
2012	429	$9.82	to	$9.86	$4,233	0.00%	0.65%	to	0.85%	6.05%	to	6.36%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (Effective date 05/01/2009)
2016	134	$27.00	to	$12.45	$3,249	0.35%	0.49%	to	0.85%	31.62%	to	32.10%
2015	63	$20.51	to	$9.42	$1,047	0.59%	0.49%	to	0.85%	(7.11) %	to	(6.78) %
2014	44	$22.08	to	$10.11	$965	0.55%	0.49%	to	0.85%	2.17%	to	1.10%
2013	63	$21.61	to	$21.81	$1,366	1.41%	0.65%	to	0.85%	32.90%	to	33.15%
2012	48	$16.26	to	$16.38	$787	0.30%	0.65%	to	0.85%	10.31%	to	10.53%
DELAWARE VIP EMERGING MARKETS SERIES (Effective date 05/01/2014)
2016	178	$8.93	to	$8.60	$1,576	1.04%	0.49%	to	0.85%	12.98%	to	13.37%
2015	140	$7.91	to	$7.59	$1,096	0.61%	0.49%	to	0.85%	(15.23) %	to	(14.92) %
2014	40	$9.33	to	$8.92	$367	0.00%	0.49%	to	0.85%	(6.70) %	to	(10.80) %
DELAWARE VIP SMALL CAP VALUE SERIES
2016	576	$38.26	to	$12.54	$22,467	0.98%	0.49%	to	0.85%	30.30%	to	30.76%
2015	599	$29.37	to	$9.59	$18,348	0.73%	0.49%	to	0.85%	(7.01) %	to	(6.68) %
2014	639	$31.58	to	$10.26	$21,925	0.55%	0.65%	to	0.85%	4.95%	to	2.60%
2013	675	$29.42	to	$35.09	$22,298	0.73%	0.65%	to	0.85%	32.34%	to	32.67%
2012	713	$22.23	to	$26.45	$17,817	0.59%	0.65%	to	0.85%	12.96%	to	13.18%
DELAWARE VIP SMID CAP GROWTH SERIES
2016	317	$31.54	to	$12.83	$8,345	0.24%	0.49%	to	0.85%	7.38%	to	7.77%
2015	311	$29.37	to	$11.90	$7,855	0.37%	0.49%	to	0.85%	6.63%	to	7.01%
2014	258	$27.55	to	$11.12	$6,520	0.07%	0.49%	to	0.85%	2.30%	to	11.20%
2013	347	$20.81	to	$27.40	$8,627	0.02%	0.65%	to	0.85%	40.11%	to	40.37%
2012	299	$14.85	to	$19.52	$5,257	0.26%	0.65%	to	0.85%	10.08%	to	10.34%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
DEUTSCHE CAPITAL GROWTH VIP
2016	903	$27.12	to	$12.38	$18,274	0.86%	0.49%	to	0.85%	3.36%	to	3.74%
2015	1,114	$26.24	to	$11.93	$21,734	0.67%	0.49%	to	0.85%	7.70%	to	8.09%
2014	941	$24.36	to	$11.04	$17,261	0.61%	0.49%	to	0.85%	12.00%	to	10.40%
2013	985	$21.75	to	$15.48	$16,430	1.28%	0.65%	to	0.85%	33.52%	to	33.68%
2012	1,067	$16.29	to	$11.58	$13,179	0.84%	0.65%	to	0.85%	15.04%	to	15.34%
DEUTSCHE CORE EQUITY VIP
2016	489	$23.55	to	$12.49	$10,104	1.40%	0.49%	to	0.85%	9.55%	to	9.94%
2015	536	$21.49	to	$11.36	$10,410	0.78%	0.49%	to	0.85%	4.36%	to	4.73%
2014	491	$20.60	to	$10.84	$9,474	1.08%	0.65%	to	0.85%	10.87%	to	8.40%
2013	470	$14.23	to	$18.90	$8,328	1.46%	0.65%	to	0.85%	36.17%	to	36.46%
2012	531	$10.45	to	$13.85	$6,823	1.45%	0.65%	to	0.85%	4.81%	to	15.03%
DEUTSCHE GLOBAL SMALL CAP VIP (Effective date 05/01/2014)
2016	62	$9.65	to	$9.73	$599	0.41%	0.49%	to	0.85%	0.72%	to	1.07%
2015	44	$9.58	to	$9.62	$423	0.62%	0.49%	to	0.85%	0.30%	to	0.67%
2014	10	$9.55	to	$9.56	$94	0.00%	0.49%	to	0.85%	(4.50) %	to	(4.40) %
DEUTSCHE LARGE CAP VALUE VIP
2016	489	$15.57	to	$9.25	$7,357	1.09%	0.49%	to	0.85%	(5.20) %	to	(4.85) %
2015	636	$16.42	to	$9.72	$10,185	1.58%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2014	799	$17.78	to	$10.49	$14,278	1.59%	0.49%	to	0.85%	9.75%	to	4.90%
2013	712	$16.20	to	$16.48	$11,659	1.91%	0.65%	to	0.85%	29.81%	to	30.07%
2012	764	$12.48	to	$12.67	$9,638	1.83%	0.65%	to	0.85%	8.90%	to	9.04%
DEUTSCHE SMALL CAP INDEX VIP
2016	820	$31.96	to	$12.13	$20,603	1.07%	0.49%	to	0.85%	20.01%	to	20.43%
2015	780	$26.63	to	$10.07	$17,720	1.04%	0.49%	to	0.85%	(5.40) %	to	(5.06) %
2014	726	$28.15	to	$10.61	$18,614	0.93%	0.49%	to	0.85%	3.84%	to	6.10%
2013	698	$27.11	to	$24.98	$18,240	1.58%	0.65%	to	0.85%	37.47%	to	37.71%
2012	672	$19.72	to	$18.14	$12,787	0.88%	0.65%	to	0.85%	15.25%	to	15.54%
DEUTSCHE SMALL MID CAP GROWTH VIP
2016	73	$22.35	to	$11.52	$1,153	0.00%	0.49%	to	0.85%	8.15%	to	8.54%
2015	77	$20.67	to	$10.62	$1,182	0.00%	0.49%	to	0.85%	(1.74) %	to	(1.38) %
2014	41	$21.03	to	$10.76	$640	0.00%	0.49%	to	0.85%	4.78%	to	7.60%
2013	35	$20.07	to	$13.44	$537	0.12%	0.65%	to	0.85%	41.64%	to	41.77%
2012	36	$14.17	to	$9.48	$384	0.00%	0.65%	to	0.85%	13.36%	to	13.67%
DEUTSCHE SMALL MID CAP VALUE VIP (Effective date 05/01/2006)
2016	293	$18.64	to	$11.69	$5,399	0.63%	0.49%	to	0.85%	15.90%	to	16.32%
2015	322	$16.08	to	$10.05	$5,143	0.29%	0.49%	to	0.85%	(2.74) %	to	(2.39) %
2014	338	$16.53	to	$10.29	$5,664	0.82%	0.65%	to	0.85%	4.62%	to	2.90%
2013	424	$15.80	to	$16.04	$6,782	1.20%	0.65%	to	0.85%	34.13%	to	34.34%
2012	449	$11.78	to	$11.94	$5,350	1.13%	0.65%	to	0.85%	12.73%	to	13.07%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO (Effective date 05/29/2014)
2016	115	$12.06	to	$12.13	$1,391	1.43%	0.49%	to	0.69%	26.62%	to	26.88%
2015	69	$9.53	to	$9.56	$658	1.59%	0.49%	to	0.69%	(5.88) %	to	(5.69) %
2014	25	$10.12	to	$10.14	$249	1.66%	0.49%	to	0.69%	1.20%	to	1.40%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
DREYFUS IP MIDCAP STOCK PORTFOLIO
2016	101	$30.15	to	$12.02	$2,385	1.05%	0.49%	to	0.85%	14.49%	to	14.91%
2015	102	$26.34	to	$10.46	$2,123	0.57%	0.49%	to	0.85%	(3.12) %	to	(2.77) %
2014	77	$27.18	to	$10.76	$1,837	0.82%	0.49%	to	0.85%	11.12%	to	7.60%
2013	53	$24.30	to	$24.82	$1,326	1.40%	0.65%	to	0.85%	33.81%	to	34.09%
2012	60	$18.16	to	$18.51	$1,129	0.47%	0.65%	to	0.85%	18.69%	to	18.88%
DREYFUS VIF APPRECIATION PORTFOLIO
2016	455	$19.90	to	$10.77	$8,667	1.63%	0.49%	to	0.85%	6.99%	to	7.38%
2015	550	$18.60	to	$10.03	$9,795	1.65%	0.49%	to	0.85%	(3.29) %	to	(2.95) %
2014	724	$19.24	to	$10.33	$13,589	1.84%	0.65%	to	0.85%	7.19%	to	3.30%
2013	830	$16.42	to	$18.30	$14,618	1.93%	0.65%	to	0.85%	20.12%	to	20.32%
2012	973	$13.67	to	$15.21	$14,235	3.62%	0.65%	to	0.85%	9.45%	to	9.74%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2016	233	$24.33	to	$11.81	$4,058	1.20%	0.49%	to	0.85%	9.10%	to	9.50%
2015	248	$22.30	to	$10.79	$3,955	0.86%	0.49%	to	0.85%	0.73%	to	1.09%
2014	229	$22.14	to	$10.66	$3,881	0.76%	0.65%	to	0.85%	9.17%	to	6.60%
2013	219	$20.28	to	$16.08	$3,577	0.93%	0.65%	to	0.85%	35.65%	to	35.93%
2012	195	$14.95	to	$11.83	$2,362	1.42%	0.65%	to	0.85%	17.07%	to	17.36%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2016	31	$21.51	to	$19.02	$594	0.00%	0.65%	to	0.85%	16.09%	to	16.31%
2015	34	$18.53	to	$16.36	$563	0.00%	0.65%	to	0.85%	(3.09) %	to	(2.91) %
2014	38	$19.12	to	$16.85	$649	0.00%	0.65%	to	0.85%	0.74%	to	0.96%
2013	41	$18.98	to	$16.69	$689	0.00%	0.65%	to	0.85%	47.34%	to	47.57%
2012	47	$12.88	to	$11.31	$541	0.00%	0.65%	to	0.85%	19.48%	to	19.81%
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2016	2,473	$19.90	to	$10.25	$38,225	2.42%	0.49%	to	0.85%	0.75%	to	1.10%
2015	2,381	$19.75	to	$10.14	$37,772	2.70%	0.49%	to	0.85%	(0.33) %	to	0.03%
2014	2,100	$19.82	to	$10.14	$35,765	2.85%	0.49%	to	0.85%	3.77%	to	1.40%
2013	2,200	$19.10	to	$14.67	$36,219	3.41%	0.65%	to	0.85%	(2.90) %	to	(2.65) %
2012	2,578	$19.67	to	$15.07	$43,685	3.91%	0.65%	to	0.85%	2.13%	to	2.31%
FEDERATED MANAGED TAIL RISK FUND II
2016	111	$16.46	to	$16.46	$1,844	1.82%	0.85%	to	0.85%	(4.82) %	to	(4.82) %
2015	120	$17.29	to	$17.29	$2,111	1.69%	0.85%	to	0.85%	(7.27) %	to	(7.27) %
2014	129	$18.64	to	$18.64	$2,437	1.77%	0.85%	to	0.85%	(1.84) %	to	(1.84) %
2013	141	$18.99	to	$18.99	$2,704	1.02%	0.85%	to	0.85%	15.51%	to	15.51%
2012	163	$16.44	to	$16.44	$2,709	0.54%	0.85%	to	0.85%	9.24%	to	9.24%
FEDERATED MANAGED VOLATILITY FUND II
2016	29	$21.34	to	$21.34	$642	4.84%	0.85%	to	0.85%	6.78%	to	6.78%
2015	33	$19.98	to	$19.98	$681	4.30%	0.85%	to	0.85%	(8.34) %	to	(8.34) %
2014	34	$21.80	to	$21.80	$769	3.25%	0.85%	to	0.85%	3.02%	to	3.02%
2013	38	$21.16	to	$21.16	$828	2.90%	0.85%	to	0.85%	20.71%	to	20.71%
2012	41	$17.53	to	$17.53	$713	2.91%	0.85%	to	0.85%	12.59%	to	12.59%
FRANKLIN SMALL CAP VALUE VIP FUND (Effective date 05/01/2006)
2016	329	$19.07	to	$11.89	$5,970	0.78%	0.49%	to	0.85%	29.09%	to	29.55%
2015	243	$14.78	to	$9.18	$3,537	0.65%	0.49%	to	0.85%	(8.17) %	to	(7.84) %
2014	273	$16.09	to	$9.96	$4,423	0.60%	0.49%	to	0.85%	(0.31) %	to	(0.40) %
2013	352	$16.13	to	$16.38	$5,784	1.12%	0.65%	to	0.85%	35.09%	to	35.37%
2012	239	$11.94	to	$12.10	$2,882	0.76%	0.65%	to	0.85%	17.40%	to	17.59%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO (Effective date 04/29/2016)
2016	2	$10.15	to	$10.15	$24	0.41%	0.69%	to	0.69%	1.48%	to	1.48%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
GREAT-WEST ARIEL MID CAP VALUE FUND (Effective date 05/01/2015)
2016	1	$9.94	to	$9.94	$9	0.60%	0.69%	to	0.69%	12.28%	to	12.28%
GREAT-WEST LOOMIS SAYLES BOND FUND (Effective date 04/29/2016)
2016	30	$10.38	to	$10.40	$309	1.64%	0.49%	to	0.85%	3.76%	to	4.01%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND (Effective date 05/29/2014)
2016	12,321	$10.86	to	$10.96	$134,403	2.12%	0.49%	to	0.85%	7.81%	to	8.19%
2015	7,901	$10.07	to	$10.13	$79,792	2.25%	0.49%	to	0.85%	(1.51) %	to	(1.15) %
2014	2,214	$10.23	to	$10.25	$22,657	2.50%	0.49%	to	0.85%	2.30%	to	2.50%
INVESCO V.I. COMSTOCK FUND
2016	294	$20.30	to	$11.47	$5,684	1.48%	0.49%	to	0.85%	16.31%	to	16.73%
2015	354	$17.46	to	$9.82	$5,865	1.87%	0.49%	to	0.85%	(6.78) %	to	(6.45) %
2014	441	$18.73	to	$10.50	$7,981	1.34%	0.49%	to	0.85%	8.52%	to	5.00%
2013	354	$17.26	to	$17.57	$6,190	1.87%	0.65%	to	0.85%	34.84%	to	35.15%
2012	261	$12.80	to	$13.00	$3,388	1.90%	0.65%	to	0.85%	18.19%	to	18.40%
INVESCO V.I. CORE EQUITY FUND
2016	121	$31.14	to	$31.14	$3,817	0.76%	0.85%	to	0.85%	9.33%	to	9.33%
2015	138	$28.48	to	$28.48	$3,967	1.13%	0.85%	to	0.85%	(6.57) %	to	(6.57) %
2014	145	$30.48	to	$30.48	$4,479	0.85%	0.85%	to	0.85%	7.21%	to	7.21%
2013	162	$28.43	to	$28.43	$4,647	1.36%	0.85%	to	0.85%	28.18%	to	28.18%
2012	184	$22.18	to	$22.18	$4,119	0.97%	0.85%	to	0.85%	12.88%	to	12.88%
INVESCO V.I. GROWTH & INCOME FUND
2016	527	$21.97	to	$12.18	$11,307	1.11%	0.49%	to	0.85%	18.69%	to	19.12%
2015	588	$18.51	to	$10.22	$10,786	2.86%	0.49%	to	0.85%	(3.88) %	to	(3.54) %
2014	634	$19.26	to	$10.60	$12,394	1.79%	0.49%	to	0.85%	9.37%	to	6.00%
2013	742	$17.61	to	$17.92	$13,250	1.53%	0.65%	to	0.85%	32.91%	to	33.23%
2012	670	$13.25	to	$13.45	$9,017	1.50%	0.65%	to	0.85%	13.73%	to	13.89%
INVESCO V.I. HIGH YIELD FUND
2016	185	$24.07	to	$10.40	$3,728	4.34%	0.49%	to	0.85%	10.28%	to	10.67%
2015	195	$21.83	to	$9.40	$3,651	5.60%	0.49%	to	0.85%	(3.99) %	to	(3.64) %
2014	158	$22.74	to	$9.75	$3,385	4.67%	0.49%	to	0.85%	0.89%	to	(2.50) %
2013	130	$22.54	to	$19.90	$2,922	4.92%	0.65%	to	0.85%	6.10%	to	6.36%
2012	142	$21.24	to	$18.71	$2,995	5.10%	0.65%	to	0.85%	16.13%	to	16.36%
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 05/01/2006)
2016	903	$13.31	to	$9.23	$11,540	1.36%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
2015	977	$13.49	to	$9.32	$12,808	1.50%	0.49%	to	0.85%	(3.17) %	to	(2.82) %
2014	898	$13.93	to	$9.59	$12,441	1.59%	0.49%	to	0.85%	(0.50) %	to	(4.10) %
2013	942	$14.00	to	$14.22	$13,361	1.20%	0.65%	to	0.85%	18.04%	to	18.30%
2012	837	$11.86	to	$12.02	$10,023	1.50%	0.65%	to	0.85%	14.48%	to	14.80%
INVESCO V.I. MID CAP CORE EQUITY FUND (Effective date 05/01/2009)
2016	109	$20.42	to	$10.78	$2,196	0.08%	0.49%	to	0.85%	12.48%	to	12.89%
2015	129	$18.15	to	$9.55	$2,300	0.33%	0.49%	to	0.85%	(4.84) %	to	(4.50) %
2014	149	$19.08	to	$19.30	$2,865	0.04%	0.65%	to	0.85%	3.58%	to	3.76%
2013	144	$18.42	to	$18.60	$2,669	0.79%	0.65%	to	0.85%	27.74%	to	28.01%
2012	109	$14.42	to	$14.53	$1,578	0.06%	0.65%	to	0.85%	9.99%	to	10.24%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 05/01/2009)
2016	149	$24.89	to	$11.05	$2,862	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
2015	129	$22.40	to	$9.91	$2,478	0.00%	0.49%	to	0.85%	(6.32) %	to	(5.98) %
2014	100	$23.91	to	$10.54	$2,385	0.00%	0.49%	to	0.85%	1.49%	to	5.40%
2013	104	$23.56	to	$23.78	$2,458	0.01%	0.65%	to	0.85%	36.34%	to	36.59%
2012	66	$17.28	to	$17.41	$1,148	0.00%	0.65%	to	0.85%	12.94%	to	13.13%
INVESCO V.I. TECHNOLOGY FUND
2016	367	$22.74	to	$11.19	$2,394	0.00%	0.49%	to	0.85%	(1.59) %	to	(1.24) %
2015	429	$23.11	to	$11.33	$2,987	0.00%	0.49%	to	0.85%	5.91%	to	6.29%
2014	408	$21.82	to	$10.66	$2,361	0.00%	0.49%	to	0.85%	10.09%	to	6.60%
2013	380	$19.82	to	$9.16	$1,654	0.00%	0.65%	to	0.85%	24.11%	to	24.29%
2012	492	$15.97	to	$7.37	$1,696	0.00%	0.65%	to	0.85%	10.29%	to	10.66%
IVY VIP INTERNATIONAL CORE EQUITY (Effective date 05/01/2015)
2016	31	$9.00	to	$9.06	$284	1.37%	0.49%	to	0.85%	0.23%	to	0.59%
2015	14	$8.99	to	$9.00	$129	0.00%	0.49%	to	0.69%	(10.08) %	to	(9.96) %
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2016	844	$24.94	to	$10.85	$13,001	2.28%	0.49%	to	0.85%	3.72%	to	4.10%
2015	709	$24.05	to	$10.42	$11,741	1.95%	0.49%	to	0.85%	(0.23) %	to	0.12%
2014	377	$24.11	to	$10.41	$8,548	1.69%	0.49%	to	0.85%	7.63%	to	4.10%
2013	404	$22.05	to	$22.52	$9,064	2.24%	0.65%	to	0.85%	19.09%	to	19.34%
2012	463	$18.51	to	$18.87	$8,715	2.79%	0.65%	to	0.85%	12.66%	to	12.86%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2016	4,739	$17.17	to	$10.73	$71,902	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
2015	4,591	$16.60	to	$10.36	$70,239	1.62%	0.65%	to	0.85%	(0.44) %	to	(0.24) %
2014	4,357	$16.67	to	$10.38	$72,208	1.54%	0.65%	to	0.85%	7.27%	to	3.80%
2013	3,611	$15.54	to	$15.75	$57,602	2.06%	0.65%	to	0.85%	18.81%	to	19.05%
2012	2,979	$13.08	to	$13.23	$39,676	2.58%	0.65%	to	0.85%	12.37%	to	12.69%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2016	1,322	$22.12	to	$10.23	$20,570	2.91%	0.49%	to	0.85%	1.60%	to	1.96%
2015	1,059	$21.77	to	$10.04	$18,126	2.38%	0.49%	to	0.85%	(0.63) %	to	(0.27) %
2014	800	$21.91	to	$10.06	$16,367	3.38%	0.49%	to	0.85%	4.04%	to	0.60%
2013	830	$16.04	to	$20.04	$17,036	4.04%	0.65%	to	0.85%	(0.99) %	to	(0.79) %
2012	956	$16.20	to	$20.20	$20,266	3.74%	0.65%	to	0.85%	7.43%	to	7.62%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2016	3,225	$15.22	to	$10.13	$49,221	2.42%	0.65%	to	0.85%	1.36%	to	1.56%
2015	3,177	$15.02	to	$9.97	$47,506	1.89%	0.65%	to	0.85%	(0.91) %	to	(0.71) %
2014	3,570	$15.15	to	$10.04	$54,600	3.23%	0.65%	to	0.85%	3.77%	to	0.40%
2013	2,632	$14.60	to	$14.79	$38,911	3.63%	0.65%	to	0.85%	(1.15) %	to	(1.00) %
2012	3,009	$14.77	to	$14.94	$44,907	3.48%	0.65%	to	0.85%	7.18%	to	7.40%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2016	356	$24.87	to	$10.19	$7,264	1.09%	0.49%	to	0.85%	1.20%	to	1.58%
2015	401	$24.58	to	$10.03	$8,191	0.67%	0.49%	to	0.85%	(3.11) %	to	(2.77) %
2014	412	$25.37	to	$10.32	$8,946	1.09%	0.49%	to	0.85%	6.55%	to	3.20%
2013	344	$23.81	to	$12.21	$7,763	1.21%	0.65%	to	0.85%	27.33%	to	27.59%
2012	385	$18.70	to	$9.57	$6,800	0.85%	0.65%	to	0.85%	19.11%	to	19.33%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES (Effective date 05/29/2014)
2016	11	$12.71	to	$12.78	$144	0.19%	0.49%	to	0.69%	13.42%	to	13.65%
2015	28	$11.21	to	$11.24	$315	0.56%	0.49%	to	0.69%	4.13%	to	4.33%
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES (Effective date 05/01/2014)
2016	122	$13.02	to	$12.64	$1,595	0.06%	0.65%	to	0.85%	12.89%	to	13.12%
2015	86	$11.53	to	$11.18	$993	0.53%	0.65%	to	0.85%	3.76%	to	3.97%
2014	18	$11.11	to	$11.13	$201	0.00%	0.65%	to	0.85%	11.10%	to	11.30%
JANUS ASPEN JANUS PORTFOLIO
2016	221	$29.75	to	$29.75	$6,640	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
2015	251	$29.86	to	$29.86	$7,565	0.63%	0.85%	to	0.85%	4.45%	to	4.45%
2014	270	$28.58	to	$28.58	$7,776	0.36%	0.85%	to	0.85%	12.03%	to	12.03%
2013	312	$25.51	to	$25.51	$8,015	0.79%	0.85%	to	0.85%	29.23%	to	29.23%
2012	352	$19.74	to	$19.74	$6,953	0.55%	0.85%	to	0.85%	17.57%	to	17.57%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2016	158	$20.31	to	$20.31	$3,240	4.67%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
2015	183	$21.89	to	$21.89	$4,066	0.59%	0.85%	to	0.85%	(9.36) %	to	(9.36) %
2014	207	$24.15	to	$24.15	$5,011	5.85%	0.85%	to	0.85%	(12.63) %	to	(12.63) %
2013	231	$27.64	to	$27.64	$6,409	3.16%	0.85%	to	0.85%	13.60%	to	13.60%
2012	278	$24.33	to	$24.33	$6,784	0.69%	0.85%	to	0.85%	12.48%	to	12.48%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2016	186	$7.72	to	$7.72	$1,486	4.76%	0.85%	to	0.85%	(7.49) %	to	(7.49) %
2015	212	$8.34	to	$8.34	$1,795	0.51%	0.85%	to	0.85%	(9.57) %	to	(9.57) %
2014	227	$9.22	to	$9.22	$2,112	5.75%	0.85%	to	0.85%	(12.85) %	to	(12.85) %
2013	263	$10.58	to	$10.58	$2,791	2.92%	0.85%	to	0.85%	13.28%	to	13.28%
2012	364	$9.34	to	$9.34	$3,406	0.60%	0.85%	to	0.85%	12.26%	to	12.26%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2016	92	$33.56	to	$12.26	$2,054	0.54%	0.49%	to	0.85%	19.20%	to	19.63%
2015	85	$28.16	to	$10.25	$1,651	0.13%	0.49%	to	0.85%	(6.08) %	to	(5.75) %
2014	50	$29.98	to	$10.88	$1,213	0.12%	0.49%	to	0.85%	8.66%	to	8.80%
2013	39	$27.59	to	$23.68	$944	0.58%	0.65%	to	0.85%	41.05%	to	41.37%
2012	44	$19.56	to	$16.75	$756	0.21%	0.65%	to	0.85%	18.76%	to	18.96%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO (Effective date 05/01/2009)
2016	994	$15.40	to	$8.53	$14,013	1.09%	0.49%	to	0.85%	19.75%	to	20.20%
2015	950	$12.86	to	$7.10	$11,429	1.07%	0.49%	to	0.85%	(20.73) %	to	(20.45) %
2014	983	$16.23	to	$8.92	$15,683	1.70%	0.49%	to	0.85%	(5.42) %	to	(10.80) %
2013	892	$17.16	to	$17.32	$15,450	1.43%	0.65%	to	0.85%	(2.11) %	to	(1.87) %
2012	862	$17.53	to	$17.65	$15,227	1.76%	0.65%	to	0.85%	21.06%	to	21.22%
LVIP BARON GROWTH OPPORTUNITIES FUND
2016	600	$36.08	to	$10.66	$18,515	0.50%	0.49%	to	0.85%	4.68%	to	5.05%
2015	692	$34.47	to	$10.15	$20,247	0.00%	0.49%	to	0.85%	(5.58) %	to	(5.23) %
2014	670	$36.50	to	$10.70	$22,761	0.17%	0.65%	to	0.85%	3.96%	to	7.00%
2013	782	$35.11	to	$31.16	$25,781	0.43%	0.65%	to	0.85%	38.88%	to	39.17%
2012	728	$25.28	to	$22.39	$17,236	1.16%	0.65%	to	0.85%	17.25%	to	17.47%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
MFS VIT II INTERNATIONAL VALUE PORTFOLIO (Effective date 05/01/2009)
2016	1,515	$21.80	to	$10.54	$27,521	1.16%	0.49%	to	0.85%	2.97%	to	3.33%
2015	1,391	$21.17	to	$10.20	$25,542	1.85%	0.49%	to	0.85%	5.42%	to	5.80%
2014	1,063	$20.08	to	$9.64	$20,597	1.79%	0.49%	to	0.85%	0.25%	to	(3.60) %
2013	885	$20.03	to	$20.22	$17,878	1.39%	0.65%	to	0.85%	26.53%	to	26.85%
2012	732	$15.83	to	$15.94	$11,646	1.39%	0.65%	to	0.85%	14.96%	to	15.17%
MFS VIT UTILITIES SERIES
2016	444	$13.75	to	$9.44	$6,055	4.04%	0.49%	to	0.85%	10.30%	to	10.69%
2015	447	$12.47	to	$8.52	$5,537	3.37%	0.49%	to	0.85%	(15.48) %	to	(15.18) %
2014	614	$14.75	to	$10.05	$9,097	2.02%	0.49%	to	0.85%	11.49%	to	0.50%
2013	449	$13.23	to	$13.38	$6,000	2.10%	0.65%	to	0.85%	19.19%	to	19.46%
2012	492	$11.10	to	$11.20	$5,493	6.74%	0.65%	to	0.85%	12.23%	to	12.45%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO (Effective date 05/01/2006)
2016	54	$17.06	to	$11.35	$874	0.23%	0.49%	to	0.85%	15.01%	to	15.42%
2015	56	$14.83	to	$9.84	$790	0.50%	0.49%	to	0.85%	(9.30) %	to	(8.97) %
2014	22	$16.35	to	$16.64	$396	0.83%	0.65%	to	0.85%	12.60%	to	12.81%
2013	14	$14.52	to	$14.75	$233	0.82%	0.65%	to	0.85%	35.57%	to	35.82%
2012	18	$10.71	to	$10.86	$220	0.37%	0.65%	to	0.85%	14.30%	to	14.68%
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO (Effective date 05/01/2015)
2016	66	$10.56	to	$10.56	$696	0.63%	0.49%	to	0.49%	9.10%	to	9.10%
2015	5	$9.68	to	$9.68	$52	0.00%	0.49%	to	0.49%	(3.22) %	to	(3.22) %
NVIT MID CAP INDEX FUND
2016	698	$34.55	to	$12.20	$20,033	1.21%	0.49%	to	0.85%	19.00%	to	19.43%
2015	558	$29.04	to	$10.21	$14,540	0.85%	0.49%	to	0.85%	(3.60) %	to	(3.25) %
2014	541	$30.12	to	$10.56	$15,363	0.88%	0.49%	to	0.85%	8.27%	to	5.60%
2013	499	$27.45	to	$28.03	$14,036	0.98%	0.65%	to	0.85%	31.65%	to	31.91%
2012	479	$20.85	to	$21.25	$10,251	0.90%	0.65%	to	0.85%	16.29%	to	16.57%
OPPENHEIMER GLOBAL FUND/VA
2016	1,026	$28.84	to	$10.19	$25,013	1.06%	0.49%	to	0.85%	(0.76) %	to	(0.41) %
2015	1,244	$29.06	to	$10.23	$30,284	1.32%	0.49%	to	0.85%	3.06%	to	3.44%
2014	1,192	$28.20	to	$9.89	$29,837	1.11%	0.49%	to	0.85%	1.44%	to	(1.10) %
2013	1,205	$27.80	to	$22.84	$30,043	1.37%	0.65%	to	0.85%	26.24%	to	26.47%
2012	1,248	$22.02	to	$18.06	$24,678	2.15%	0.65%	to	0.85%	20.20%	to	20.48%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2016	771	$19.44	to	$9.03	$12,849	1.12%	0.49%	to	0.85%	(2.95) %	to	(2.59) %
2015	804	$20.03	to	$9.27	$14,410	1.13%	0.49%	to	0.85%	2.56%	to	2.92%
2014	715	$19.53	to	$9.01	$13,541	1.17%	0.49%	to	0.85%	(8.01) %	to	(9.90) %
2013	674	$21.23	to	$21.60	$14,517	1.34%	0.65%	to	0.85%	24.81%	to	25.00%
2012	601	$17.01	to	$17.28	$10,346	1.49%	0.65%	to	0.85%	21.15%	to	21.43%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (Effective date 05/01/2014)
2016	108	$12.07	to	$12.04	$1,298	0.43%	0.49%	to	0.85%	17.06%	to	17.47%
2015	162	$10.31	to	$10.25	$1,669	0.73%	0.49%	to	0.85%	(6.70) %	to	(6.36) %
2014	21	$11.05	to	$10.93	$230	0.00%	0.65%	to	0.85%	10.50%	to	9.30%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO (Effective date 05/01/2014)
2016	152	$6.23	to	$6.29	$949	1.27%	0.49%	to	0.85%	14.19%	to	14.58%
2015	69	$5.45	to	$5.49	$376	3.35%	0.49%	to	0.85%	(26.34) %	to	(26.06) %
2014	34	$7.39	to	$7.42	$254	0.28%	0.49%	to	0.85%	(26.10) %	to	(25.80) %
PIMCO VIT HIGH YIELD PORTFOLIO
2016	1,414	$21.90	to	$10.86	$30,946	5.22%	0.49%	to	0.85%	11.50%	to	11.92%
2015	1,250	$19.64	to	$9.70	$25,838	5.24%	0.49%	to	0.85%	(2.47) %	to	(2.13) %
2014	1,632	$20.14	to	$9.91	$36,792	5.25%	0.49%	to	0.85%	2.49%	to	(0.90) %
2013	1,638	$19.25	to	$24.53	$36,378	5.45%	0.65%	to	0.85%	4.85%	to	5.05%
2012	1,895	$18.36	to	$23.35	$39,754	5.77%	0.65%	to	0.85%	13.33%	to	13.57%
PIMCO VIT LOW DURATION PORTFOLIO
2016	5,614	$13.34	to	$10.01	$73,774	1.49%	0.49%	to	0.85%	0.55%	to	0.92%
2015	5,585	$13.26	to	$9.92	$73,894	3.42%	0.49%	to	0.85%	(0.54) %	to	(0.18) %
2014	5,881	$13.33	to	$9.94	$79,347	1.12%	0.49%	to	0.85%	(0.07) %	to	(0.60) %
2013	5,957	$13.28	to	$13.56	$80,668	1.45%	0.65%	to	0.85%	(0.97) %	to	(0.80) %
2012	5,758	$13.41	to	$13.67	$78,783	1.90%	0.65%	to	0.85%	4.93%	to	5.15%
PIMCO VIT REAL RETURN PORTFOLIO (Effective date 05/29/2014)
2016	89	$9.99	to	$9.81	$875	2.01%	0.49%	to	0.85%	(0.10) %	to	4.69%
2015	85	$9.34	to	$9.37	$791	6.39%	0.49%	to	0.69%	(3.37) %	to	(3.18) %
2014	27	$9.66	to	$9.68	$258	0.03%	0.49%	to	0.69%	(3.40) %	to	(3.20) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2016	6,632	$16.01	to	$10.30	$100,615	2.08%	0.49%	to	0.85%	1.81%	to	2.18%
2015	6,795	$15.73	to	$10.08	$104,032	4.96%	0.49%	to	0.85%	(0.40) %	to	(0.04) %
2014	6,953	$15.79	to	$10.08	$110,569	2.12%	0.49%	to	0.85%	3.41%	to	0.80%
2013	8,360	$15.27	to	$15.53	$129,646	2.19%	0.65%	to	0.85%	(2.80) %	to	(2.63) %
2012	9,438	$15.71	to	$15.95	$150,432	2.57%	0.65%	to	0.85%	8.72%	to	8.87%
PIONEER EMERGING MARKETS VCT PORTFOLIO (Effective date 05/01/2008)
2016	26	$5.41	to	$5.50	$141	0.20%	0.65%	to	0.85%	5.09%	to	5.30%
2015	32	$5.15	to	$5.23	$166	3.79%	0.65%	to	0.85%	(16.28) %	to	(16.11) %
2014	34	$6.15	to	$6.23	$211	0.20%	0.65%	to	0.85%	(13.50) %	to	(13.35) %
2013	58	$7.11	to	$7.19	$416	0.88%	0.65%	to	0.85%	(3.00) %	to	(2.84) %
2012	104	$7.33	to	$7.40	$771	0.21%	0.65%	to	0.85%	10.73%	to	10.94%
PIONEER FUND VCT PORTFOLIO
2016	137	$23.53	to	$18.14	$3,030	1.32%	0.65%	to	0.85%	8.89%	to	9.11%
2015	156	$21.61	to	$16.63	$3,115	1.08%	0.65%	to	0.85%	(0.91) %	to	(0.70) %
2014	178	$21.80	to	$16.75	$3,594	1.19%	0.65%	to	0.85%	10.10%	to	10.34%
2013	213	$19.80	to	$15.18	$3,921	1.25%	0.65%	to	0.85%	32.09%	to	32.46%
2012	242	$14.99	to	$11.46	$3,281	1.51%	0.65%	to	0.85%	9.34%	to	9.46%
PIONEER MID CAP VALUE VCT PORTFOLIO
2016	113	$17.41	to	$11.52	$1,941	0.46%	0.49%	to	0.85%	15.25%	to	15.66%
2015	155	$15.11	to	$9.96	$2,339	0.55%	0.49%	to	0.85%	(7.15) %	to	(6.81) %
2014	219	$16.27	to	$16.56	$3,618	0.72%	0.65%	to	0.85%	13.86%	to	14.05%
2013	166	$14.29	to	$14.52	$2,413	0.72%	0.65%	to	0.85%	31.58%	to	31.88%
2012	164	$10.86	to	$11.01	$1,812	0.82%	0.65%	to	0.85%	9.92%	to	10.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (Effective date 05/01/2006)
2016	207	$25.18	to	$11.09	$4,691	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
2015	215	$24.48	to	$10.74	$4,752	0.00%	0.49%	to	0.85%	0.77%	to	1.13%
2014	235	$24.29	to	$10.62	$5,149	0.00%	0.49%	to	0.85%	8.49%	to	6.20%
2013	273	$22.39	to	$14.96	$5,542	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
2012	261	$15.85	to	$10.57	$3,810	0.00%	0.65%	to	0.85%	6.16%	to	6.34%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2016	67	$22.68	to	$10.93	$1,436	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
2015	80	$22.13	to	$22.43	$1,653	0.00%	0.65%	to	0.85%	1.11%	to	1.31%
2014	95	$21.89	to	$22.14	$1,945	0.00%	0.65%	to	0.85%	6.37%	to	6.60%
2013	112	$16.39	to	$20.77	$2,161	0.00%	0.65%	to	0.85%	31.84%	to	32.12%
2012	104	$12.43	to	$15.72	$1,532	0.22%	0.65%	to	0.85%	12.29%	to	12.45%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO (Effective date 05/01/2009)
2016	94	$10.57	to	$6.36	$953	0.00%	0.49%	to	0.85%	23.77%	to	24.20%
2015	108	$8.54	to	$5.12	$880	0.00%	0.49%	to	0.85%	(29.45) %	to	(29.19) %
2014	122	$12.10	to	$7.23	$1,461	0.00%	0.49%	to	0.85%	(20.50) %	to	(27.70) %
2013	148	$15.22	to	$15.36	$2,278	0.00%	0.65%	to	0.85%	8.79%	to	9.01%
2012	166	$13.99	to	$14.09	$2,344	0.00%	0.65%	to	0.85%	(3.72) %	to	(3.56) %
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND (Effective date 04/30/2010)
2016	1,134	$10.93	to	$9.94	$12,072	1.99%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
2015	1,136	$11.00	to	$9.97	$12,191	2.06%	0.49%	to	0.85%	(1.49) %	to	(1.14) %
2014	805	$11.17	to	$10.08	$9,038	2.86%	0.49%	to	0.85%	3.43%	to	0.80%
2013	224	$10.80	to	$10.88	$2,430	1.37%	0.65%	to	0.85%	(1.37) %	to	(1.09) %
2012	267	$10.95	to	$11.00	$2,928	2.34%	0.65%	to	0.85%	1.01%	to	1.20%
PUTNAM VT EQUITY INCOME FUND (Effective date 04/30/2010)
2016	641	$20.15	to	$11.60	$12,018	1.79%	0.49%	to	0.85%	12.69%	to	13.09%
2015	722	$17.88	to	$10.26	$11,921	1.60%	0.49%	to	0.85%	(3.86) %	to	(3.51) %
2014	640	$18.60	to	$10.62	$11,710	1.54%	0.65%	to	0.85%	11.71%	to	6.20%
2013	484	$16.65	to	$16.77	$8,128	1.64%	0.65%	to	0.85%	31.31%	to	31.53%
2012	324	$12.68	to	$12.75	$4,188	2.24%	0.65%	to	0.85%	18.28%	to	18.60%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Effective date 04/29/2016)
2016	14	$10.61	to	$10.61	$150	0.00%	0.65%	to	0.65%	6.11%	to	6.11%
PUTNAM VT GLOBAL HEALTH CARE FUND (Effective date 05/02/2011)
2016	326	$17.36	to	$11.19	$5,686	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %
2015	603	$19.75	to	$12.68	$11,723	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
2014	718	$18.48	to	$11.81	$13,244	0.23%	0.65%	to	0.85%	26.58%	to	18.10%
2013	627	$14.60	to	$14.68	$9,174	0.85%	0.65%	to	0.85%	40.52%	to	40.75%
2012	358	$10.39	to	$10.43	$3,725	0.93%	0.65%	to	0.85%	21.24%	to	21.56%
PUTNAM VT INCOME FUND (Effective date 05/01/2015)
2016	69	$9.75	to	$9.81	$679	3.00%	0.49%	to	0.85%	1.40%	to	1.76%
2015	30	$9.62	to	$9.64	288	0.00%	0.49%	to	0.85%	(3.80) %	to	(3.57) %
PUTNAM VT INTERNATIONAL EQUITY FUND (Effective date 04/29/2016)
2016	27	$9.96	to	$9.98	$271	0.00%	0.49%	to	0.69%	(0.38) %	to	(0.25) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
PUTNAM VT INTERNATIONAL VALUE FUND (Effective date 05/01/2015)
2016	48	$8.96	to	$8.99	$428	2.08%	0.49%	to	0.69%	0.59%	to	0.80%
2015	18	$8.91	to	$8.92	$163	0.00%	0.49%	to	0.69%	(10.88) %	to	(10.76) %
PUTNAM VT INVESTORS FUND (Effective date 05/01/2014)
2016	62	$11.98	to	$11.80	$737	1.56%	0.49%	to	0.85%	11.40%	to	11.80%
2015	72	$10.76	to	$10.53	$771	1.52%	0.65%	to	0.85%	(2.79) %	to	(2.59) %
2014	56	$11.06	to	$10.81	$614	0.00%	0.65%	to	0.85%	10.60%	to	8.10%
PUTNAM VT SMALL CAP VALUE FUND (Effective date 05/01/2015)
2016	1	$11.80	to	$11.84	$18	1.39%	0.65%	to	0.85%	26.71%	to	26.96%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO (Effective date 05/01/2009)
2016	166	$23.58	to	$11.00	$3,933	1.53%	0.49%	to	0.85%	19.52%	to	19.95%
2015	218	$19.73	to	$9.17	$4,265	0.33%	0.49%	to	0.85%	(12.71) %	to	(12.40) %
2014	286	$22.61	to	$10.47	$6,460	0.00%	0.49%	to	0.85%	2.08%	to	4.70%
2013	419	$22.15	to	$22.36	$9,349	1.12%	0.65%	to	0.85%	33.27%	to	33.57%
2012	393	$16.62	to	$16.74	$6,560	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2016	8,256	$12.81	to	$9.88	$93,377	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %
2015	8,804	$12.92	to	$9.92	$100,169	0.01%	0.49%	to	0.85%	(0.84) %	to	(0.48) %
2014	8,660	$13.03	to	$9.97	$99,172	0.01%	0.49%	to	0.85%	(0.84) %	to	(0.30) %
2013	7,650	$13.14	to	$11.14	$89,931	0.01%	0.65%	to	0.85%	(0.83) %	to	(0.62) %
2012	8,208	$13.25	to	$11.21	$97,088	0.01%	0.65%	to	0.85%	(0.82) %	to	(0.62) %
SCHWAB MARKETTRACK GROWTH PORTFOLIO
2016	1,121	$30.20	to	$20.21	$26,301	1.66%	0.65%	to	0.85%	8.07%	to	8.29%
2015	1,354	$27.94	to	$18.66	$28,867	1.55%	0.65%	to	0.85%	(1.77) %	to	(1.57) %
2014	1,479	$28.45	to	$18.96	$31,770	1.31%	0.65%	to	0.85%	4.60%	to	4.75%
2013	1,495	$27.20	to	$18.10	$30,797	1.72%	0.65%	to	0.85%	22.52%	to	22.80%
2012	1,600	$22.20	to	$14.74	$27,047	2.46%	0.65%	to	0.85%	12.46%	to	12.69%
SCHWAB S&P 500 INDEX PORTFOLIO
2016	12,396	$37.09	to	$12.09	$267,910	1.78%	0.49%	to	0.85%	10.74%	to	11.13%
2015	11,353	$33.49	to	$10.88	$232,387	1.54%	0.49%	to	0.85%	0.31%	to	0.68%
2014	9,689	$33.39	to	$10.80	$217,712	1.45%	0.49%	to	0.85%	12.46%	to	8.00%
2013	8,780	$29.69	to	$17.11	$183,023	1.65%	0.65%	to	0.85%	30.97%	to	31.21%
2012	8,124	$22.67	to	$13.04	$131,761	1.68%	0.65%	to	0.85%	14.73%	to	14.99%
SCHWAB VIT BALANCED PORTFOLIO (Effective date 04/29/2016)
2016	18	$10.20	to	$10.20	$182	0.00%	0.49%	to	0.49%	1.99%	to	1.99%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO (Effective date 04/29/2016)
2016	248	$10.33	to	$10.35	$2,560	0.22%	0.49%	to	0.69%	3.35%	to	3.48%
SCHWAB VIT GROWTH PORTFOLIO (Effective date 04/29/2016)
2016	6	$10.48	to	$10.50	$58	0.00%	0.49%	to	0.69%	4.82%	to	4.96%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
SENTINEL VARIABLE PRODUCTS BOND FUND (Effective date 05/01/2009)
2016	902	$12.58	to	$9.78	$10,350	1.82%	0.49%	to	0.85%	(0.04) %	to	0.32%
2015	1,048	$12.59	to	$9.75	$12,354	3.07%	0.49%	to	0.85%	(2.12) %	to	(1.76) %
2014	925	$12.86	to	$9.92	$11,780	4.80%	0.49%	to	0.85%	3.13%	to	(0.80) %
2013	270	$12.47	to	$12.59	$3,396	3.57%	0.65%	to	0.85%	(1.19) %	to	(0.94) %
2012	259	$12.62	to	$12.71	$3,287	3.58%	0.65%	to	0.85%	5.61%	to	5.83%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND (Effective date 05/01/2009)
2016	363	$26.22	to	$11.82	$8,846	1.67%	0.49%	to	0.85%	10.32%	to	10.71%
2015	385	$23.77	to	$10.67	$8,574	2.67%	0.49%	to	0.85%	(0.66) %	to	(0.30) %
2014	405	$23.93	to	$10.71	$9,610	1.59%	0.49%	to	0.85%	9.42%	to	7.10%
2013	471	$21.87	to	$22.08	$10,376	1.74%	0.65%	to	0.85%	30.65%	to	30.88%
2012	387	$16.74	to	$16.87	$6,535	2.02%	0.65%	to	0.85%	14.11%	to	14.37%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND (Effective date 05/01/2009)
2016	183	$28.79	to	$12.40	$4,378	0.08%	0.49%	to	0.85%	19.21%	to	19.64%
2015	160	$24.15	to	$10.36	$3,310	0.00%	0.49%	to	0.85%	(2.17) %	to	(1.82) %
2014	120	$24.69	to	$10.54	$2,782	0.48%	0.65%	to	0.85%	5.78%	to	5.40%
2013	105	$23.34	to	$23.56	$2,465	0.17%	0.65%	to	0.85%	33.60%	to	33.86%
2012	74	$17.47	to	$17.60	$1,295	0.40%	0.65%	to	0.85%	10.50%	to	10.69%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Effective date 05/29/2014)
2016	22	$12.19	to	$12.26	$272	0.00%	0.49%	to	0.69%	(11.10) %	to	(10.92) %
2015	37	$13.72	to	$13.76	$514	0.00%	0.49%	to	0.69%	11.99%	to	12.21%
2014	5	$12.25	to	$12.26	$67	0.00%	0.49%	to	0.69%	22.50%	to	22.60%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II (Effective date 05/01/2014)
2016	141	$12.06	to	$12.12	$1,762	0.00%	0.65%	to	0.85%	(11.47) %	to	(11.30) %
2015	318	$14.07	to	$13.67	$4,468	0.00%	0.65%	to	0.85%	11.51%	to	11.74%
2014	252	$12.62	to	$12.23	$3,163	0.00%	0.65%	to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND (Effective date 04/30/2010)
2016	648	$11.88	to	$8.55	$7,223	1.96%	0.49%	to	0.85%	6.27%	to	6.66%
2015	626	$11.18	to	$8.02	$6,687	3.20%	0.49%	to	0.85%	(7.28) %	to	(6.95) %
2014	586	$12.06	to	$8.62	$6,973	1.79%	0.49%	to	0.85%	(11.84) %	to	(13.80) %
2013	457	$13.68	to	$13.78	$6,297	2.24%	0.65%	to	0.85%	21.93%	to	22.16%
2012	410	$11.22	to	$11.28	$4,643	2.98%	0.65%	to	0.85%	17.24%	to	17.50%
TEMPLETON GLOBAL BOND VIP FUND (Effective date 05/01/2014)
2016	667	$9.71	to	$9.63	$6,521	0.00%	0.49%	to	0.85%	2.07%	to	2.44%
2015	780	$9.52	to	$9.40	$7,426	7.55%	0.49%	to	0.85%	(5.12) %	to	(4.77) %
2014	505	$10.03	to	$9.87	$5,061	0.78%	0.49%	to	0.85%	0.30%	to	(1.30) %
THIRD AVENUE VALUE PORTFOLIO (Effective date 05/01/2006)
2016	173	$10.72	to	$10.95	$1,896	0.79%	0.65%	to	0.85%	11.28%	to	11.50%
2015	265	$9.63	to	$9.82	$2,605	3.33%	0.65%	to	0.85%	(9.66) %	to	(9.49) %
2014	301	$10.66	to	$10.85	$3,268	2.96%	0.65%	to	0.85%	3.50%	to	3.73%
2013	418	$10.30	to	$10.46	$4,365	3.28%	0.65%	to	0.85%	17.98%	to	18.19%
2012	493	$8.73	to	$8.85	$4,343	0.87%	0.65%	to	0.85%	26.16%	to	26.61%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
TOUCHSTONE VST FOCUSED FUND (Effective date 05/01/2009)
2016	140	$28.14	to	$12.46	$3,558	0.00%	0.49%	to	0.85%	12.16%	to	12.56%
2015	140	$25.09	to	$11.07	$3,344	0.00%	0.49%	to	0.85%	1.11%	to	1.47%
2014	124	$24.81	to	$10.91	$3,066	0.00%	0.49%	to	0.85%	12.11%	to	9.10%
2013	132	$22.13	to	$22.33	$2,943	0.00%	0.65%	to	0.85%	33.72%	to	33.95%
2012	122	$16.55	to	$16.67	$2,028	0.00%	0.65%	to	0.85%	18.89%	to	19.16%
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
2016	157	$49.41	to	$49.41	$7,919	1.40%	0.85%	to	0.85%	5.91%	to	5.91%
2015	170	$46.65	to	$46.65	$7,999	1.33%	0.85%	to	0.85%	1.31%	to	1.31%
2014	173	$46.05	to	$46.05	$8,039	1.50%	0.85%	to	0.85%	28.63%	to	28.63%
2013	184	$35.80	to	$35.80	$6,642	1.12%	0.85%	to	0.85%	1.19%	to	1.19%
2012	249	$35.38	to	$35.38	$8,837	0.89%	0.85%	to	0.85%	14.87%	to	14.87%
VAN ECK VIP GLOBAL HARD ASSETS FUND (Effective date 05/01/2009)
2016	308	$11.90	to	$7.10	$3,354	0.38%	0.49%	to	0.85%	42.20%	to	42.70%
2015	319	$8.37	to	$4.97	$2,572	0.03%	0.49%	to	0.85%	(34.19) %	to	(33.94) %
2014	301	$12.72	to	$7.53	$3,823	0.00%	0.49%	to	0.85%	(20.00) %	to	(24.70) %
2013	305	$15.90	to	$16.05	$4,897	0.53%	0.65%	to	0.85%	9.35%	to	9.56%
2012	321	$14.54	to	$14.65	$4,697	0.65%	0.65%	to	0.85%	2.25%	to	2.45%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND (Effective date 05/01/2009)
2016	534	$10.68	to	$8.56	$5,647	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
2015	666	$10.12	to	$8.08	$6,743	6.86%	0.49%	to	0.85%	(13.82) %	to	(13.51) %
2014	816	$11.74	to	$9.34	$9,664	4.86%	0.49%	to	0.85%	1.29%	to	(6.60) %
2013	814	$11.59	to	$11.70	$9,524	2.28%	0.65%	to	0.85%	(9.95) %	to	(9.72) %
2012	919	$12.87	to	$12.96	$11,924	2.17%	0.65%	to	0.85%	4.72%	to	4.85%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO (Effective date 05/29/2014)
2016	209	$12.34	to	$12.41	$2,590	1.04%	0.49%	to	0.69%	10.08%	to	10.30%
2015	143	$11.21	to	$11.25	$1,608	0.55%	0.49%	to	0.69%	1.92%	to	2.12%
2014	27	$11.00	to	$11.01	$292	0.00%	0.49%	to	0.69%	10.00%	to	10.10%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO (Effective date 05/29/2014)
2016	166	$11.25	to	$11.31	$1,878	2.02%	0.49%	to	0.69%	12.18%	to	12.41%
2015	66	$10.03	to	$10.06	$666	1.67%	0.49%	to	0.69%	(3.12) %	to	(2.93) %
2014	15	$10.35	to	$10.37	$159	0.00%	0.49%	to	0.69%	3.50%	to	3.70%
VANGUARD VIF MID-CAP INDEX PORTFOLIO (Effective date 05/29/2014)
2016	270	$11.68	to	$11.74	$3,164	1.01%	0.49%	to	0.69%	10.35%	to	10.58%
2015	134	$10.58	to	$10.62	$1,425	0.76%	0.49%	to	0.69%	(2.11) %	to	(1.92) %
2014	35	$10.81	to	$10.82	$380	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
VANGUARD VIF REIT INDEX PORTFOLIO (Effective date 05/29/2014)
2016	208	$12.24	to	$12.30	$2,551	2.09%	0.49%	to	0.69%	7.62%	to	7.83%
2015	118	$11.37	to	$11.41	$1,341	1.47%	0.49%	to	0.69%	1.52%	to	1.73%
2014	40	$11.20	to	$11.21	$450	0.00%	0.49%	to	0.69%	12.00%	to	12.10%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO (Effective date 05/29/2014)
2016	101	$11.91	to	$11.97	$1,207	0.26%	0.49%	to	0.69%	14.14%	to	14.38%
2015	60	$10.44	to	$10.47	$624	0.13%	0.49%	to	0.69%	(3.42) %	to	(3.23) %
2014	10	$10.81	to	$10.82	$111	0.00%	0.49%	to	0.69%	8.10%	to	8.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2016	240	$34.34	to	$11.14	$5,202	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
2015	324	$32.17	to	$10.44	$6,637	0.00%	0.49%	to	0.85%	(2.30) %	to	(1.94) %
2014	295	$32.93	to	$10.64	$6,555	0.00%	0.65%	to	0.85%	(0.48) %	to	6.40%
2013	347	$33.09	to	$20.52	$7,943	0.01%	0.65%	to	0.85%	42.57%	to	42.80%
2012	311	$23.21	to	$14.37	$4,950	0.00%	0.65%	to	0.85%	16.75%	to	17.02%
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND (Effective date 05/01/2014)
2016	59	$10.84	to	$10.53	$630	0.00%	0.65%	to	0.85%	(0.33) %	to	(0.13) %
2015	77	$10.88	to	$10.54	$827	0.00%	0.65%	to	0.85%	0.49%	to	0.69%
2014	25	$10.82	to	$10.47	$266	0.00%	0.65%	to	0.85%	8.20%	to	4.70%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2016	239	$29.81	to	$11.31	$5,714	1.96%	0.65%	to	0.85%	11.28%	to	11.50%
2015	282	$26.78	to	$10.14	$6,036	0.13%	0.65%	to	0.85%	(3.90) %	to	(3.71) %
2014	328	$27.87	to	$23.05	$7,365	0.06%	0.65%	to	0.85%	9.47%	to	9.71%
2013	318	$16.34	to	$21.01	$6,586	0.20%	0.65%	to	0.85%	29.58%	to	29.77%
2012	333	$12.61	to	$16.19	$5,336	0.10%	0.65%	to	0.85%	14.53%	to	14.82%

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as listed in Appendix A as of December 31, 2016, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

April 7, 2017

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

AB VPS GROWTH AND INCOME PORTFOLIO

AB VPS GROWTH PORTFOLIO

AB VPS INTERNATIONAL GROWTH PORTFOLIO

AB VPS INTERNATIONAL VALUE PORTFOLIO

AB VPS REAL ESTATE INVESTMENT PORTFOLIO

AB VPS SMALL/MID CAP VALUE PORTFOLIO

ALGER BALANCED PORTFOLIO

ALGER CAPITAL APPRECIATION PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

AMERICAN FUNDS IS GLOBAL GROWTH FUND

AMERICAN FUNDS IS NEW WORLD FUND

BLACKROCK GLOBAL ALLOCATION VI FUND

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND

COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

DELAWARE VIP EMERGING MARKETS SERIES

DELAWARE VIP SMALL CAP VALUE SERIES

DELAWARE VIP SMID CAP GROWTH SERIES

DEUTSCHE CAPITAL GROWTH VIP

DEUTSCHE CORE EQUITY VIP

DEUTSCHE GLOBAL SMALL CAP VIP

DEUTSCHE LARGE CAP VALUE VIP

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

DEUTSCHE SMALL CAP INDEX VIP

DEUTSCHE SMALL MID CAP GROWTH VIP

DEUTSCHE SMALL MID CAP VALUE VIP

DIMENTIONAL VA US TARGETED VALUE PORTFOLIO

DREYFUS IP MIDCAP STOCK PORTFOLIO

DREYFUS VIF APPRECIATION PORTFOLIO

DREYFUS VIF GROWTH AND INCOME PORTFOLIO

DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO

FEDERATED FUND FOR US GOVERNMENT SECURITIES II

FEDERATED MANAGED TAIL RISK FUND II

FEDERATED MANAGED VOLATILITY FUND II

FRANKLIN SMALL CAP VALUE VIP FUND

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO

GREAT-WEST ARIEL MID CAP VALUE FUND

GREAT-WEST LOOMIS SAYLES BOND FUND

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

INVESCO V.I. COMSTOCK FUND

INVESCO V.I. CORE EQUITY FUND

INVESCO V.I. GROWTH & INCOME FUND

INVESCO V.I. HIGH YIELD FUND

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESCO V.I. MID CAP CORE EQUITY FUND

INVESCO V.I. SMALL CAP EQUITY FUND

INVESCO V.I. TECHNOLOGY FUND

IVY FUNDS VIP INTERNATIONAL CORE EQUITY

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

JANUS ASPEN JANUS PORTFOLIO

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

LVIP BARON GROWTH OPPORTUNITIES FUND

MFS VIT II INTERNATIONAL VALUE PORTFOLIO

MFS VIT UTILITIES SERIES

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

NVIT MID CAP INDEX FUND

OPPENHEIMER GLOBAL FUND/VA

OPPENHIEMER INTERNATIONAL GROWTH FUND/VA

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

PIMCO VIT HIGH YIELD PORTFOLIO

PIMCO VIT LOW DURATION PORTFOLIO

PIMCO VIT REAL RETURN PORTFOLIO

PIMCO VIT TOTAL RETURN PORTFOLIO

PIONEER EMERGING MARKETS VCT PORTFOLIO

PIONEER FUND VCT PORTFOLIO

PIONEER MID CAP VALUE VCT PORTFOLIO

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

PUTNAM VT EQUITY INCOME FUND

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

PUTNAM VT GLOBAL HEALTH CARE FUND

PUTNAM VT INCOME FUND

PUTNAM VT INTERNATIONAL EQUITY FUND

PUTNAM VT INTERNATIONAL VALUE FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

PUTNAM VT INVESTORS FUND

PUTNAM VT SMALL CAP VALUE FUND

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO

SCHWAB MARKETTRACK GROWTH PORTFOLIO

SCHWAB S&P 500 INDEX PORTFOLIO

SCHWAB VIT BALANCED PORTFOLIO

SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO

SCHWAB VIT GROWTH PORTFOLIO

SENTINEL VARIABLE PRODUCTS BOND FUND

SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

TEMPLETON FOREIGN VIP FUND

TEMPLETON GLOBAL BOND VIP FUND

THIRD AVENUE VALUE PORTFOLIO

TOUCHSTONE VST FOCUSED FUND

UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO

VAN ECK VIP GLOBAL HARD ASSETS FUND

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

VANGUARD VIF CAPITAL GROWTH PORTFOLIO

VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO

VANGUARD VIF MID-CAP INDEX PORTFOLIO

VANGUARD VIF REIT INDEX PORTFOLIO

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company(“GWL&A”) and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith.

(b)	Exhibits

(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2)	Not applicable.

(3)	(a) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed on April 21, 2003 (File No. 333-52956).

(b) Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(4)	(a) Form of the variable annuity contract is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194099).

(b) Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194099).

(c) Form of Individual Retirement Annuity Endorsement is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194099).

(d) Form of Roth Individual Retirement Endorsement is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194099).

(e) Form of variable annuity contract amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement, filed on December 19, 2014 (File No. 333-194099).

(f) Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194099).

(5)	(a) Form of application is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4, filed on February 24, 2014 (File No. 333-194099).

(6)	(a) Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(b) Bylaws of Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(7)	Not applicable.

(8)	(a) Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post-Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(b) Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333- 01153); Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(c) Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBernstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(d) Participation Agreement with ALPS Variable Investment Trust and amendment to Participation Agreement with ALPS Variable Investment Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194099).

(e) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(f) Participation Agreement with Blackrock Variable Series Funds, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(g) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(h) Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(i) Participation Agreement with DFA Investment Dimensions Group Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(j) Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(k) Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(l) Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(m) Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(n) Participation Agreement with Great-West Funds, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(o) Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(p) Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(q) Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(r) Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC is incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(s) Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(t) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is filed herewith.

(u) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(v) Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(w) Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(x) Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).

(y) Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

(z) Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(aa) Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(bb) Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(cc) Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); 2016 amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194099).

(dd) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of Great-West Life & Annuity Insurance Company of New York on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(ee) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(ff) Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(gg) Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(hh) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(ii) Participation Agreement with Vanguard Variable Insurance Fund is incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-194099).

(jj) Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(kk) Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).

(ll) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(9)	Opinion of counsel and consent is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194099).

(10)	(a) Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(b)Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney for Directors Bernbach, Coutu, A. Desmarais, O. Desmarais, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Mahon, Nickerson, Orr, Rousseau, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194099).

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

R.L. Reynolds	(2)	Director, President, and Chief Executive Officer

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

M.R. Coutu	Brookfield Asset Management Inc. 335 - 8th Avenue SW - Suite 1700 Calgary, AB T2P 1C9	Director

A.R. Desmarais	(4)	Director

O.A. Desmarais	(4)	Director

P.G. Desmarais, Jr.	(4)	Director

G.A. Doer	(1)	Director

G.J. Fleming	(2)	Director

C. Généreux	(4)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G.D. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

E.F. Murphy, III	(2)	President, Empower Retirement

D.L. Musto	(2)	President, Great-West Investments

R.K. Shaw	(2)	President, Individual Markets

A.S. Bolotin	(2)	Senior Vice President and Chief Financial Officer

E.P. Friesen	(2)	Chief Investment Officer, General Account

J.W. Knight	(3)	Senior Vice President & Chief Technology Officer

C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement

C.S. Tocher	(2)	Chief Investment Officer, Segregated Funds

R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary

K.I. Schindler	(2)	Chief Compliance Officer

R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations

J.M. Gearin	(2)	Senior Vice President, Empower Retirement Operations

W.S. Harmon	(2)	Head of Core Market

S.E. Jenks	(2)	Senior Vice President, Marketing

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

M.P. McCarthy	(2)	Senior Vice President, National Sales

W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market

D.G. McLeod	(2)	Senior Vice President, Product Management

B.J. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.G. Step	(2)	Senior Vice President, Empower Retirement Products

W. Van Harlow	(2)	Senior Vice President, Empower Institute and Strategic Solutions

C. E. Waddell	(2)	Senior Vice President, Retirement Solutions

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/16

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2016

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.22% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2016 414,461,536 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,009,256.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,638,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,747,312 or 59.22% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

2

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
95.84% - Putnam Investments, LLC (4.16% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
82.02% - PanAgora Asset Management, Inc. (16.08% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

3

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - Putnam Mortgage Opportunities Company
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)

4

100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

5

70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

 0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.

6

100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited

7

100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited(78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
30.45% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% Canada Life (Ireland) Limited

8

100.0% Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
30.43% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited

9

100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation

10

61.506% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.89% - IPC Portfolio Services Inc. (and 11.11% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
37.74% - Portag3 Ventures LP
32.8% - Springboard LP
69.7% - WealthSimple Financial Corp.
15.0% - Personal Capital Corporation

E. Pargesa Holding SA Group of Companies (European investments)

11

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.9% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.8% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
20.0% - Ontex
7.5% - adidas
0.4% - LTI One
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.6% - Imerys (53.7% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.3% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
0.7% - Total SA (1.2% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
67.4% - Serena S.á.r.l.
Capital
16.2% - SGS
100.0% - Eliott Capital

12

Capital
9.4% - LafargeHolcim
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
5.9% - Ergon Capital SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
100.0% - PrimeStone Capital Parallel Vehicle SCS
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
1.0% - Engie (0.6% in capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
50.0% - Workopolis

13

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.19% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
32.5% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 14 LP
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.

14

100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
52.0% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings Inc. (non voting)
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings Inc.
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
97.3% - Vein Clinics of America
100.0% - 1069759 B.C. Unlimited Liability Company
96.7% - IntegraMed America, Inc.
50.0% - 9938982 Canada Inc.
100.0% - 9990089 Canada Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.

15

67.2% - Springboard L.P.
69.7% - WealthSimple Financial Corp. (67.8% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
24.52% - Portag3 Ventures L.P.
100.0% - 9917837 Canada Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27.	Number of Contract Owners

As of February 28, 2017, there were 684 Contract Owners; 650 were Non-Qualified Contracts, and 34 were Qualified Contracts.

Item 28.	Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this article:

(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3)	“Expenses” includes counsel fees.

(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

a.	The person’s conduct was in good faith; and

b.	The person reasonably believed:

i.	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
ii.	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and

c.	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.

(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

a.	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

b.	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:

a.	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;

b.	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and

c.	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

a.	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

b.	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.

(2)	The determinations required by subsection (1) of this section shall be made:

a.	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

b.	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

a.	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

b.	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

a.	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

b.	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and

c.	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of the Depositor

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (GWL&A), Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter

E.F. Murphy, III	(1)	Chairman, President, and Chief Executive Officer

D.L. Musto	(1)	Director and Executive Vice President

R.K. Shaw	(1)	Director and Executive Vice President

S.E. Jenks	(1)	Director and Executive Vice President

C.E. Waddell	(1)	Director and Senior Vice President

K.I. Schindler	(1)	Chief Compliance Officer

R.H. Linton, Jr.	(1)	Executive Vice President

W.S. Harmon	(1)	Senior Vice President

R.J. Laeyendecker	(1)	Senior Vice President

M. McCarthy	(1)	Senior Vice President

W.J. McDermott	(1)	Senior Vice President

R.L. Logsdon	(1)	Vice President, Counsel, and Secretary

R.M. Mattie	(1)	FIN OP Principal, Vice President and Treasurer

1)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(c)	Commissions and other compensation received by Principal Underwriter during registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 13th day of April, 2017.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr		April 13, 2017
R. Jeffrey Orr*	Chairman of the Board

/s/ Robert L. Reynolds		April 13, 2017
Robert L. Reynolds	Director, President and Chief Executive Officer

/s/ Andra S. Bolotin		April 13, 2017
Andra S. Bolotin	Senior Vice President and Chief Financial Officer

/s/ John L. Bernbach		April 13, 2017
John L. Bernbach*	Director

/s/ Marcel R. Coutu		April 13, 2017
Marcel R. Coutu*	Director

/s/ André R. Desmarais		April 13, 2017
André R. Desmarais*	Director

/s/ Olivier A. Desmarais		April 13, 2017
Olivier A. Desmarais*	Director

/s/ Paul G. Desmarais, Jr.		April 13, 2017
Paul G. Desmarais, Jr*.	Director

/s/ Gary A. Doer		April 13, 2017
Gary A. Doer*	Director

/s/ Gregory J. Fleming		April 13, 2017
Gregory J. Fleming*	Director

/s/ Claude Généreux		April 13, 2017
Claude Généreux*	Director

/s/ Alain Louvel		April 13, 2017
Alain Louvel*	Director

/s/ Paul A. Mahon		April 13, 2017
Paul A. Mahon*	Director

/s/ Jerry E.A. Nickerson		April 13, 2017
Jerry E.A. Nickerson*	Director

/s/ Henri P. Rousseau		April 13, 2017
Henri P. Rousseau*	Director

/s/ Raymond Royer		April 13, 2017
Raymond Royer*	Director

/s/ T. Timothy Ryan, Jr.		April 13, 2017
T. Timothy Ryan, Jr.*	Director

/s/ Jerome J. Selitto		April 13, 2017
Jerome J. Selitto*	Director

/s/ Gregory D. Tretiak		April 13, 2017
Gregory D. Tretiak*	Director

/s/ Brian E. Walsh		April 13, 2017
Brian E. Walsh*	Director

/s/ Ryan L. Logsdon		April 13, 2017
Ryan L. Logsdon	*Attorney-in-Fact pursuant to Power of Attorney